File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    12/                             (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    71                                             (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          1750 Hennepin Avenue, Minneapolis, MN                    55403
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Suzanne J. Pepin
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485
     _X_ on July 1, 2000  pursuant  to  paragraph  (b) of Rule 485
     ___ 60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to  paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Immediate Variable Annuity Contracts




                              CROSS REFERENCE SHEET
                             (Required by Rule 495)


Item No.                                                   Location
--------                                                   --------
                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Summary

Item 4.   Condensed Financial Information . . . . . . . .  Appendix

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Expenses

Item 7.   General Description of Registrant,
          Depositor, and Portfolio Companies . . . . . .   The Franklin
                                                           Templeton Valuemark
                                                           Income Plus Immediate
                                                           Variable Annuity
                                                           Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Payments (The
                                                           Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information




                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)

Item No.                                                   Location
--------                                                   --------
                                 PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A

                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------

This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we", "us" and "our" refer to Allianz Life.

The annuity offers the Variable Options listed below, and a Fixed Payment Option of Allianz Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option). The Fixed Payment Option and one or more of the Variable Options may not be available in your state.


VARIABLE OPTIONS:


AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS TRUST+:
Franklin  Aggressive Growth Securities Fund
Franklin Global Communications  Securities Fund*
Franklin Growth and Income  Securities  Fund*
Franklin High Income Fund
Franklin  Income Securities Fund
Franklin Large Cap Growth Securities Fund*
Franklin Money Market Fund
Franklin  Real Estate Fund*
Franklin  Rising  Dividends  Securities  Fund*
Franklin  S&P 500  Index  Fund
Franklin  Small  Cap  Fund
Franklin  Technology Securities Fund
Franklin Value Securities Fund
Mutual Discovery  Securities Fund
Mutual  Shares   Securities   Fund
Templeton  Asset  Strategy  Fund*
Templeton Developing  Markets Securities Fund*
Templeton Growth Securities Fund*
Templeton International  Securities Fund*
Templeton  International  Smaller Companies Fund
Templeton Pacific Growth Securities Fund*

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

+Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products
Trust.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES  OR  DETERMINED  IF THIS  PROSPECTUS  IS  TRUTHFUL OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


* The fund's name changed as follows:

   CURRENT NAME                                        PREVIOUS NAME
-----------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund      Franklin Global Utilities Securities Fund
   Franklin Growth and Income Securities Fund          Franklin Growth and Income Fund
   Franklin Large Cap Growth Securities Fund           Franklin Capital Growth Fund
   Franklin Real Estate Fund                           Franklin Real Estate Securities Fund
   Franklin Rising Dividends Securities Fund           Franklin Rising Dividends Fund
   Templeton Asset Strategy Fund                       Templeton Global Asset Allocation Fund
   Templeton Developing Markets Securities Fund        Templeton Developing Markets Equity Fund
   Templeton Growth Securities Fund                    Templeton Global Growth Fund
   Templeton International Securities Fund             Templeton International Equity Fund
   Templeton Pacific Growth Securities Fund            Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.


To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated July 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 22 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.



THE VALUEMARK INCOME PLUS IMMEDIATE VARIABLE
ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF  PRINCIPAL.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: July 1, 2000.

                                         Immediate Variable Annuity Prospectus 3

TABLE OF CONTENTS
--------------------------------------------------------------------------------
INDEX OF TERMS                                      4

SUMMARY                                             5

FEE TABLE                                           7

1. THE VALUEMARK INCOME PLUS IMMEDIATE
    VARIABLE ANNUITY CONTRACT                      12


2.OWNERSHIP                                        12

    Contract Owner/Annuitant                       12

    Joint Owner/Joint Annuitant                    12

    Beneficiary                                    12

    Assignment                                     12

3. ANNUITY PAYMENTS (THE PAYOUT PHASE)             13

    Income Date                                    13

    Annuity Payments                               13

    Assumed Investment Return                      13

    Annuity Options                                13

4. PURCHASE                                        14

    Purchase Payment                               14

    Allocation of Purchase Payment                 14

    Free Look                                      15

    VIP Units                                      15

5.  INVESTMENT OPTIONS                             15

    Transfers                                      17
      Telephone Transfers                          17

    Voting Privileges                              17

    Substitution                                   17

6.  EXPENSES                                       18

    Insurance Charges                              18
      Mortality and Expense Risk Charge            18
      Administrative Expense Charge                18

    Commutation Fee                                18

    Premium Taxes                                  18

    Income Taxes                                   18

    Portfolio Expenses                             18

7.  TAXES                                          18

    Annuity Contracts in General                   18

    Qualified and Non-Qualified Contracts          19

    Liquidations - Non-Qualified Contracts         19

    Liquidations - Qualified Contracts             19

    Diversification                                20

8. ACCESS TO YOUR MONEY                            20

    Suspension of Payments or Transfers            21

9. PERFORMANCE                                     21

10. DEATH BENEFIT                                  21

    Death of Beneficiary                           21

11. OTHER INFORMATION                              22

    Allianz Life                                   22

    The Separate Account                           22

    Distribution                                   22

    Administration                                 22

    Financial Statements                           22

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                             22

APPENDIX A - CONDENSED FINANCIAL
INFORMATION                                        23



APPENDIX B - ILLUSTRATION OF
ANNUITY INCOME                                     28

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                   PAGE

Annuitant                                            12

Annuity Calculation Date                             13

Annuity Options                                      13

Annuity Payments                                     13

Annuity Unit                                         15

Assumed Investment Return (AIR)                      13

Beneficiary                                          12

Contract                                             12

Contract Owner                                       12

Fixed Payment Option                                 12

Income Date                                          13

                                                   PAGE

Joint Annuitant                                      12

Joint Owner                                          12

Non-Qualified                                        19

Payout Phase                                         13

Portfolios                                           15

Purchase Payment                                     14

Qualified                                            19

Tax Deferral                                         18

Total Liquidation Value                              20

Variable Option                                      12

VIP Unit                                             15

                                         Immediate Variable Annuity Prospectus 5


SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:

The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Variable Options and the Allianz Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

ANNUITY PAYMENTS:

When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout, or both. If you choose to have any part of your Annuity Payments come from the Variable Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can receive Annuity Payments from the Allianz Life Fixed Payment Option. Your income will fluctuate up or down based on the Portfolios' performance. No minimum payment amount is guaranteed. You can make transfers between the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee which is a percentage of the amount liquidated (withdrawn). If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6, you may make a full or partial liquidation, a commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply.

You currently can make as many transfers as you want each year. Allianz Life may limit this in the future. However, you will always be allowed at least 6 transfers each year.

There are also annual Portfolio operating expenses, which vary depending upon the Variable Options you select. In 1999, these expenses ranged from 0.49% to 1.56% of the average daily value of the Portfolios.

Allianz Life may assess a state premium tax charge, which ranges from 0% to 3.5% of your Purchase Payment (depending upon the state).

TAXES:

Your earnings are not taxed until you take them out. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 591 1/42 when you take the money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Option 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:


USAllianz Service Center
300 Berwyn Park
P.O. Box 3031
Philadelphia, Pennsylvania 19312-0031
1-800-792-7198

                                         Immediate Variable Annuity Prospectus 7


FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.

CONTRACT OWNER TRANSACTION FEES

Commutation Fee*
(as a percentage of the amount taken out [liquidated])


                           CONTRACT YEAR    CHARGE
                           ------------------------
                                  1             5%

                                  2             5%

                                  3             4%

                                  4             3%

                                  5             2%

                             6 (& thereafter)   1%


*After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.





SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)

Mortality and Expense Risk Charge                    1.25%

Administrative Expense Charge                         .15%
                                                     -----
Total Separate Account Annual Expense                1.40%


FUND ANNUAL EXPENSES
(as a percentage of the Portfolios' average daily net assets). See the accompanying fund prospectuses for more information.



                                                       MANAGEMENT                             OTHER        TOTAL ANNUAL
                                                          FEES1           12B-1 FEES        EXPENSES         EXPENSES
------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund                                     .63%                --              .10%             .73%
------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                          .75%                --              .04%             .79%
------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio2               .85%                --              .08%             .93%
------------------------------------------------------------------------------------------------------------------------
 Franklin Aggressive Growth Securities Fund3 - Class 1    .50%                --              .22%             .72%
------------------------------------------------------------------------------------------------------------------------
 Franklin Global Communications Securities Fund - Class 1 .48%                --              .03%             .51%
------------------------------------------------------------------------------------------------------------------------
 Franklin Growth and Income Securities Fund - Class 1     .47%                --              .02%             .49%
------------------------------------------------------------------------------------------------------------------------
 Franklin High Income Fund - Class 1                      .51%                --              .03%             .54%
------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund - Class 1                .48%                --              .02%             .50%
------------------------------------------------------------------------------------------------------------------------
 Franklin Large Cap Growth Securities Fund4 - Class 1     .75%                --              .02%             .77%
------------------------------------------------------------------------------------------------------------------------
 Franklin Money Market Fund - Class 1                     .52%                --              .01%             .53%
------------------------------------------------------------------------------------------------------------------------
 Franklin Real Estate Fund - Class 1                      .56%                --              .02%             .58%
------------------------------------------------------------------------------------------------------------------------
 Franklin Rising Dividends Securities Fund - Class 1      .73%                --              .02%             .75%
------------------------------------------------------------------------------------------------------------------------
 Franklin S&P 500 Index Fund5 - Class 1                   .15%                --              .38%             .53%
------------------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Fund6 - Class 1                       .55%                --              .27%             .82%
------------------------------------------------------------------------------------------------------------------------
 Franklin Technology Securities Fund3 - Class 1           .55%                --              .38%             .93%
------------------------------------------------------------------------------------------------------------------------
 Franklin Value Securities Fund - Class 1                 .60%                --              .21%             .81%
------------------------------------------------------------------------------------------------------------------------
 Mutual Discovery Securities Fund - Class 1               .80%                --              .21%            1.01%
------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund4 - Class 1                 .60%                --              .19%             .79%
------------------------------------------------------------------------------------------------------------------------
 Templeton Asset Strategy Fund6 - Class 1                 .60%                --              .18%              78%
------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities Fund6 - Class 1 1.25%                --              .31%            1.56%
------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund4 - Class 1              .83%                --              .05%             .88%
------------------------------------------------------------------------------------------------------------------------
 Templeton International Securities Fund6 - Class 1       .69%                --              .19%             .88%
------------------------------------------------------------------------------------------------------------------------
 Templeton International Smaller Companies Fund - Class 1 .85%                --              .26%            1.11%
------------------------------------------------------------------------------------------------------------------------
 Templeton Pacific Growth Securities Fund - Class 1      1.00%                --              .08%            1.08%
------------------------------------------------------------------------------------------------------------------------
 USAllianz VIP Fixed Income Fund5/7                       .50%               .25%              --              .75%
------------------------------------------------------------------------------------------------------------------------
 USAllianz VIP Growth Fund5/7                             .65%               .25%              --              .90%
------------------------------------------------------------------------------------------------------------------------

1.Certain portfolios of Franklin Templeton Variable Insurance Products Trust incur a Portfolio Administration Fee. The
   Portfolio  Administration Fee is a direct expense for the Franklin  Aggressive Growth Securities Fund, the Franklin
   S&P 500 Index Fund,  the Franklin  Small Cap Fund,  the Franklin  Technology  Securities  Fund,  the Franklin Value
   Securities  Fund, the Mutual  Discovery  Securities  Fund, the Mutual Shares  Securities  Fund, the Templeton Asset
   Strategy Fund, the Templeton Developing Markets Securities Fund, the Templeton  International  Securities Fund, and
   the Templeton  International  Smaller  Companies Fund. Other Portfolios of Franklin  Templeton  Variable  Insurance
   Products Trust pay for similar services  indirectly through the Management Fee. See the Franklin Templeton Variable
   Insurance Products Trust prospectus for further information regarding these fees.

2. Other expenses for the Alger American Leveraged AllCap Portfolio include 0.01% of interest expense.


                                                                                 Immediate Variable Annuity Prospectus 9

3.The Franklin Aggressive Growth Securities Fund and the Franklin Technology  Securities Fund commenced operations May
   1, 2000. The expenses shown above for these Portfolios are therefore estimated for the funds' current fiscal year.

4.On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable
   Products Series Fund,  effective 5/1/00.  The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.  However,  if the table reflected  combined assets,  the fund's Management
   Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.75%, 0.02%, and 0.77%
   respectively for the Franklin Large Cap Growth Securities Fund; 0.60%, 0.19%, and 0.79% respectively for the Mutual
   Shares Securities Fund; and 0.80%, 0.05%, and 0.85% respectively for the Templeton Growth Securities Fund.

5.The Franklin S&P 500 Index Fund, the USAllianz VIP Diversified Assets Fund, the USAllianz VIP Fixed Income Fund, and
   the USAllianz VIP Growth Fund commenced operations November 12, 1999. The expenses shown above for these Portfolios are therefore estimated for the funds' current fiscal year.

6.On 2/8/00,  shareholders  approved a merger and  reorganization  that combined the assets of the fund with a similar fund of the Templeton  Variable Products Series Fund,  effective 5/1/00.  The shareholders of the fund had approved new management  fees,  which apply to the combined fund effective  5/1/00.  The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99,  and not the assets of the combined fund.  However, if the table reflected both the new fees and the combined assets,  the fund's  Management  Fees,  Other Expenses,  and
   Total Fund Operating  Expenses after 5/1/00 would be estimated as: 0.55%,  0.27%,  and 0.82%  respectively  for the
   Franklin Small Cap Fund; 1.25%, 0.29%, and 1.54% respectively for the Templeton Developing Markets Securities Fund;
   0.60%,  0.14%,  and 0.74%  respectively  for the  Templeton  Asset  Strategy  Fund;  and  0.65%,  0.20%,  and 0.85%
   respectively for the Templeton International Securities Fund.

7.Certain  expenses of the USAllianz VIP Funds have been assumed by the Adviser.  Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.80% for the  Diversified  Assets Fund,
   3.77% for the Fixed Income Fund, and 3.90% for the Growth Fund.


EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed
   Investment Return.

o  Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see Section 5 - "Expenses" and the accompanying portfolio prospectus.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                                          1 YEAR             3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                       $66                $87                $98              $137
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            $67                $88               $100              $141
-------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  $68                $92               $105              $149
-------------------------------------------------------------------------------------------------------------------------
Franklin Aggressive Growth Securities Fund* - Class 1      $66                $87                $97              $137
-------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class 1   $64                $82                $90              $125
-------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1       $64                $81                $89              $124
-------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1                        $65                $82                $91              $126
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1                  $64                $81                $89              $124
-------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1        $67                $88                $99              $140
-------------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund - Class 1                       $65                $82                $90              $126
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1                        $65                $83                $92              $129
-------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1        $67                $87                $98              $139
-------------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund* - Class 1                     $65                $82                $90              $126
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 1                          $67                $89               $101              $143
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund* - Class 1             $68                $92               $105              $149
-------------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund - Class 1                   $67                $89               $101              $142
-------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 1                 $69                $94               $108              $153
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 1                    $67                $88               $100              $141
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                    $67                $88               $100              $140
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     $73               $107               $128              $183
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 $68                $90               $103              $146
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund - Class 1          $68                $90               $103              $146
-------------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund - Class 1   $70                $96               $112              $159
-------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Securities Fund - Class 1         $69                $95               $111              $157
-------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund*                     $67                $87                $98              $139
-------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund*                           $64                $81                $89              $124
-------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund*                                 $66                $85                $95              $133
-------------------------------------------------------------------------------------------------------------------------

*Estimated


                                                                                 Immediate Variable Annuity Prospectus 11

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                          1 YEAR           3 YEARS          5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                       $20               $55              $84              $134
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                            $20               $56              $87              $137
-------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  $21               $60              $92              $145
-------------------------------------------------------------------------------------------------------------------------
Franklin Aggressive Growth Securities Fund* - Class 1      $20               $54              $84              $133
-------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund - Class 1   $18               $49              $76              $121
-------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 1       $17               $49              $75              $120
-------------------------------------------------------------------------------------------------------------------------
Franklin High Income Fund - Class 1                        $18               $50              $77              $123
-------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 1                  $18               $49              $76              $121
-------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund - Class 1        $20               $56              $86              $136
-------------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund - Class 1                       $18               $50              $77              $122
-------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund - Class 1                        $18               $51              $79              $125
-------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund - Class 1        $20               $55              $85              $135
-------------------------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund* - Class 1                     $18               $50              $77              $122
-------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 1                          $20               $57              $88              $139
-------------------------------------------------------------------------------------------------------------------------
Franklin Technology Securities Fund* - Class 1             $21               $60              $92              $145
-------------------------------------------------------------------------------------------------------------------------
Franklin Value Securities Fund - Class 1                   $20               $57              $87              $139
-------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund - Class 1                 $22               $62              $95              $150
-------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 1                    $20               $56              $87              $137
-------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                    $20               $56              $86              $137
-------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 1     $27               $75             $115              $180
-------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                 $21               $58              $90              $143
-------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund - Class 1          $21               $58              $90              $143
-------------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund - Class 1   $23               $64              $99              $155
-------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Securities Fund - Class 1         $23               $63              $97              $154
-------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Diversified Assets Fund*                     $20               $55              $85              $135
-------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Fixed Income Fund*                           $18               $49              $76              $121
-------------------------------------------------------------------------------------------------------------------------
USAllianz VIP Growth Fund*                                 $19               $53              $81              $129
-------------------------------------------------------------------------------------------------------------------------

* Estimated

See Appendix A - Condensed Financial Information for unit values.

1. THE VALUEMARK INCOME
   PLUS IMMEDIATE VARIABLE
   ANNUITY CONTRACT
-------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.


The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.



The Contract is called a variable annuity because you can choose among 27 Variable Options, and, depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Portfolio(s) you select.



The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Franklin Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.


We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

Immediate Variable Annuity Prospectus 13


3. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS

Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Variable Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.

If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment),

2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6);

3) the Assumed Investment Return (AIR), a benchmark you select, and

4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you choose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you choose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%,

75% or 50% of the  amount  that was  being  paid  when  both  you and the  Joint
Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 591 1/42 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 591 1/42 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 701 1/42. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Variable Options.

This product is not designed for market timers.

ALLOCATION OF PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the Franklin Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices at any one time (which includes the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

                                        Immediate Variable Annuity Prospectus 15

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.

VIP UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Variable Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units. (This example assumes there are no premium taxes in your state.)

5. INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers Variable Options, which invest in Portfolios of AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectuses (which are attached to this prospectus) carefully before investing.

AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the funds underlying your Contract. Each Portfolio has its own investment objective.


Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.


Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.


The following is a list of the Portfolios available under the Contract and the investment adviser for each Portfolio:

AVAILABLE PORTFOLIOS                                            INVESTMENT ADVISERS
-------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund                                            A I M Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                                 Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                       Fred Alger Management, Inc.
   (seeks long-term capital appreciation)


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                      Franklin Advisers, Inc.
Franklin Global Communications Securities Fund*                 Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund*                     Franklin Advisers, Inc.
Franklin High Income Fund                                       Franklin Advisers, Inc.
Franklin Income Securities Fund                                 Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund*                      Franklin Advisers, Inc.
Franklin Money Market Fund                                      Franklin Advisers, Inc.
Franklin Real Estate Fund*                                      Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund*                      Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                                     Franklin Advisers, Inc.
Franklin Small Cap Fund                                         Franklin Advisers, Inc.
Franklin Technology Securities Fund                             Franklin Advisers, Inc.
Franklin Value Securities Fund                                  Franklin Advisory Services, LLC
Mutual Discovery Securities Fund (capital appreciation)         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund (capital appreciation with
   income as a secondary goal)                                  Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund*                                  Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund*                   Templeton Asset Management Ltd.
Templeton Growth Securities Fund*                               Templeton Global Advisors Limited
Templeton International Securities Fund*                        Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund                  Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund*                       Franklin Advisers, Inc.

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund                           Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                 Allianz of America, Inc.
USAllianz VIP Growth Fund                                       Allianz of America, Inc.


                                                                            Immediate Variable Annuity Prospectus 17

* The fund's name changed as of the effective date listed below:

CURRENT NAME                                           PREVIOUS NAME                                  EFFECTIVE DATE
--------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         Franklin Global Utilities Securities Fund      11-15-1999
Franklin Growth and Income Securities Fund             Franklin Growth and Income Fund                05-01-2000
Franklin Large Cap Growth Securities Fund              Franklin Capital Growth Fund                   12-15-1999
Franklin Real Estate Fund                              Franklin Real Estate Securities Fund           11-15-1999
Franklin Rising Dividends Securities Fund              Franklin Rising Dividends Fund                 11-15-1999
Templeton Asset Strategy Fund                          Templeton Global Asset Allocation Fund         05-01-2000
Templeton Developing Markets Securities Fund           Templeton Developing Markets Equity Fund       05-01-2000
Templeton Growth Securities Fund                       Templeton Global Growth Fund                   05-01-2000
Templeton International Securities Fund                Templeton International Equity Fund            05-01-2000
Templeton Pacific Growth Securities Fund               Templeton Pacific Growth Fund                  05-01-2000


Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Portfolios may also be sold directly to Qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS


You can transfer money among the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options. Allianz Life currently allows you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.


The following applies to any transfer:

1. You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to pro- vide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFERS
You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

VOTING PRIVILEGES


We are the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.

6. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of a Variable Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:


            CONTRACT YEAR        CHARGE
            ---------------------------
                  1                5%

                  2                5%

                  3                4%

                  4                3%

                  5                2%

          6 (& thereafter)         1%


After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our VIP Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


7. TAXES
--------------------------------------------------------------------------------

NOTE: ALLIANZ LIFE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. ALLIANZ LIFE HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out

                                        Immediate Variable Annuity Prospectus 19

and the type of Contract-- Qualified or Non-Qualified (see following sections).

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender from your Contract that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 591 1/42;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 591 1/42 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS -- QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a)distributions made on or after the date you reach age 591 1/42;

(b)distributions   following   your  death  or  disability   (for  this  purpose
   disability is as defined in Section 72(m)(7) of the Code);

(c)distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d)distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e)distributions made on account of an IRS levy upon the Qualified Contract;

(f)distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g)distributions made to you to the extent such distribu- tions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h)distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591 1/42 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

If you have chosen Annuity Options 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

                                        Immediate Variable Annuity Prospectus 21

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.


Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.


We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY LIQUIDATION YOU MAKE.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


9. PERFORMANCE
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a unit by dividing the increase (decrease) for that unit by the value of the unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised -- see the accompanying fund prospectuses for more information.


We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.


10. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:


1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.

11. OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life.

Commissions   will  be  paid  to   broker-dealers   who  sell   the   Contracts.
Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker-dealers are also paid a trail commission of up to
 .40% of the remaining payout value that remains under your Annuity Option invested in a Portfolio (trail commissions are not paid on amounts invested in the Fixed Payment Option.). We (by agreement with the broker-dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).

ADMINISTRATION


We have hired  Delaware  Valley  Financial  Services,  Inc.  (USAllianz  Service
Center), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.


FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Company                                               2

Experts                                               2

Legal Opinions                                        2

Distributor                                           2

Calculation of Performance Data                       2

Federal Tax Status                                    6

Annuity Provisions                                   11

Financial Statements                                 13



                                                                         Immediate Variable Annuity Prospectus 23


APPENDIX A
-----------------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The  consolidated  financial  statements  of Allianz Life  Insurance  Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below gives per unit information for the periods indicated.

This information  should be read in conjunction with the financial  statements and related notes of the Separate
Account included in the Statement of Additional Information.

(NUMBER OF UNITS IN THOUSANDS)                              ALGER    FRANKLIN   FRANKLIN
                                        AIM      ALGER    AMERICAN    GLOBAL    GROWTH &     FRANKLIN    FRANKLIN
                                        V.I.   AMERICAN   LEVERAGED    COMM      INCOME        HIGH       INCOME
VARIABLE OPTIONS:                      GROWTH   GROWTH     ALLCAP   SECURITIES SECURITIES     INCOME    SECURITIES
------------------------------------------------------------------------------------------------------------------
PERIOD ENDED MAR. 31, 2000
Unit value at beginning of period     $11.084  $10.922     $12.160    $38.917   $26.147      $20.900      $24.323
Unit value at end of period           $12.473  $12.004     $13.867    $42.355   $25.766      $20.242      $24.126
Number of units outstanding
  at end of period                      1,169      448         467     34,950    43,611       24,736       43,097

YEAR ENDED DEC. 31, 1999
Unit value at beginning of period     $10.000* $10.000*    $10.000*   $28.308   $26.226      $21.208      $25.122
Unit value at end of period           $11.084  $10.922     $12.160    $38.917   $26.147      $20.900      $24.323
Number of units outstanding
  at end of period                        526      540         340     21,687    27,634        9,493       24,929

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period          NA       NA          NA    $25.818   $24.551      $21.312      $25.065
Unit value at end of period                NA       NA          NA    $28.308   $26.226      $21.208      $25.122
Number of units outstanding
  at end of period                         NA       NA          NA     30,851    40,480       14,987       39,420

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period          NA       NA          NA    $20.654   $19.490      $19.375      $21.708
Unit value at end of period                NA       NA          NA    $25.818   $24.551      $21.312      $25.065
Number of units outstanding
  at end of period                         NA       NA          NA     39,623    46,962       18,871       49,812

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period          NA       NA          NA    $19.565   $17.310      $17.252      $19.785
Unit value at end of period                NA       NA          NA    $20.654   $19.490      $19.375      $21.708
Number of units outstanding
  at end of period                         NA       NA          NA     53,086    50,027       20,736       57,504

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period          NA       NA          NA    $15.104   $13.215      $14.608      $16.392
Unit value at end of period                NA       NA          NA    $19.565   $17.310      $17.252      $19.785
Number of units outstanding
  at end of period                         NA       NA          NA     66,669    46,893       18,756       59,309

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period          NA       NA          NA    $17.319   $13.677      $15.155      $17.734
Unit value at end of period                NA       NA          NA    $15.104   $13.215      $14.608      $16.392
Number of units outstanding
  at end of period                         NA       NA          NA     70,082    35,695       15,679       56,569

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period          NA       NA          NA    $15.889   $12.574      $13.278      $15.163
Unit value at end of period                NA       NA          NA    $17.319   $13.677      $15.155      $17.734
Number of units outstanding
  at end of period                         NA       NA          NA     84,217    24,719       11,787       38,967

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period          NA       NA          NA    $14.821   $11.949      $11.583      $13.580
Unit value at end of period                NA       NA          NA    $15.889   $12.574      $13.278      $15.163
Number of units outstanding
  at end of period                         NA       NA          NA     39,387    17,144        4,780       11,397

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period          NA       NA          NA    $12.062   $ 9.803       $9.026       $9.842
Unit value at end of period                NA       NA          NA    $14.821   $11.949      $11.583      $13.580
Number of units outstanding
  at end of period                         NA       NA          NA     16,188     9,671        1,923        4,472

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period          NA       NA          NA    $12.010   $10.180      $10.021      $10.783
Unit value at end of period                NA       NA          NA    $12.062    $9.803       $9.026       $9.842
Number of units outstanding
  at end of period                         NA       NA          NA      6,300     5,356        1,056        3,011


(NUMBER OF UNITS IN THOUSANDS)        FRANKLIN                         FRANKLIN
                                      LARGE CAP   FRANKLIN               RISING    FRANKLIN  FRANKLIN FRANKLIN
                                       GROWTH      MONEY    FRANKLIN   DIVIDENDS   S&P 500    SMALL     VALUE
VARIABLE OPTIONS:                    SECURITIES   MARKET  REAL ESTATE  SECURITIES   INDEX      CAP    SECURITIES
----------------------------------------------------------------------------------------------------------------
PERIOD ENDED MAR. 31, 2000
Unit value at beginning of period     $20.218     $14.860   $21.386     $18.846    $10.467   $28.353    $7.736
Unit value at end of period           $22.182     $14.858   $21.692     $19.232    $10.749   $31.556    $7.949
Number of units outstanding
  at end of period                     18,375     290,604     8,647      25,557      3,194    17,151     1,582

YEAR ENDED DEC. 31, 1999
Unit value at beginning of period     $15.574     $14.386   $23.107     $21.165    $10.000*  $14.600    $7.717
Unit value at end of period           $20.218     $14.860   $21.386     $18.846    $10.467   $28.353    $7.736
Number of units outstanding
  at end of period                     10,867      17,388     5,401      17,252        727    10,654       727

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period     $13.130     $13.865   $28.169     $20.074         NA   $14.952  $10.000*
Unit value at end of period           $15.574     $14.386   $23.107     $21.165         NA   $14.600    $7.717
Number of units outstanding
  at end of period                      8,454      22,032     9,639      27,683         NA    14,856       719

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period     $11.254     $13.359   $23.668     $15.303         NA   $12.913        NA
Unit value at end of period           $13.130     $13.865   $28.169     $20.074         NA   $14.952        NA
Number of units outstanding
  at end of period                      5,673      20,982    13,445      33,249         NA    16,925        NA

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period     $10.000*    $12.883   $18.073     $12.498         NA   $10.146        NA
Unit value at end of period           $11.254     $13.359   $23.668     $15.303         NA   $12.913        NA
Number of units outstanding
  at end of period                      3,722      28,060    12,757      35,569         NA    12,784        NA

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period          NA     $12.354   $15.594     $ 9.769         NA   $10.000*       NA
Unit value at end of period                NA     $12.883   $18.073     $12.498         NA   $10.146        NA
Number of units outstanding
  at end of period                         NA      31,040    10,998      33,789         NA     1,302        NA

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period          NA     $12.066   $15.369     $10.327         NA        NA        NA
Unit value at end of period                NA     $12.354   $15.594      $9.769         NA        NA        NA
Number of units outstanding
  at end of period                         NA      39,437    11,645      28,778         NA        NA        NA

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period          NA     $11.932   $13.095     $10.848         NA        NA        NA
Unit value at end of period                NA     $12.066   $15.369     $10.327         NA        NA        NA
Number of units outstanding
  at end of period                         NA      10,247     5,589      26,256         NA        NA        NA

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period          NA     $11.742   $11.848     $10.000*        NA        NA        NA
Unit value at end of period                NA     $11.932   $13.095     $10.848         NA        NA        NA
Number of units outstanding
  at end of period                         NA       6,951     1,052       8,388         NA        NA        NA

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period          NA     $11.288    $9.000          NA         NA        NA        NA
Unit value at end of period                NA     $11.742   $11.848          NA         NA        NA        NA
Number of units outstanding
  at end of period                         NA       5,682       394          NA         NA        NA        NA

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period          NA     $10.637   $10.368          NA         NA        NA        NA
Unit value at end of period                NA     $11.288    $9.000          NA         NA        NA        NA
Number of units outstanding
  at end of period                         NA       5,768       200          NA         NA        NA        NA


                                                                         Immediate Variable Annuity Prospectus 25

(NUMBER OF UNITS IN THOUSANDS)
                                                                    TEMPLETON                          TEMPLETON
                                     MUTUAL     MUTUAL   TEMPLETON  DEVELOPING  TEMPLETON  TEMPLETON     INT'L
                                    DISCOVERY   SHARES     ASSET     MARKETS     GROWTH      INT'L      SMALLER
VARIABLE OPTIONS:                  SECURITIES SECURITIES STRATEGY   SECURITIES  SECURITIES SECURITIES COMPANIES
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED MAR. 31, 2000
Unit value at beginning of period   $13.701    $13.237    $14.408    $12.188    $19.466     $23.022     $11.441
Unit value at end of period         $14.604    $13.498    $14.016    $11.377    $18.589     $22.000     $11.946
Number of units outstanding
  at end of period                   13,546     28,901      4,583     16,352     40,065      37,741       2,045

YEAR ENDED DEC. 31, 1999
Unit value at beginning of period   $11.226    $11.837    $13.589     $7.993    $16.309     $18.437     $ 9.364
Unit value at end of period         $13.701    $13.237    $14.408    $12.188    $19.466     $23.022     $11.441
Number of units outstanding
  at end of period                    5,796     12,423      2,504     11,226     24,872      27,313       1,034

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period   $11.983    $11.993    $13.786    $10.340    $15.176     $17.711     $10.825
Unit value at end of period         $11.226    $11.837    $13.589     $7.993    $16.309     $18.437     $ 9.364
Number of units outstanding
  at end of period                    9,718     18,133      4,056     15,989     34,226      44,256       1,533

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period   $10.180    $10.330    $12.514    $11.487    $13.560     $16.081     $11.145
Unit value at end of period         $11.983    $11.993    $13.786    $10.340    $15.176     $17.711     $10.825
Number of units outstanding
  at end of period                    9,940     18,744      5,229     23,005     41,433      58,179       1,998

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period   $10.000*   $10.000*   $10.591     $9.582    $11.339     $13.263    $10.000*
Unit value at end of period         $10.180    $10.330    $12.514    $11.487    $13.560     $16.081     $11.145
Number of units outstanding
  at end of period                    1,471      2,613      4,104     22,423     40,327      64,375       1,388

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period        NA         NA    $10.000*    $9.454    $10.201     $12.161          NA
Unit value at end of period              NA         NA    $10.591     $9.582    $11.339     $13.263          NA
Number of units outstanding
  at end of period                       NA         NA      1,338     15,618     28,309      59,883          NA

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period        NA         NA         NA    $10.000*   $10.000*    $12.226          NA
Unit value at end of period              NA         NA         NA     $9.454    $10.201     $12.161          NA
Number of units outstanding
  at end of period                       NA         NA         NA      9,774     14,637      60,464          NA

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period        NA         NA         NA         NA         NA     $ 9.642          NA
Unit value at end of period              NA         NA         NA         NA         NA     $12.226          NA
Number of units outstanding
  at end of period                       NA         NA         NA         NA         NA      24,026          NA

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period        NA         NA         NA         NA         NA     $10.000*         NA
Unit value at end of period              NA         NA         NA         NA         NA     $ 9.642          NA
Number of units outstanding
  at end of period                       NA         NA         NA         NA         NA       1,329          NA

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period        NA         NA         NA         NA         NA          NA          NA
Unit value at end of period              NA         NA         NA         NA         NA          NA          NA
Number of units outstanding
  at end of period                       NA         NA         NA         NA         NA          NA          NA

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period        NA         NA         NA         NA         NA          NA          NA
Unit value at end of period              NA         NA         NA         NA         NA          NA          NA
Number of units outstanding
  at end of period                       NA         NA         NA         NA         NA          NA          NA



(NUMBER OF UNITS IN THOUSANDS)                TEMPLETON          USALLIANZ      USALLIANZ
                                               PACIFIC              VIP            VIP            USALLIANZ
                                               GROWTH           DIVERSIFIED       FIXED              VIP
VARIABLE OPTIONS:                             SECURITIES           ASSETS         INCOME           GROWTH
------------------------------------------------------------------------------------------------------------
PERIOD ENDED MAR. 31, 2000
Unit value at beginning of period              $10.915           $10.170          $9.751           $10.733
Unit value at end of period                    $10.141           $10.391          $9.923           $11.381
Number of units outstanding at end of period     7,984                 0               0                 0

YEAR ENDED DEC. 31, 1999
Unit value at beginning of period              $ 8.078          $10.000*        $10.000*          $10.000*
Unit value at end of period                    $10.915           $10.170          $9.751           $10.733
Number of units outstanding at end of period     7,066                 9              13                21

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period              $ 9.431                NA              NA                NA
Unit value at end of period                    $ 8.078                NA              NA                NA
Number of units outstanding at end of period    10,669                NA              NA                NA

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period              $14.932                NA              NA                NA
Unit value at end of period                    $ 9.431                NA              NA                NA
Number of units outstanding at end of period    15,833                NA              NA                NA

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period              $13.630                NA              NA                NA
Unit value at end of period                    $14.932                NA              NA                NA
Number of units outstanding at end of period    22,061                NA              NA                NA

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period              $12.802                NA              NA                NA
Unit value at end of period                    $13.630                NA              NA                NA
Number of units outstanding at end of period    22,483                NA              NA                NA

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period              $14.233                NA              NA                NA
Unit value at end of period                    $12.802                NA              NA                NA
Number of units outstanding at end of period    27,231                NA              NA                NA

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period              $ 9.761                NA              NA                NA
Unit value at end of period                    $14.233                NA              NA                NA
Number of units outstanding at end of period    14,240                NA              NA                NA

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period             $10.000*                NA              NA                NA
Unit value at end of period                    $ 9.761                NA              NA                NA
Number of units outstanding at end of period       534                NA              NA                NA

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period                   NA                NA              NA                NA
Unit value at end of period                         NA                NA              NA                NA
Number of units outstanding at end of period        NA                NA              NA                NA

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period                   NA                NA              NA                NA
Unit value at end of period                         NA                NA              NA                NA
Number of units outstanding at end of period        NA                NA              NA                NA

*Unit Value at inception was $10.00.

                                                                   Immediate Variable Annuity Prospectus 27

The Unit Value at inception  was $10.00 for each  Variable  Option.  Inception was 1/24/89 for the Franklin
Global Communications  Securities,  Franklin Growth and Income Securities,  Franklin High Income,  Franklin
Income  Securities,  Franklin  Money  Market and Franklin  Real Estate  Variable  Options;  1/27/92 for the
Franklin Rising  Dividends  Securities,  Templeton  International  Securities and Templeton  Pacific Growth
Securities Variable Options;  3/15/94 for the Templeton  Developing Markets Securities and Templeton Growth
Securities  Variable  Options;  5/1/95 for the Templeton Asset Strategy  Variable  Option;  11/1/95 for the
Franklin  Small Cap Variable  Option;  5/1/96 for the Franklin  Large Cap Growth  Securities  and Templeton
International  Smaller Companies Variable Options;  11/8/96 for the Mutual Discovery  Securities and Mutual
Shares Securities  Variable Options;  and 5/1/98 for the Franklin Value Securities Variable Option. The AIM
V.I. Growth, Alger American Growth, Alger American Leveraged AllCap,  Franklin S&P 500 Index, USAllianz VIP
Diversified  Assets,  USAllianz VIP Fixed  Income,  and USAllianz  VIP Growth  Variable  Options  commenced operations with the Separate Account on November 12, 1999.

There are no accumulation  units shown for the Franklin  Aggressive Growth Securities Fund and the Franklin
Technology  Securities Fund because they commenced operations as of May 1, 2000 and therefore had no assets as of December 31, 1999.

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).


The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an average annual rate of 0.80% of the average daily net assets of the Portfolio. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.18%, 3.69% and 9.56%, respectively.


                                                                      Immediate Variable Annuity Prospectus 29



                       VALUEMARK INCOME PLUS ILLUSTRATION



ANNUITANT:                   John Doe                             ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:               1/1/1931                             EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:       Single Life Annuity                  FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                 0%                                   FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                  ASSUMED INVESTMENT RETURN:        3%

The amount of monthly  variable  annuity income shown in the table below and the graph that follows assumes a constant  annual  investment  return.  The amount of variable  annuity income that you actually  receive will depend on the investment performance of the Portfolio(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed.  The amounts shown are based on a 3%
AIR.  Income  will  remain  constant  at $625 per month  when the net rate of  return  after  expenses  is 3%
(annually).




                                            MONTHLY ANNUITY PAYMENTS
                                     ANNUAL RATE OF RETURN BEFORE EXPENSES:         0%          6%          12%
ANNUITY INCOME DATE           AGE     ANNUAL RATE OF RETURN AFTER EXPENSES:       -2.18%       3.69%       9.56%
----------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                   $622        $625        $628
January 1, 2002               71                                                    591         629         668
January 1, 2003               72                                                    561         633         711
January 1, 2004               73                                                    533         638         756
January 1, 2005               74                                                    506         642         804
January 1, 2010               79                                                    391         664       1,095
January 1, 2015               84                                                    302         686       1,491
January 1, 2020               89                                                    233         710       2,030
January 1, 2025               94                                                    180         734       2,765

THE INVESTMENT RATES OF RETURN SHOWN ARE HYPOTHETICAL ONLY. YOU SHOULD NOT CONSIDER THEM TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
                   -2.18%               3.69%               9.56%
                 Annual Rate         Annual Rate         Annual Rate
                  of Return           of Return           of Return
      Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------

       1               $ 622               $ 625               $ 628
       2                 591                 629                 668
       3                 561                 633                 711
       4                 533                 638                 756
       5                 506                 642                 804
       6                 480                 646                 855
       7                 456                 651                 910
       8                 433                 655                 968
       9                 412                 659               1,029
      10                 391                 664               1,095
      11                 371                 668               1,165
      12                 353                 673               1,239
      13                 335                 677               1,318
      14                 318                 682               1,402
      15                 302                 686               1,491
      16                 287                 691               1,586
      17                 272                 696               1,687
      18                 259                 700               1,794
      19                 246                 705               1,909
      20                 233                 710               2,030
      21                 222                 714               2,160
      22                 210                 719               2,297
      23                 200                 724               2,443
      24                 190                 729               2,599
      25                 180                 734               2,765


                                                                      Immediate Variable Annuity Prospectus 31



                       VALUEMARK INCOME PLUS ILLUSTRATION



ANNUITANT:                   John Doe                             ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:               1/1/1931                             EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:       Single Life Annuity                  FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                 0%                                   FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                  ASSUMED INVESTMENT RETURN:        5%

The amount of monthly  variable  annuity income shown in the table below and the graph that follows assumes a constant  annual  investment  return.  The amount of variable  annuity income that you actually  receive will depend on the investment performance of the Portfolio(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed.  The amounts shown are based on a 5%
AIR.  Income  will  remain  constant  at $743 per month  when the net rate of  return  after  expenses  is 5%
(annually).




                                            MONTHLY ANNUITY PAYMENTS
                                     ANNUAL RATE OF RETURN BEFORE EXPENSES:         0%          6%          12%
ANNUITY INCOME DATE           AGE     ANNUAL RATE OF RETURN AFTER EXPENSES:       -2.18%       3.69%       9.56%
----------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                  $739         $742        $746
January 1, 2002               71                                                   688          733         778
January 1, 2003               72                                                   641          724         812
January 1, 2004               73                                                   597          715         848
January 1, 2005               74                                                   556          706         884
January 1, 2010               79                                                   391          663       1,094
January 1, 2015               84                                                   274          623       1,353
January 1, 2020               89                                                   192          585       1,673
January 1, 2025               94                                                   135          549       2,070


THE INVESTMENT RATES OF RETURN SHOWN ARE HYPOTHETICAL ONLY. YOU SHOULD NOT CONSIDER THEM TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
                  -2.18%               3.69%               9.56%
                Annual Rate         Annual Rate         Annual Rate
                 of Return           of Return           of Return
     Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------

       1               $ 739               $ 742               $ 746
       2                 688                 733                 778
       3                 641                 724                 812
       4                 597                 715                 848
       5                 556                 706                 884
       6                 518                 697                 923
       7                 483                 688                 963
       8                 450                 680               1,005
       9                 419                 671               1,048
      10                 391                 663               1,094
      11                 364                 655               1,141
      12                 339                 647               1,191
      13                 316                 639               1,243
      14                 294                 631               1,297
      15                 274                 623               1,353
      16                 255                 615               1,412
      17                 238                 607               1,473
      18                 222                 600               1,537
      19                 206                 592               1,604
      20                 192                 585               1,673
      21                 179                 578               1,746
      22                 167                 570               1,822
      23                 156                 563               1,901
      24                 145                 556               1,984
      25                 135                 549               2,070


                                                                     Immediate Variable Annuity Prospectus 33



                       VALUEMARK INCOME PLUS ILLUSTRATION



ANNUITANT:                   John Doe                             ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:               1/1/1931                             EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:       Single Life Annuity                  FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                 0%                                   FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                  ASSUMED INVESTMENT RETURN:        7%

The amount of monthly  variable  annuity income shown in the table below and the graph that follows assumes a constant  annual  investment  return.  The amount of variable  annuity income that you actually  receive will depend on the investment performance of the Portfolio(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed.  The amounts shown are based on a 7%
AIR.  Income  will  remain  constant  at $866 per month  when the net rate of  return  after  expenses  is 7%
(annually). The 7% AIR may not be available in your state.



                                            MONTHLY ANNUITY PAYMENTS
                                     ANNUAL RATE OF RETURN BEFORE EXPENSES:         0%          6%          12%
ANNUITY INCOME DATE           AGE     ANNUAL RATE OF RETURN AFTER EXPENSES:       -2.18%       3.69%       9.56%
----------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                   $859        $864        $868
January 1, 2002               71                                                    786         837         889
January 1, 2003               72                                                    718         811         910
January 1, 2004               73                                                    657         786         932
January 1, 2005               74                                                    600         762         954
January 1, 2010               79                                                    383         651       1,074
January 1, 2015               84                                                    245         556       1,209
January 1, 2020               89                                                    156         476       1,360
January 1, 2025               94                                                    100         406       1,531


THE INVESTMENT RATES OF RETURN SHOWN ARE HYPOTHETICAL ONLY. YOU SHOULD NOT CONSIDER THEM TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

The following table summarizes Annuity Income with an Assumed Investment Return of 7%.
This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
                  -2.18%               3.69%               9.56%
               Annual Rate         Annual Rate         Annual Rate
                of Return           of Return           of Return
     Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------

       1               $ 859               $ 864               $ 868
       2                 786                 837                 889
       3                 718                 811                 910
       4                 657                 786                 932
       5                 600                 762                 954
       6                 549                 738                 977
       7                 502                 715               1,000
       8                 459                 693               1,024
       9                 419                 672               1,049
      10                 383                 651               1,074
      11                 351                 631               1,100
      12                 320                 611               1,126
      13                 293                 592               1,153
      14                 268                 574               1,180
      15                 245                 556               1,209
      16                 224                 539               1,238
      17                 205                 522               1,267
      18                 187                 506               1,298
      19                 171                 491               1,329
      20                 156                 476               1,360
      21                 143                 461               1,393
      22                 131                 447               1,426
      23                 119                 433               1,460
      24                 109                 419               1,495
      25                 100                 406               1,531

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                  July 1, 2000


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED JULY 1, 2000, AND AS MAY BE AMENDED FROM TIME TO TIME.

Table of Contents

Contents                                           Page
-------------------------------------------------------
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     6
Annuity Provisions ..............................    11
Financial Statements ............................    13














                                                                 VIP SAI 05/2000

Company
--------------------------------------------------------------------------------


Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.



Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31,1999, included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time, the Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the unit value at the beginning of the period.


Any such performance data will include total return figures for the one, five, and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                                  P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield

The Franklin Money Market Fund. The Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.


The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 03/31/00, the Franklin Money Market Fund had a current yield of 3.89% and an effective yield of 3.96%.


Other Variable Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the unit value on the last day of the period and annualizing the resulting figure, according to the following formula:


                          Yield = 2 [((a-b) + 1)6 - 1]
                                  --------------------
                                          cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b  = expenses accrued for the period (net of reimbursements, if applicable);


c  = the average daily number of units outstanding during the period;

d  = the maximum offering price per unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).

Performance Ranking

The performance based on each or all of the Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information

Total returns reflect all aspects of a Portfolio's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Portfolio's value over the period. The performance of the Portfolios reflects results achieved prior to the date the Contracts first invested in the Portfolios.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.


Effective May 1, 2000, the Templeton International Securities Fund (a fund of Templeton Variable Products Series Fund) merged into the Templeton International Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Products Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton Developing Markets Equity Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund (a fund of Templeton Variable Products Series
Fund) merged into the Templeton Global Asset Allocation Fund. The performance shown in the charts below reflects the historical performance of the Templeton Global Asset Allocation Fund.




Standardized Total Return

Average Annual Total Return for the period ended March 31, 2000

                                                     Inception      One          Three         Five        Ten         Since
Variable Option                                         Date        Year          Year         Year        Year      Inception
------------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities* - Class 1  1/24/89      58.17%**      28.15%       22.08%      14.02%      13.86%
Franklin Growth and Income Securities* - Class 1      1/24/89       2.40%         9.18%       12.88%      10.02%       8.93%
Franklin High Income - Class 1                        1/24/89      -4.41%         1.98%        5.67%       7.65%       6.60%
Franklin Income Securities  - Class 1                 1/24/89       0.74%         3.77%        7.46%       8.74%       8.29%
Franklin Large Cap Growth Securities*  - Class 1       5/1/96      39.60%        27.53%           NA          NA      22.66%
Franklin Money Market  - Class 1                      1/24/89       3.96%   + SEVEN DAY EFFECTIVE YIELD
Franklin Real Estate*  - Class 1                      1/24/89      -0.24%        -3.03%        7.38%       8.05%       7.26%
Franklin Rising Dividends Securities*  - Class 1      1/27/92       1.12%         7.72%       13.00%          NA       8.42%
Franklin Small Cap  - Class 1                         11/1/95     116.65%**      39.58%           NA          NA      29.84%
Franklin Value Securities  - Class 1                   5/1/98      12.80%            NA           NA          NA     -11.20%
Mutual Discovery Securities  - Class 1                11/8/96      28.33%        11.27%           NA          NA      11.90%
Mutual Shares Securities  - Class 1                   11/8/96      11.16%         9.32%           NA          NA       9.34%
Templeton Asset Strategy*  - Class 1                   5/1/95       6.92%         3.47%           NA          NA       7.20%
Templeton Developing Markets Securities*  - Class 1   3/15/94      31.97%        -2.69%        4.87%          NA       2.25%
Templeton Growth Securities*  - Class 1               3/15/94      14.30%        10.23%       12.91%          NA      10.89%
Templeton International Securities*  - Class 1        1/27/92      17.96%         9.66%       13.05%          NA      10.22%
Templeton International Smaller Companies  - Class 1   5/1/96      27.08%         1.86%           NA          NA       4.74%
Templeton Pacific Growth Securities*  - Class 1       1/27/92      25.55%       -10.30%       -4.16%          NA       0.26%

*The fund's name changed as of the effective date listed below:

    CURRENT NAME                                 PREVIOUS NAME                               EFFECTIVE DATE
    -------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities FundFranklin Global Utilities Securities Fund     11-15-1999
   Franklin Growth and Income Securities Fund    Franklin Growth and Income Fund               05-01-2000
   Franklin Large Cap Growth Securities Fund     Franklin Capital Growth Fund                  12-15-1999
   Franklin Real Estate Fund                     Franklin Real Estate Securities Fund          11-15-1999
   Franklin Rising Dividends Securities Fund     Franklin Rising Dividends Fund                11-15-1999
   Templeton Asset Strategy Fund                 Templeton Global Asset Allocation Fund        05-01-2000
   Templeton Developing Markets Securities Fund  Templeton Developing Markets Equity Fund      05-01-2000
   Templeton Growth Securities Fund              Templeton Global Growth Fund                  05-01-2000
   Templeton International Securities Fund       Templeton International Equity Fund           05-01-2000
   Templeton Pacific Growth Securities Fund      Templeton Pacific Growth Fund                 05-01-2000

**Recently, many individual stocks and sectors, such as technology, have significantly exceeded historical norms; investors should generally not expect such outsized gains to continue.

+ For the seven-day period ending on 3/31/00,  the Franklin Money Market Fund had a current yield of 3.89% and an effective yield of 3.96%.

There is no performance shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P
500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts because they were first offered under the Contract on July 1, 2000.

The Franklin Aggressive Growth Securities and Franklin Technology  Securities  Sub-Accounts  commenced operations on May 1,
2000.


The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Owner's total return may be in any future period.

Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Portfolios, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of a deferred annuity contract into another deferred annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Tax Treatment of Distributions -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Plans

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Sub-Account, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Sub-Account by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Sub-Account remains unchanged unless the Contract Owner elects to transfer between Sub-Accounts. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Sub-Account. The Annuity Payment in each Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Sub-Account by the Annuity Unit value for that Sub-Account.

For each Sub-Account, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Portfolio (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Portfolio (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Sub-Account as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Sub-Account; and

b. is the Net Asset Value per share of the Portfolio (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Sub-Account as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Sub-Account; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Sub-Account.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a. the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

Fixed Annuity Payout

Annuity payments from the Fixed Payment Option will be equal payments unless otherwise specified by the Annuity Option selected.


Financial Statements
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 and the unaudited financial statements of the Separate Account as of and for the period ended March 31, 2000 are also included herein.

                                                    ALLIANZ LIFE VARIABLE ACCOUNT B
                                                                  of
                                            ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                         Financial Statements
                                                            March 31, 2000
                                                              (Unaudited)


                                                                                                         Variable Life Prospectus  1

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
March 31, 2000 (unaudited)
(In thousands)

                                                   AIM V.I.                               AIM V.I.
                                             Capital Appreciation      AIM V.I.     International Equity      AIM V.I.
                                                     Fund             Growth Fund           Fund             Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM V.I. Capital Appreciation Fund
   Class 1 - 3 shares, cost $119                  $118        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  AIM V.I. Growth Fund
   Class 1 - 1,169 shares, cost $39,151              -        -    42,602         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  AIM V.I. International Equity Fund
   Class 1 - 3 shares, cost $91                      -        -         -         -        88        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  AIM V.I. Value Fund
   Class 1 - 4 shares, cost $140                     -        -         -         -         -        -       143         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       118        -    42,602         -        88        -       143         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         7         -         -        -         -         -
  Valuemark IV                                       -        -         6         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    -        -        13         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $118        -    42,589         -        88        -       143         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)          $64        -       468         -        62        -       110         -
  USAllianz Alterity Enhanced (note 7)               6        -        12         -         3        -        11         -
  USAllianz Alterity Optional (note 7)              48        -         -         -        23        -        22         -
  Valuemark II and III  (note 5)                     -        -    23,863         -         -        -         -         -
  Valuemark IV (note 5)                              -        -    18,126         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -        -       120         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners  equity                     $118        -    42,589         -        88        -       143         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                    ALLIANZ LIFE VARIABLE ACCOUNT B
                                                                  of
                                            ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                                         Financial Statements
                                                            March 31, 2000
                                                              (Unaudited)


                                                                  2



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
March 31, 2000 (unaudited)
(In thousands)
                                                                         Alger               Alger          Alger American
                                                     Alger             American            American      Small Capitalization
                                             American Growth Fund Leveraged AllCap Fund MidCap Growth Fund     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Alger American Growth Fund
   Class 1 - 448 shares, cost $28,558          $31,831        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Alger American Leveraged AllCap Fund
   Class 1 - 467 shares, cost $28,655                -        -    31,005         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Alger American MidCap Growth Portfolio
   Class 1 - 2 shares, cost $84                      -        -         -         -        84        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Alger American Small Capitalization Portfolio
   Class 1 - 1 shares, cost $45                      -        -         -         -         -        -        39         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    31,831        -    31,005         -        84        -        39         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 6        -         7         -         -        -         -         -
  Valuemark IV                                       6        -         6         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   12        -        13         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $31,819        -    30,992         -        84        -        39         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)          $55        -       241         -        72        -         7         -
  USAllianz Alterity Enhanced (note 7)              13        -        19         -        12        -        11         -
  USAllianz Alterity Optional (note 7)              52        -        11         -         -        -        21         -
  Valuemark II and III  (note 5)                18,666        -    18,724         -         -        -         -         -
  Valuemark IV (note 5)                         12,893        -    11,997         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)       140       -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $31,819        -    30,992         -        84        -        39         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                                                         Variable Life Prospectus  3


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)

                                                   Davis VA            Davis VA           Davis VA            Franklin
                                                   Financial          Real Estate           Value       Global Communications
                                                   Portfolio           Portfolio          Portfolio        Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Davis VA Financial Portfolio
   Class 1 - 10 shares, cost $94                   $97        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -        -          -        -         -         -
  Davis VA Real Estate Portfolio
   Class 1 - 0 shares, cost $4                       -        -         2         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Davis VA Value Portfolio
   Class 1 - 5 shares, cost $55                      -        -         -         -        57        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Global Communications Securities Fund
   Class 1 - 34,950 shares, cost $589,509            -        -         -         -         -        -   957,633         -
   Class 2 - 22 shares, cost $474                    -        -         -         -         -        -         -       590
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                        97        -         2         -        57        -   957,633       590
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and
  administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                      (3)        -         -         -         3        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -        59         -
  Valuemark IV                                       -        -         -         -         -        -         9         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         2
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         2
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  (3)        -         -         -         3        -        68         4
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $100        -         2         -        54        -   957,565       586
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)          $97        -         2         -        53        -         -         -
  USAllianz Alterity Enhanced (note 7)               3        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         1        -         -         -
  Valuemark II and III  (note 5)                     -        -         -         -         -        -   885,307         -
  Valuemark IV (note 5)                              -        -         -         -         -        -    67,188         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -       260
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -       326
 Contracts in annuity payment period (note 2)        -        -         -         -         -        -     5,070         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $100        -         2         -        54        -   957,565       586
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                  4
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                              Global Health Care   Growth and Income     High Income      Income Securities
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Global Health Care Securities Fund
   Class 1 - 1,635 shares, cost $17,484        $19,802        -         -         -         -        -         -         -
   Class 2 - 13 shares, cost $129                    -      154         -         -        --        -         -         -
  Franklin Growth and Income Fund
   Class 1 - 43,612 shares, cost $704,532            -        -   774,547         -         -        -         -         -
   Class 2 - 61 shares, cost $1,112                  -                 --     1,086         -        -         -         -
  Franklin High Income Fund
   Class 1 - 24,737 shares, cost $308,414            -        -         -         -   239,454        -         -         -
   Class 2 - 35 shares, cost $358                    -        -         -        -          -      339         -         -
  Franklin Income Securities Fund
   Class 1 - 43,097 shares, cost $659,907            -        -         -         -         -        -   636,546         -
   Class 2 - 97 shares, cost $1,509                  -        -         -         -         -        -         -     1,433
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    19,802      154   774,547     1,086   239,454      339   636,546     1,433
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk
  and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 6        -       164         -        37        -       226         -
  Valuemark IV                                       5        -        11         -         9        -         9         -
  Valuemark Charter Traditional                      -        -         -         7         -        2         -         8
  Valuemark Charter Enhanced                         -        -         -         2         -        -         -         1
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11        -       175         9        46        2       235         9
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $19,791      154   774,372     1,077   239,408      337   636,311     1,424
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)       $    -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -        98         -        -         -         -
  Valuemark II and III  (note 5)                12,051        -   633,088         -   164,883        -   535,248         -
  Valuemark IV (note 5)                          7,740        -   131,853         -    73,466        -    95,351         -
  Valuemark Charter Traditional (note 6)             -       63         -       556         -      282         -     1,205
  Valuemark Charter Enhanced (note 6)                -       91         -       423         -       55         -       219
 Contracts in annuity payment period (note 2)        -        -     9,431         -     1,059        -     5,712         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $19,791      154   774,372     1,077   239,408      337   636,311     1,424
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                         Variable Life Prospectus  5

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Large Cap Growth      Money Market     Natural Resources      Real Estate
                                                Securities Fund          Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Large Cap Growth Securities Fund
   Class 1 - 18,376 shares, cost $284,272     $427,970        -         -         -         -        -         -         -
   Class 2 - 43 shares, cost $842                    -    1,005         -         -         -        -         -         -
  Franklin Money Market Fund
   Class 1 - 290,604 shares, cost $290,561           -        -   290,605         -         -        -         -         -
   Class 2 - 773 shares, cost $773                   -        -         -       774         -        -         -         -
  Franklin Natural Resources Securities Fund
   Class 1 - 3,386 shares, cost $37,377              -        -         -         -    42,191        -         -         -
   Class 2 - 6 shares, cost $69                      -        -         -         -         -       80         -         -
  Franklin Real Estate Fund
   Class 1 - 8,647 shares, cost $154,229             -        -         -         -         -        -   132,647         -
   Class 2 - 29 shares, cost $435                    -        -         -         -         -        -         -       449
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   427,970    1,005   290,605       774    42,191       80   132,647       449
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               210        -       195         -         7        -        10         -
  Valuemark IV                                      13        -         8         -         6        -         7         -
  Valuemark Charter Traditional                      -        7         -        46         -        1         -         2
  Valuemark Charter Enhanced                         -        2         -         -         -        -         -         1
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  223        9       203        46        13        1        17         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $427,747      996   290,402       728    42,178       79   132,630       446
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -         -
  Valuemark II and III  (note 5)               246,773        -   225,644         -    34,626        -   102,177         -
  Valuemark IV (note 5)                        172,715        -    62,822         -     7,544        -    29,707         -
  Valuemark Charter Traditional (note 6)             -      509         -       725         -       70         -       394
  Valuemark Charter Enhanced (note 6)                -      487         -         3         -        9         -        52
 Contracts in annuity payment period (note 2)    8,259        -     1,936         -         8        -       746         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $427,747      996   290,402       728    42,178       79   132,630       446
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                  6

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)
                                                   Franklin             Franklin           Franklin            Franklin
                                          Rising Dividends Securities S & P 500 Index      Small Cap        U.S. Government
                                                     Fund                 Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Rising Dividends Securities Fund
   Class 1 - 25,557 shares, cost $356,744     $358,817        -         -         -         -        -         -         -
   Class 2 - 36 shares, cost $547                    -      497         -         -         -        -         -         -
  Franklin S&P 500 Index Fund
   Class 1 - 3,194 shares, cost $32,929              -        -    34,753         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -        -          -        -         -         -
  Franklin Small Cap Fund
   Class 1 - 17,151 shares, cost $265,029            -        -         -         -   516,760        -         -         -
   Class 2 - 132 shares, cost $3,974                 -        -         -        -          -    3,973         -         -
  Franklin U.S. Government Fund
   Class 1 - 35,547 shares, cost $463,041            -        -         -         -         -        -   427,276         -
   Class 2 - 160 shares, cost $2,126                 -        -         -         -         -        -         -     1,924
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   358,817      497    34,753         -   516,760    3,973   427,276     1,924
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                86        -         6         -       258        -        19         -
  Valuemark IV                                       9        -         6         -        12        -         9         -
  Valuemark Charter Traditional                      -        3         -         -         -        7         -        18
  Valuemark Charter Enhanced                         -        1         -                   -        1         -         2
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   95        4        12         -       270        8        28        20
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $358,722      493    34,741         -   516,490    3,965   427,248     1,904
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -        1         -         -         -      136         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -       13         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -       10         -        34
  Valuemark II and III  (note 5)               286,209        -    19,114         -   328,080        -   356,306         -
  Valuemark IV (note 5)                         68,994        -    15,627         -   180,815        -    70,482         -
  Valuemark Charter Traditional (note 6)             -      292         -         -         -    3,584         -     1,598
  Valuemark Charter Enhanced (note 6)                -      200         -         -         -      222         -       272
 Contracts in annuity payment period (note 2)    3,519        -         -         -     7,595        -       460         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $358,722      493    34,741         -   516,490    3,965   427,248     1,904
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                         Variable Life Prospectus  7
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)
                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Value Securities Fund
   Class 1 - 1,582 shares, cost $12,375        $12,907        -         -         -         -        -         -         -
   Class 2 - 18 shares, cost $141                    -      145         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2000
   Class 1 - 4,304 shares, cost $59,908              -        -    54,793         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2005
   Class 1 - 3,700 shares, cost $56,992              -        -         -         -    54,758        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2010
   Class 1 - 3,802 shares, cost $61,996              -        -         -         -         -        -    56,648         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    12,907      145    54,793         -    54,758        -    56,648         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk
  and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                34        -         7         -         7        -         7         -
  Valuemark IV                                       6        -         6         -         6        -         6         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   40        1        13         -        13        -        13         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $12,867      144    54,780         -    54,745        -    56,635         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -         -
  Valuemark II and III  (note 5)                 7,015        -    49,580         -    42,731        -    40,867         -
  Valuemark IV (note 5)                          5,522        -     5,173         -    12,011        -    15,758         -
  Valuemark Charter Traditional (note 6)             -      123         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       21         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      330        -        27         -         3        -        10         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $12,867      144    54,780         -    54,745        -    56,635         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  8

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)

                                                  J.P. Morgan         J.P. Morgan          Mutual              Mutual
                                          International OpportunitiesU.S. DisciplinedDiscovery Securities Shares Securities
                                                   Portfolio           Portfolio            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  J.P. Morgan International Opportunities Portfolio
   Class 1 - 1 shares, cost $17                    $17        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  J.P. Morgan U.S. Disciplined Equity Portfolio
   Class 1 - 1 shares, cost $19                      -        -        20         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Mutual Discovery Securities Fund
   Class 1 - 13,546 shares, cost $159,260            -        -         -         -   197,224        -         -         -
   Class 2 - 32 shares, cost $400                    -        -         -         -                464         -         -
  Mutual Shares Securities Fund
   Class 1 - 28,901 shares, cost $337,052            -        -         -         -         -        -   392,480         -
   Class 2 - 98 shares, cost $1,236                  -        -         -         -         -                  -     1,328
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                        17        -        20         -   197,224      464   392,480     1,328
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -                  -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -                  -         -         -
  USAllianz Alterity Optional                        -        -         -         -                  -         -         -
  Valuemark II & III                                 -        -         -         -       161        -       250         -
  Valuemark IV                                       -        -         -         -        10        -        15         -
  Valuemark Charter Traditional                      -        -         -         -         -        3         -         7
  Valuemark Charter Enhanced                         -        -         -         -         -        1         -         1
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    -        -         -         -       171        4       265         8
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $17        -        20         -   197,053      460   392,215     1,320
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)          $17        -        20         -         -       40         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        1         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -       19         -         8
  Valuemark II and III  (note 5)                     -        -         -         -    81,109        -   148,636         -
  Valuemark IV (note 5)                              -        -         -         -   111,239        -   237,480         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -      209         -       957
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -      191         -       355
 Contracts in annuity payment period (note 2)                 -         -         -         -    4,705         -     6,099 -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                      $17        -        20         -   197,053      460   392,215     1,320
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.



                                                                                                         Variable Life Prospectus  9
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)

                                                  Oppenheimer         Oppenheimer        Oppenheimer          PIMCO VIT
                                               Global Securities      High Income   Main Street Growth &   High Yield Bond
                                                    Fund/VA             Fund/VA        Income Fund/VA         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Oppenheimer Global Securities Fund/VA
   Class 1 - 5 shares, cost $187                  $163        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Oppenheimer High Income Fund/VA
   Class 1 - 18 shares, cost $176                    -        -       173         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Oppenheimer Main Street Growth & Income Fund/VA
   Class 1 - 21 shares, cost $503                    -        -         -         -       514        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  PIMCO VIT High Yield Bond Portfolio
   Class 1 - 2 shares, cost $15                      -        -         -         -         -        -        14         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                       163        -       173         -       514        -        14         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk
  and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                        $163        -       173         -       514        -        14         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)         $151        -       173         -       513        -        14         -
  USAllianz Alterity Enhanced (note 7)              11        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               1        -         -         -         1        -         -         -
  Valuemark II and III  (note 5)                     -        -         -         -         -        -         -         -
  Valuemark IV (note 5)                              -        -         -         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                     $163        -       173         -       514        -        14         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  10

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)

                                                   PIMCO VIT           PIMCO VIT          Seligman            Seligman
                                               StocksPLUS Growth   Total Return Bond  Global Technology    Small-Cap Value
                                             and Income Portfolio      Portfolio            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  PIMCO VIT StocksPLUS Growth & Income Portfolio
   Class 1 - 1 shares, cost $10                    $12        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  PIMCO VIT Total Return Bond Portfolio
   Class 1 - 2 shares, cost $19                      -        -        19         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Seligman Global Technology Fund
   Class 1 - 20 shares, cost $667                    -        -         -         -       650        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Seligman Small-Cap Value Fund
   Class 1 - 2 shares, cost $16                      -        -         -         -         -        -        17         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                        12        -        19         -       650        -        17         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk
  and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $12        -        19         -       650        -        17         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)           $9        -        19         -       632        -        17         -
  USAllianz Alterity Enhanced (note 7)               3        -         -         -        18        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -         -
  Valuemark II and III  (note 5)                     -        -         -         -         -        -         -         -
  Valuemark IV (note 5)                              -        -         -         -         -        -         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                      $12        -        19         -       650        -        17         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                        Variable Life Prospectus  11
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)
                                                   Templeton           Templeton          Templeton           Templeton
                                            Global Asset Allocation Developing Markets  Global Income       Global Growth
                                                     Fund             Equity Fund      Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Global Asset Allocation Fund
   Class 1 - 4,584 shares, cost $55,606        $53,081        -         -         -         -        -         -         -
   Class 2 - 5 shares, cost $57                      -       54         -         -         -        -         -         -
  Templeton Developing Markets Equity Fund
   Class 1 - 16,352 shares, cost $161,146            -        -   161,558         -         -        -         -         -
   Class 2 - 175 shares, cost $1,727                 -        -         -     1,726         -        -         -         -
  Templeton Global Income Securities Fund
   Class 1 - 6,578 shares, cost $82,639              -        -         -         -    72,950        -         -         -
   Class 2 - 40 shares, cost $464                    -        -         -         -         -      443         -         -
  Templeton Global Growth Fund
   Class 1 - 40,065 shares, cost $514,744            -        -         -         -         -        -   603,375         -
   Class 2 - 216 shares, cost $3,208                 -        -         -         -         -        -         -     3,246
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    53,081       54   161,558     1,726    72,950      443   603,375     3,246
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk
  and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                82        -        59         -         8        -       475         -
  Valuemark IV                                       6        -         7         -         6        -        13         -
  Valuemark Charter Traditional                      -        -         -         6         -        2         -        17
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         2
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   88        -        66         7        14        2       488        19
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $52,993       54   161,492     1,719    72,936      441   602,887     3,227
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)       $    -        -         -         6         -        -         -        17
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -         -
  Valuemark II and III  (note 5)                32,750        -   120,925         -    62,882        -   428,531         -
  Valuemark IV (note 5)                         18,676        -    39,416         -     9,936        -   165,968         -
  Valuemark Charter Traditional (note 6)             -       33         -     1,583         -      435         -     2,848
  Valuemark Charter Enhanced (note 6)                -       21         -       130         -        6         -       362
 Contracts in annuity payment period (note 2)    1,567        -     1,151         -       118        -     8,388         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $52,993       54   161,492     1,719    72,936      441   602,887     3,227
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  12
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)
                                                   Templeton           Templeton          Templeton           USAllianz
                                             International EquityInternational Smaller Pacific Growth  VIP Diversified Assets
                                                     Fund           Companies Fund          Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton International Equity Fund
   Class 1 - 37,741 shares, cost $546,213     $654,432        -         -         -         -        -         -         -
   Class 2 - 306 shares, cost $5,148                 -    5,279         -         -         -        -         -         -
  Templeton International Smaller Companies Fund
   Class 1 - 2,045 shares, cost $22,310              -        -    23,801         -         -        -         -         -
   Class 2 - 124 shares, cost $1,437                 -        -         -     1,445         -        -         -         -
  Templeton Pacific Growth Fund
   Class 1 - 7,984 shares, cost $75,868              -        -         -         -    76,405        -         -         -
   Class 2 - 16 shares, cost $155                    -        -         -         -         -      156         -         -
  USAllianz VIP Diversified Assets Fund
   Class 1 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
   Class 2 - 136 shares, cost $1,401                 -        -         -         -         -        -         -     1,420
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   654,432    5,279    23,801     1,445    76,405      156         -     1,420
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk
  and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               290        -        13         -        23        -         -         2
  Valuemark IV                                       9        -         6         -         6        -         -      (11)
  Valuemark Charter Traditional                      -       43         -         4         -        1         -         -
  Valuemark Charter Enhanced                         -        2         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  299       45        19         4        29        1         -       (9)
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $654,133    5,234    23,782     1,441    76,376      155         -     1,429
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)      $     -        -         -         -         -        7         -        6
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -         -
  Valuemark II and III  (note 5)               557,857        -    12,447         -    65,285        -         -       640
  Valuemark IV (note 5)                         92,927        -    10,678         -    10,569        -         -       783
  Valuemark Charter Traditional (note 6)             -    4,805         -     1,293         -       43         -         -
  Valuemark Charter Enhanced (note 6)                -      429         -       148         -      105         -         -
 Contracts in annuity payment period (note 2)    3,349        -       657         -       522        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $654,133    5,234    23,782     1,441    76,376      155         -     1,429
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                        Variable Life Prospectus  13
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)
                                                   USAllianz           USAllianz          USAllianz           USAllianz
                                               VIP Fixed Income VIP Global Opportunities  VIP Growth       VIP Money Market
                                                     Fund                Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  USAllianz VIP Fixed Income Fund
   Class 1 - 0 shares, cost $0                 $     -        -         -         -         -        -         -         -
   Class 2 - 47 shares, cost $465                    -      459         -         -         -        -         -         -
  USAllianz VIP Global Opportunities Fund
   Class 1 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
   Class 2 - 2 shares, cost $18                      -        -         -        18         -        -         -         -
  USAllianz VIP Growth Fund
   Class 1 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
   Class 2 - 91 shares, cost $977                    -        -         -         -         -    1,050         -         -
  USAllianz VIP Money Market Fund
  Class 1 - 0 shares, cost $0                        -        -         -         -         -        -         -         -
  Class 2 - 90 shares, cost $90                      -        -         -         -         -        -         -        89
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                         -      459         -        18         -    1,050         -        89
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -      (5)         -         -         -        2         -         -
  Valuemark IV                                       -        -         -         -         -        1         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    -      (5)         -         -         -        3         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $     -      464         -        18         -    1,047         -        89
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
   USAllianz Alterity Traditional (note 7)     $     -        1         -        18         -       14         -         -
  USAllianz Alterity Enhanced (note 7)               -        -         -         -         -        -         -         -
  USAllianz Alterity Optional (note 7)               -        -         -         -         -        -         -        89
  Valuemark II and III  (note 5)                     -      332         -         -         -      645         -         -
  Valuemark IV (note 5)                              -      131         -         -         -      388         -         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)        -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $     -      464         -        18         -    1,047         -        89
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  14

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
March 31, 2000 (unaudited)
(In thousands)
                                                                      Van Kampen         Van Kampen             Total
                                                                    LIT Enterprise   LIT Growth & Income         All
                                                                       Portfolio          Portfolio             Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Van Kampen LIT Enterprise Portfolio
   Class 1 - 1 shares, cost $18                                       $17         -         -        -         -         -
   Class 2 - 0 shares, cost $0                                          -         -         -        -         -         -
  Van Kampen LIT Growth & Income Portfolio
   Class 1 - 0 shares, cost $1                                          -         -         1        -         -         -
   Class 2 - 0 shares, cost $0                                          -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                           17         -         1        - 7,381,096    29,626
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk and administrative charges:
  USAllianz Alterity Traditional                                        -         -         -        -         -         -
  USAllianz Alterity Enhanced                                           -         -         -        -         -         -
  USAllianz Alterity Optional                                           -         -         -        -         -         -
  Valuemark II & III                                                    -         -         -        -     2,719       (1)
  Valuemark IV                                                          -         -         -        -       233      (10)
  Valuemark Charter Traditional                                         -         -         -        -         -       187
  Valuemark Charter Enhanced                                            -         -         -        -         -        19
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       -         -         -        -     2,952       195
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                            $17         -         1        - 7,378,144    29,431
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  USAllianz Alterity Traditional (note 7)                              $6         -         -        -     2,802       246
  USAllianz Alterity Enhanced (note 7)                                 11         -         -        -       133        14
  USAllianz Alterity Optional (note 7)                                  -         -         1        -       181       258
  Valuemark II and III  (note 5)                                        -         -         -        - 5,541,374     1,617
  Valuemark IV (note 5)                                                 -         -         -        - 1,762,673     1,302
  Valuemark Charter Traditional (note 6)                                -         -         -        -         -    21,867
  Valuemark Charter Enhanced (note 6)                                   -         -         -        -         -     4,127
 Contracts in annuity payment period (note 2)                           -         -         -        -    70,981         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                         $17         -         1        - 7,378,144    29,431
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                        Variable Life Prospectus  15
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)

                                                   AIM V.I.                               AIM V.I.            AIM V.I.
                                             Capital Appreciation         AIM       International Equity        Value
                                                     Fund          V.I. Growth Fund         Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $     -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -        46         -         -        -         -         -
  Valuemark IV                                       -        -        37         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         6         -         -        -         -         -
  Valuemark IV                                       -        -         4         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -        -        93         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        -        -       (93)        -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                                -        -        37         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net          -        -        37         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                      -        -     3,091         -       (4)        -         3         -
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   -        -     3,128         -       (4)        -         3         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                            $       -        -     3,035         -       (4)        -         3         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  16
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                                         Alger         Alger American      Alger American
                                                     Alger             American         MidCap Growth   Small Capitalization
                                             American Growth FundLeveraged AllCap Fund    Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $   -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                39        -        35         -         -        -         -         -
  Valuemark IV                                      30        -        27         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 5        -         4         -         -        -         -         -
  Valuemark IV                                       3        -         3         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                      77        -        69         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (77)       -       (69)        -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                               23        -        62         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net        23        -        62         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                  2,789        -     1,692         -         -        -       (6)         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
  net                                            2,812        -     1,754         -         -        -       (6)         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $2,735        -     1,685         -         -        -       (6)         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.



                                                                                                        Variable Life Prospectus  17
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                   Davis VA            Davis VA           Davis VA            Franklin
                                                   Financial          Real Estate           Value       Global Communications
                                                   Portfolio           Portfolio          Portfolio        Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $   -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                       (3)       -         -         -         2        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -     3,008         -
  Valuemark IV                                       -        -         -         -         -        -       227         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -       361         -
  Valuemark IV                                       -        -         -         -         -        -        25         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                      (3)       -         -         -         2        -     3,621         2
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        3        -         -         -        (2)       -    (3,621)       (2)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                                -        -         -         -         -        -    16,678         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -        -         -         -         -        -    16,678         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                      3        -        (2)        -         1        -    74,456        47
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   3        -        (2)        -         1        -    91,134        47
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          $         6        -        (2)        -       (1)        -    87,513        45
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                 18
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                   Franklin            Franklin           Franklin            Franklin
                                              Global Health Care   Growth and Income     High Income      Income Securities
                                                Securities Fund     Securities Fund         Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $   -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                33        -     2,073         -       554        -     1,802         -
  Valuemark IV                                      23        -       441         -       267        -       333         -
  Valuemark Charter Traditional                      -        -        --         1         -        1         -         3
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 4        -       249         -        66        -       216         -
  Valuemark IV                                       3        -        49         -        30        -        37         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                      63        -     2,812         2       917        1     2,388         3
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (63)       -    (2,812)       (2)     (917)      (1)   (2,388)       (3)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -        -         -         -         -
 Realized gains (losses) on sales of investments,
  net                                              630        -     4,333        (7) (12,478)      (51)   (3,528)       (2)
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net       630        -     4,333        (7) (12,478)      (51)   (3,528)       (2)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                  1,923       18   (10,384)       30     8,062       39     7,072         9
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
  net                                            2,553       18    (6,051)       23   (4,416)      (12)    3,544         7
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $2,490       18    (8,863)       21   (5,333)      (13)    1,156         4
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                        Variable Life Prospectus  19
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Large Cap Growth      Money Market     Natural Resources      Real Estate
                                                Securities Fund          Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $    -        -     4,117        72         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               822        -       673         -       101        -       336         -
  Valuemark IV                                     545        -       228         -        25        -       101         -
  Valuemark Charter Traditional                      -        2         -        15         -        -         -         1
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                99        -        81         -        12        -        40         -
  Valuemark IV                                      61        -        26         -         3        -        11         -
  Valuemark Charter Traditional                      -        -         -         2         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,527        3     1,008        17       141        -       488         1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                  (1,527)       (3)    3,109        55      (141)       -      (488)       (1)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                            5,578        3         -         -      (195)       -    (3,805)        1
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net     5,578        3         -         -      (195)       -    (3,805)        1
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 34,966       79        44         -     5,393       10     7,430        13
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
  net                                           40,544       82        44         -     5,198       10     3,625        14
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              $39,017       79     3,153        55     5,057       10     3,137        13
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  20
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Rising Dividends      S&P 500 Index        Small Cap        U.S. Government
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $  18        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               935        -        82         -     1,162        -     1,153         -
  Valuemark IV                                     234        -        38         -       595        -       234         -
  Valuemark Charter Traditional                      -        1         -         -         -        4         -         4
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               112        -        10         -       139        -       138         -
  Valuemark IV                                      26        -         4         -        67        -        26         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,307        2       134         -     1,963        5     1,551         5
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (1,289)      (2)     (134)        -    (1,963)      (5)   (1,551)       (5)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                           (3,626)     (13)     (82)         -    23,031      777    (4,962)      (12)
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net    (3,626)     (13)     (82)         -    23,031      777    (4,962)      (12)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 12,617       28     1,439         -    32,557     (286)   13,560        47
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
  net                                            8,991       15     1,357         -    55,588      491     8,598        35
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $7,702       13     1,223         -    53,625      486     7,047        30
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                        Variable Life Prospectus  21
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                16        -       161         -       139        -       129         -
  Valuemark IV                                      16        -        18         -        41        -        50         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 2        -        19         -        17        -        15         -
  Valuemark IV                                       2        -         2         -         5        -         6         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                      36        -       200         -       202        -       200         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (36)       -      (200)        -      (202)       -      (200)        -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -        -         -         -         -
 Realized gains (losses) on sales of investments,
  net                                             (119)       -      (545)        -      (376)       -    (2,127)        -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net      (119)       -      (545)        -      (376)       -    (2,127)        -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    630        5     1,262         -     1,459        -     5,006         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                             511        5       717         -     1,083        -     2,879         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                 $475        5       517         -       881        -     2,679         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                  22
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)

                                               J.P. Morgan           J.P. Morgan                Mutual             Mutual
                                      International Opportunities U.S. Disciplined Equity Discovery Securities Shares Securities
                                                 Portfolio           Portfolio                   Fund              Fund
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $    -        -         -         -         -        -         -        -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -       300        -       546         -
  Valuemark IV                                       -        -         -         -       364        -       780         -
  Valuemark Charter Traditional                      -        -         -         -         -        1         -         2
  Valuemark Charter Enhanced                         -        -         -         -         -        1         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -        36        -        66         -
  Valuemark IV                                       -        -         -         -        41        -        87         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -        -         -         -       741        2     1,479         3
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        -        -         -         -      (741)      (2)   (1,479)       (3)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                                -        -         -         -     1,647       17     3,588         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -        -         -         -     1,647       17     3,588         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                      -        -         2         -    11,990       15     5,203        52
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   -        -         2         -    13,637       32     8,791        52
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          $         -        -         2         -    12,896       30     7,312        49
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                                                        Variable Life Prospectus  23
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                 Oppenheimer         Oppenheimer         Oppenheimer         PIMCO VIT
                                              Global Securities       High Income   Main Street Growth &  High Yield Bond
                                                   Fund/VA              Fund/VA        Income Fund/VA         Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $ -        -       -           -         -        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        -        -         -         -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                                -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    (24)       -        (3)        -        10        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net (24)       -        (3)        -        10        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                $ (24)       -        (3)        -        10        -         -         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                 24
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                  PIMCO VIT            PIMCO VIT          Seligman           Seligman
                                              StocksPLUS Growth &  Total Return Bond  Global Technology    Small-Cap Value
                                               Income Portfolio        Portfolio            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $      -        -        -          -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -        -         -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        -        -         -         -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                                -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                      1        -         -         -       (15)       -         1         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   1        -         -         -       (15)       -         1         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          $         1        -         -         -       (15)       -         1         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                                                        Variable Life Prospectus  25
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                  Templeton           Templeton          Templeton           Templeton
                                            Global Asset Allocation Developing Markets  Global Income      Global Growth
                                                     Fund             Equity Fund     Securities Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $   -        -       -           -         -        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               105        -       408         -       207        -     1,568
  Valuemark IV                                      64        -       137         -        34        -       546         -
  Valuemark Charter Traditional                      -        -         -         2         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                13        -        49         -        25        -       188         -
  Valuemark IV                                       7        -        15         -         4        -        61         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     189        -       609         2       270        1     2,363         5
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (189)       -      (609)       (2)     (270)      (1)   (2,363)       (5)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -        -         -         -         -
 Realized gains (losses) on sales of investments,
  net                                             (259)      (1)      839       162   (1,215)        -     5,402        36
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net      (259)      (1)      839       162   (1,215)        -     5,402        36
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   (911)      -    (10,773)     (19)    1,307         -   (30,926)       (7)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
  net                                           (1,170)      (1)   (9,934)     143        92         -   (25,524)       29
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              $(1,359)      (1)  (10,543)     141     (178)       (1)   (27,887)       24
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.


                                                                 26

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                  Templeton            Templeton          Templeton          USAllianz
                                             International Equity International Smaller Pacific Growth  VIP Diversified Assets
                                                     Fund           Companies Fund          Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $     -        -         -         -         -        -         -        13
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                             1,870        -        40         -       219        -         -         1
  Valuemark IV                                     306        -        34         -        38        -         -       (10)
  Valuemark Charter Traditional                      -       10         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                               224        -         5         -        26        -         -         -
  Valuemark IV                                      34        -         4         -         4        -         -        (1)
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   2,434       12        83         1       287        -         -       (10)
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (2,434)     (12)      (83)       (1)     (287)       -         -        23
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -        -         -         -         -
 Realized gains (losses) on sales of investments,
  net                                           13,960       148      156       114    (1,084)       3         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net    13,960       148      156       114    (1,084)       3         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                (39,771)       12      986        6     (3,963)       -         -        17
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
  net                                          (25,811)      160    1,142       120    (5,047)       3         -        17
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                             $(28,245)      148    1,059       119    (5,334)       3         -        40
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                                                        Variable Life Prospectus  27
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                   USAllianz            USAllianz          USAllianz          USAllianz
                                              VIP Fixed Income   VIP Global Opportunities  VIP Growth     VIP Money Market
                                                      Fund                Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $      -        7         -         -         -        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -       (4)        -         1         -        -         -         -
  Valuemark IV                                       -        -         -         1         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -        -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -        -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -        -         -         -
  Valuemark II & III                                 -       (1)        -         -         -        -         -         -
  Valuemark IV                                       -        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -       (5)        -         2         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        -       12         -        (2)        -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    -        -         -         -         -        -         -         -
 Realized gains (losses) on sales of investments,
  net                                                -       27         -         -         -        3         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         -       27         -         -         -        3         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                      -       (3)        -         -         -       59         -         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   -       24         -         -         -       62         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          $         -       36         -       (2)         -       62         -         -
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                 28
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the three-month period ended March 31, 2000 (unaudited)
(In thousands)
                                                  Van Kampen          Van Kampen            Total
                                                 LIT Enterprise   LIT Growth & Income       All
                                                   Portfolio           Portfolio            Funds
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $     -        -         -         -     4,135        92
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  USAllianz Alterity Traditional                     -        -         -         -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -        (1)        -
  USAllianz Alterity Optional                        -        -         -         -         -         -
  Valuemark II & III                                 -        -         -         -    18,562        (2)
  Valuemark IV                                       -        -         -         -     5,813        (9)
  Valuemark Charter Traditional                      -        -         -         -         -        54
  Valuemark Charter Enhanced                         -        -         -         -         -        10
 Administrative charges:
  USAllianz Alterity Traditional                     -        -         -         -         -         -
  USAllianz Alterity Enhanced                        -        -         -         -         -         -
  USAllianz Alterity Optional                        -        -         -         -         -         -
  Valuemark II & III                                 -        -         -         -     2,227        (1)
  Valuemark IV                                       -        -         -         -       650        (1)
  Valuemark Charter Traditional                      -        -         -         -         -         3
  Valuemark Charter Enhanced                         -        -         -         -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       -        -         -         -    27,251        54
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        -        -         -         -   (23,116)       38
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                    1        -         -         -         1         -
 Realized gains (losses) on sales of investments,
  net                                                -        -         -         -    41,563     1,205
------------------------------------------------------------------------------------------------------------------------------------
 Realized gains (losses) on investments, net         1        -         -         -    41,564     1,205
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                     (1)       -         -         -    138,172      171
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   -        -         -         -    179,736    1,376
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          $         -        -         -         -    156,620    1,414
------------------------------------------------------------------------------------------------------------------------------------

                                      See accompanying notes to unaudited financial statements.

                                                                                                        Variable Life Prospectus  29
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       AIM V.I.                                  AIM V.I.
                                               Capital Appreciation Fund                        Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           -       -         (93)       3           -      -
  Realized gains (losses) on investments, net  -        -           -       -          37      205           -      -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -           -       -       3,091      359           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              -        -           -       -       3,035      567           -      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           71        -           -       -       1,317       77           -      -
  Transfers between funds                     47        -           -       -      29,208    9,294           -      -
  Surrenders and terminations                  -        -           -       -        (663)     (79)          -      -
  Rescissions                                  -        -           -       -        (165)       -           -      -
  Other transactions (note 2)                  -        -           -       -          (2)       -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                  118        -           -       -      29,695    9,292           -      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            118        -           -       -      32,730    9,859           -      -
Net assets at beginning of period              -        -           -       -       9,859        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $118        -           -       -      42,589    9,859           -      -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                 30
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       AIM V.I.                                  AIM V.I.
                                               International Equity Fund                        Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  nvestment income (loss), net               $ -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              (4)       -           -       -           3        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                             (4)       -           -       -           3        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           67        -           -       -         109        -           -       -
  Transfers between funds                     25        -           -       -          31        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                   92        -           -       -         140        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             88        -           -       -         143        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $88        -           -       -         143        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  31
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                    Alger American                            Alger American
                                                      Growth Fund                          Leveraged AllCap Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  (77)     (10)          -       -         (69)      (6)          -       -
  Realized gains (losses) on investments,
  net                                         23        -           -       -          62       17           -       -
  Net change in unrealized appreciation
   (depreciation) on investments           2,789      484           -       -       1,692      656           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          2,735      474           -       -       1,685      667           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          495      221           -       -         512        9           -       -
  Transfers between funds                 18,885    9,751           -       -      22,039    6,843           -       -
  Surrenders and terminations               (728)     (13)          -       -        (743)     (18)          -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                 (1)       -           -       -          (2)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    18,651    9,959           -       -      21,806    6,834           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         21,386   10,433           -       -      23,491    7,501           -       -
Net assets at beginning of period         10,433        -           -       -       7,501        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $31,819   10,433           -       -      30,992    7,501           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 32
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                    Alger American                            Alger American
                                                MidCap Growth Portfolio               Small Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -           -       -          (6)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              -        -           -       -          (6)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           84        -           -       -          20        -           -       -
  Transfers between funds                      -        -           -       -          25        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions        84        -           -       -          45        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             84        -           -       -          39        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $84        -           -       -          39        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  33
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Davis VA                                  Davis VA
                                                  Financial Portfolio                      Real Estate Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $3        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments               3        -           -       -          (2)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              6        -           -       -          (2)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           97        -           -       -           2        -           -       -
  Transfers between funds                     (3)       -           -       -           2        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions        94        -           -       -           4        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            100        -           -       -           2        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $100        -           -       -           2        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 34
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Davis VA                       Franklin Global Communications
                                                    Value Portfolio                           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $(2)       -           -       -      (3,621)  19,074          (2)      8
  Realized gains (losses) on investments, net  -        -           -       -      16,678  130,766           -      23
  Net change in unrealized appreciation
   (depreciation) on investments               1        -           -       -      74,456  108,627          47      70
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                             (1)       -           -       -      87,513  258,467          45     101
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           53        -           -       -       1,656    7,189          38     416
  Transfers between funds                      2        -           -       -      19,745  (11,957)         16     (27)
  Surrenders and terminations                  -        -           -       -     (54,073)(254,941)         (1)     (2)
  Rescissions                                  -        -           -       -        (190)    (402)          -       -
  Other transactions (note 2)                  -        -           -       -         (10)     477           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions        55        -           -       -     (32,872)(259,634)         53     387
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             54        -           -       -      54,641   (1,167)         98     488
Net assets at beginning of period              -        -           -       -     902,924  904,091         488       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $54        -           -       -     957,565  902,924         586     488
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  35
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                Franklin Global Health                           Franklin
                                                 Care Securities Fund                     Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $(63)    (110)          -       -      (2,812)  24,294          (2)     16
  Realized gains (losses) on investments
   net                                       630     (444)          -       -       4,333  180,951          (7)     35
  Net change in unrealized appreciation
   (depreciation) on investments           1,923     (413)         18       8     (10,384)(203,466)         30     (57)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          2,490     (967)         18       8      (8,863)   1,779          21      (6)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          187      605          34      79       1,583   19,789         217   1,433
  Transfers between funds                  7,330    5,476          24      (4)    (34,855)   2,508          57      (6)
  Surrenders and terminations               (815)  (3,102)         (1)      -     (59,929)(350,638)         (1)   (638)
  Rescissions                                  -       (4)         (4)      -        (172)    (841)          -       -
  Other transactions (note 2)                 (1)      (4)          -       -         288      663           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions     6,701    2,971          53      75     (93,085)(328,519)        273     789
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          9,191    2,004          71      83    (101,948)(326,740)        294     783
Net assets at beginning of period         10,600    8,596          83       -     876,3201,203,060         783       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $19,791   10,600         154      83     774,372  876,320       1,077     783
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 36
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Franklin                                  Franklin
                                                   High Income Fund                       Income Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(917)  72,685          (1)    104      (2,388)  62,233          (3)     39
  Realized gains (losses) on investments,
  net                                    (12,478)  (2,133)        (51)    (47)     (3,528)  45,777          (2)     16
  Net change in unrealized appreciation
   (depreciation) on investments           8,062  (74,035)         39     (58)      7,072 (135,753)          9     (85)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                         (5,333)  (3,483)        (13)     (1)      1,156  (27,743)          4     (30)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          619    9,648         166     226         965   13,764         145   1,302
  Transfers between funds                (18,893) (15,589)       (261)    274     (31,959) (63,205)        (21)     29
  Surrenders and terminations            (21,653)(111,758)         (2)    (52)    (51,410)(306,495)         (2)     (3)
  Rescissions                                (63)  (1,076)          -       -        (139)  (1,138)          -       -
  Other transactions (note 2)                 63      450           -       -          87      831           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions   (39,927)(118,325)        (97)    448     (82,456)(356,243)        122   1,328
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (45,260)(121,808)       (110)    447     (81,300)(383,986)        126   1,298
Net assets at beginning of period        284,668  406,476         447       -     717,6111,101,597       1,298       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $239,408  284,668         337     447     636,311  717,611       1,424   1,298
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  37
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Franklin                                  Franklin
                                           Large Cap Growth Securities Fund                  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $(1,527)  (3,045)         (3)     (4)      3,109   11,206          55      83
  Realized gains (losses) on investments,
  net                                      5,578   14,374           3      94           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          34,966   74,106          79      84          44        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                         39,017   85,435          79     174       3,153   11,206          55      83
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                        1,952   13,426         351   1,518       3,261   20,759         114   8,461
  Transfers between funds                 30,846  176,862          34      42      (1,666) 219,635      (7,952)    132
  Surrenders and terminations            (22,739)(101,959)         (4)   (924)    (52,858)(302,030)        (62)   (103)
  Rescissions                                (38)    (311)          -    (274)       (865)    (236)          -       -
  Other transactions (note 2)                369      409           -       -       2,085    7,023           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    10,390   88,427         381     362     (50,043) (54,849)     (7,900)  8,490
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         49,407  173,862         460     536     (46,890) (43,643)     (7,845)  8,573
Net assets at beginning of period        378,340  204,478         536       -     337,292  380,935       8,573       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $427,747  378,340         996     536     290,402  337,292         728   8,573
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 38
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                              Franklin Natural Resources                         Franklin
                                                    Securities Fund                          Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(141)      66           -       1        (488)  14,093          (1)      4
  Realized gains (losses) on investments,
  net                                      (195)   (9,180)          -     (11)     (3,805)  22,522           1       7
  Net change in unrealized appreciation
   (depreciation) on investments           5,393   20,689          10       1       7,430  (51,341)         13       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          5,057   11,575          10      (9)      3,137  (14,726)         13      11
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          121      774           -      61         586    2,486          57     294
  Transfers between funds                      4   (4,496)          1      16      (8,383) (33,804)        (62)    138
  Surrenders and terminations             (2,380) (10,569)          -       -     (10,601) (71,155)         (5)      -
  Rescissions                                  -     (122)          -       -         (26)    (290)          -       -
  Other transactions (note 2)                 (6)       9           -       -          47       72           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    (2,261) (14,404)          1      77     (18,377)(102,691)        (10)    432
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,796   (2,829)         11      68     (15,240)(117,417)          3     443
Net assets at beginning of period         39,382   42,211          68       -     147,870  265,287         443       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $42,178   39,382          79      68     132,630  147,870         446     443
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                                                        Variable Life Prospectus  39
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Franklin                              Franklin S&P 500
                                           Rising Dividends Securities Fund                     Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $(1,289)     968          (2)      2        (134)     (14)          -       -
  Realized gains (losses) on investments,
  net                                     (3,626) 121,634         (13)     52         (82)       -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          12,617 (184,821)         28     (77)      1,439      386           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                          7,702 (62,219)          13     (23)      1,223      372           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          730    8,831           9     569         571      279           -       -
  Transfers between funds                (27,052) (38,314)         (8)      1      20,641   13,708           -       -
  Surrenders and terminations            (29,084)(185,182)        (67)     (1)     (1,860)    (191)          -       -
  Rescissions                                (47)    (427)          -       -           -        -           -       -
  Other transactions (note 2)                 49      336           -       -          (2)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions   (55,404)(214,756)        (66)    569      19,350   13,796           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (47,702)(276,975)        (53)    546      20,573   14,168           -       -
Net assets at beginning of period        406,424  683,399         546       -      14,168        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $358,722  406,424         493     546      34,741   14,168           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 40
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Franklin                          Franklin U.S. Government
                                                    Small Cap Fund                                 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $(1,963)  (2,935)         (5)     (2)     (1,551)  66,246          (5)    243
  Realized gains (losses) on investments,
  net                                     23,031   15,548         777       3      (4,962)   3,396         (12)    (20)
  Net change in unrealized appreciation
   (depreciation) on investments          32,557  211,659        (286)    284      13,560  (82,778)         47    (250)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                         53,625  224,272         486     285       7,047  (13,136)         30     (27)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                        2,465    6,050         299     238         929   10,213          77   1,811
  Transfers between funds                 21,474   15,164       2,543     460      (7,925)    (634)        (62)    357
  Surrenders and terminations            (24,311) (82,185)       (346)      -     (33,153)(173,064)         (5)   (277)
  Rescissions                                (72)    (195)          -       -         (89)  (1,184)          -       -
  Other transactions (note 2)                  9      414           -       -         151      489           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions      (435) (60,752)      2,496     698     (40,087)(164,180)         10   1,891
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         53,190  163,520       2,982     983     (33,040)(177,316)         40   1,864
Net assets at beginning of period        463,300  299,780         983       -     460,288  637,604       1,864       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $516,490  463,300       3,965     983     427,248  460,288       1,904   1,864
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                                                        Variable Life Prospectus  41
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                    Franklin Value                               Franklin
                                                    Securities Fund                       Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $(36)    (133)          -      (1)       (200)   9,221           -       -
  Realized gains (losses) on investments,
  net                                       (119)    (411)          -      (7)       (545)   1,927           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             630      309           5       -       1,262  (10,114)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                            475    (235)           5      (8)        517    1,034           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           91    1,041           -     396          16      523           -       -
  Transfers between funds                  2,783    4,224          10      (1)     (1,657)     486           -       -
  Surrenders and terminations             (1,102)  (3,083)          -    (258)     (3,464) (20,950)          -       -
  Rescissions                                  -       (2)          -       -           -      (12)          -       -
  Other transactions (note 2)                  6        4           -       -          (1)     120           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions     1,778    2,184          10     137      (5,106) (19,833)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,253    1,949          15     129      (4,589) (18,799)          -       -
Net assets at beginning of period         10,614    8,665         129       -      59,369   78,168           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $12,867   10,614         144     129      54,780   59,369           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 42
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Franklin                                  Franklin
                                                Zero Coupon Fund - 2005                   Zero Coupon Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(202)   7,179           -       -        (200)   7,708           -       -
  Realized gains (losses) on investments,
  net                                       (376)   1,779           -       -      (2,127)   2,444           -       -
  Net change in unrealized appreciation
   (depreciation) on investments           1,459  (14,138)          -       -       5,006  (21,090)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                            881   (5,180)          -       -       2,679  (10,938)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           27    1,800           -       -         327    2,617           -       -
  Transfers between funds                 (2,394)   2,677           -       -      (2,841)   4,159           -       -
  Surrenders and terminations             (3,198) (15,202)          -       -      (4,252) (20,612)          -       -
  Rescissions                                  -     (104)          -       -           -      (91)          -       -
  Other transactions (note 2)                  -      160           -       -          (5)     235           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    (5,565) (10,669)          -       -      (6,771) (13,692)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (4,684) (15,849)          -       -      (4,092) (24,630)          -       -
Net assets at beginning of period         59,429   75,278           -       -      60,727   85,357           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $54,745   59,429           -       -      56,635   60,727           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  43
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                      J.P. Morgan                               J.P. Morgan
                                         International Opportunities Portfolio       U.S. Disciplined Equity Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -           -       -           2        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              -        -           -       -           2        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           17        -           -       -          19        -           -       -
  Transfers between funds                      -        -           -       -          (1)       -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions        17        -           -       -          18        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             17        -           -       -          20        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $17        -           -       -          20        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 44
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                   Mutual Discovery                            Mutual Shares
                                                    Securities Fund                           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(741)   2,765          (2)      4      (1,479)   5,047          (3)      6
  Realized gains (losses) on investments,
  net                                      1,647      877          17       -       3,588   10,361           -      (2)
  Net change in unrealized appreciation
   (depreciation) on investments          11,990   33,265          15      48       5,203   32,828          52      41
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                         12,896   36,907          30      52       7,312   48,236          49      45
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          440    4,740         112     385       1,075   12,231         307     989
  Transfers between funds                  2,611  (12,243)          7       2     (13,881)   6,540          (5)    (28)
  Surrenders and terminations             (9,438) (50,318)        (94)    (28)    (21,222)(100,497)         (6)    (31)
  Rescissions                                 (6)    (231)         (6)      -      (1,614)    (809)          -       -
  Other transactions (note 2)                 56      210           -       -         158      636           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    (6,337) (57,842)         19     359     (35,484) (81,899)        296     930
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          6,559  (20,935)         49     411     (28,172) (33,663)        345     975
Net assets at beginning of period        190,494  211,429         411       -     420,387  454,050         975       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $197,053  190,494         460     411     392,215  420,387       1,320     975
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                                                        Variable Life Prospectus  45
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                  Oppenheimer Global                            Oppenheimer
                                                  Securities Fund/VA                        High Income Fund/VA
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (24)       -           -       -          (3)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                            (24)       -           -       -          (3)       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           60        -           -       -         176        -           -       -
  Transfers between funds                    127        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions       187        -           -       -         176        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            163        -           -       -         173        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $163        -           -       -         173        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 46
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                      Oppenheimer                                PIMCO VIT
                                          Main Street Growth & Income Fund/VA              High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              10        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                             10        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          316        -           -       -          14        -           -       -
  Transfers between funds                    188        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions       504        -           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            514        -           -       -          14        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $514        -           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                                                        Variable Life Prospectus  47
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       PIMCO VIT                                 PIMCO VIT
                                        StocksPLUS Growth and Income Portfolio          Total Return Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments               1        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              1        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           11        -           -       -          19        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions        11        -           -       -          19        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             12        -           -       -          19        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $12        -           -       -          19        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                 48
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Seligman                                  Seligman
                                                Global Technology Fund                     Small-Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $  -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             (15)       -           -       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                            (15)       -           -       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          634        -           -       -          22        -           -       -
  Transfers between funds                     31        -           -       -          (6)       -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions       665        -           -       -          16        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            650        -           -       -          17        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                 $650        -           -       -          17        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  49
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                   Templeton Global                        Templeton Developing
                                                 Asset Allocation Fund                      Markets Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(189)   3,412           -       3        (609)     947          (2)     (2)
  Realized gains (losses) on investments,
  net                                       (259)   4,511          (1)      3         839  (14,723)        162     263
  Net change in unrealized appreciation
   (depreciation) on investments            (911)  (4,595)          -      (2)    (10,773)  81,897         (19)     18
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                         (1,359)   3,328          (1)      4     (10,543)  68,121         141     279
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          484    2,689          21      49         766    3,440         116     286
  Transfers between funds                 (1,247)  (9,378)        (18)     (1)      2,210   (9,648)      1,127    (223)
  Surrenders and terminations             (2,751) (15,871)          -       -      (9,978) (38,588)         (1)      -
  Rescissions                                (39)     (18)          -       -         (98)    (160)         (6)      -
  Other transactions (note 2)                 13       82           -       -          38      144           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    (3,540) (22,496)          3      48      (7,062) (44,812)      1,236      63
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (4,899) (19,168)          2      52     (17,605)  23,309       1,377     342
Net assets at beginning of period         57,892   77,060          52       -     179,097  155,788         342       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $52,993   57,892          54      52     161,492  179,097       1,719     342
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.

                                                                 50
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                   Templeton Global                              Templeton
                                                Income Securities Fund                      Global Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(270)   6,830          (1)     19      (2,363)   5,264          (5)      3
  Realized gains (losses) on investments,
  net                                     (1,215)  (2,393)          -       -       5,402  101,368          36     317
  Net change in unrealized appreciation
   (depreciation) on investments           1,307  (12,888)          -     (22)    (30,926)  10,044          (7)     45
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                           (178)  (8,451)         (1)     (3)    (27,887) 116,676          24     365
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          170    1,398           -     458       1,736   16,744         136   2,020
  Transfers between funds                 (2,503)  (8,236)          1     (14)       (335) (13,275)      1,867    (128)
  Surrenders and terminations             (5,820) (39,664)          -       -     (37,899)(161,240)       (119)   (873)
  Rescissions                                  -     (419)          -       -        (111)    (482)         (6)    (59)
  Other transactions (note 2)                 43       42           -       -          32      420           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    (8,110) (46,879)          1     444     (36,577)(157,833)      1,878     960
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (8,288) (55,330)          -     441     (64,464) (41,157)      1,902   1,325
Net assets at beginning of period         81,224  136,554         441       -     667,351  708,508       1,325       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $72,936   81,224         441     441     602,887  667,351       3,227   1,325
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                                                        Variable Life Prospectus  51
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Templeton                          Templeton International
                                               International Equity Fund                  Smaller Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $(2,434)  32,620         (12)    114         (83)     341          (1)     (3)
  Realized gains (losses) on investments,
net                                       13,960   79,885         148     926         156     (948)        114     137
  Net change in unrealized appreciation
   (depreciation) on investments         (39,771)  51,890          12     120         986    4,893           6       2
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                        (28,245) 164,395         148   1,160       1,059    4,286         119     136
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          940    5,997         197   2,908         232      527          98      52
  Transfers between funds                    939  (63,759)      1,764    (870)      1,719   (1,842)      1,176    (133)
  Surrenders and terminations            (46,853)(277,851)        (67)      -      (1,512)  (4,601)         (1)      -
  Rescissions                               (156)  (2,015)         (6)      -           -       (6)         (6)      -
  Other transactions (note 2)                 86    1,165           -       -           5       39           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions   (45,044)(336,463)      1,888   2,038         444   (5,883)      1,267     (81)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (73,289)(172,068)      2,036   3,198       1,503   (1,597)      1,386      55
Net assets at beginning of period        727,422  899,490       3,198       -      22,279   23,876          55       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $654,133  727,422       5,234   3,198      23,782   22,279       1,441      55
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 52
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                       Templeton                               USAllianz VIP
                                                  Pacific Growth Fund                     Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $(287)    (393)          -       -           -        -          23       -
  Realized gains (losses) on investments,
  net                                     (1,084)  (3,508)          3      38           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          (3,963)  33,561           -       1           -        -          17       1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                         (5,334)  29,660           3      39           -        -          40       1
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                          373    1,373          77     104           -        -          36       -
  Transfers between funds                 (1,813)  (3,365)        (29)    (32)          -        -       1,252     102
  Surrenders and terminations             (5,806) (30,514)         (1)      -           -        -          (2)      -
  Rescissions                                 (5)     (39)         (6)      -           -        -           -       -
  Other transactions (note 2)                 16       32           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from contract transactions    (7,235) (32,513)         41      72           -        -       1,286     102
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (12,569)  (2,853)         44     111           -        -       1,326     103
Net assets at beginning of period         88,945   91,798         111       -           -        -         103       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $76,376   88,945         155     111           -        -       1,429     103
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  53
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                     USAllianz VIP                             USAllianz VIP
                                                   Fixed Income Fund                     Global Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $   -        -          12       -           -        -          (2)      -
  Realized gains (losses) on investments, net  -        -          27       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -          (3)     (2)          -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              -        -          36      (2)          -        -          (2)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                            -        -           1       -           -        -          18       -
  Transfers between funds                      -        -         340     131           -        -           2       -
  Surrenders and terminations                  -        -         (42)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                    -        -         299     131           -        -          20       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets              -        -         335     129           -        -          18       -
Net assets at beginning of period              -        -         129       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $   -        -         464     129           -        -          18       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 54
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                     USAllianz VIP                             USAllianz VIP
                                                      Growth Fund                            Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $   -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  -        -           3       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments               -        -          59      14           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              -        -          62      14           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                            -        -          34       -           -        -         949       -
  Transfers between funds                      -        -         628     325           -        -        (860)      -
  Surrenders and terminations                  -        -          (8)     (8)          -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                    -        -         654     317           -        -          89       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets              -        -         716     331           -        -          89       -
Net assets at beginning of period              -        -         331       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $   -        -       1,047     331           -        -          89       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.



                                                                                                        Variable Life Prospectus  55
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                    Van Kampen LIT                            Van Kampen LIT
                                                 Enterprise Portfolio                    Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            2000     1999        2000    1999        2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ -        -           -       -           -        -           -       -
  Realized gains (losses) on investments, net  1        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              (1)       -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products
  (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                           11        -           -       -           1        -           -       -
  Transfers between funds                      6        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                   17        -           -       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets             17        -           -       -           1        -           -       -
Net assets at beginning of period              -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $17        -           -       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.


                                                                 56
Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 (In thousands)

                                                                                              Total All Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     2000     1999        2000    1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                   $(23,116)   345,556       38      637
  Realized gains (losses) on investments, net                                       41,564    704,602    1,205    1,827
  Net change in unrealized appreciation
   (depreciation) on investments                                                   138,172   (129,779)     171      184
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                              156,620    920,379     1,414   2,648
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - All Products (See Notes 5, 6, & 7 for detail by product):
  Purchase payments                                                                 26,429    169,240    3,609   24,055
  Transfers between funds                                                           23,504    187,582    1,571      542
  Surrenders and terminations                                                     (520,295)(2,732,370)    (837)  (3,198)
  Rescissions                                                                       (3,895)   (10,614)     (40)    (333)
  Other transactions (note 2)                                                        3,571     14,458        -        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from contract transactions                                                       (470,686)(2,371,704)   4,303    21,066
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                 (314,066)(1,451,325)   5,717    23,714
Net assets at beginning of period                                                7,692,210  9,143,535   23,714         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                     $7,378,144  7,692,210   29,431    23,714
------------------------------------------------------------------------------------------------------------------------------------

                                           See accompanying notes to financial statements.

                                                                  57

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America

Notes to Financial Statements
March 31, 2000 (unaudited)

1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger
American Fund, Davis Variable Account Fund, Inc.,  Franklin  Templeton  Variable
Insurance  Products Trust  (formerly,  Franklin  Valuemark  Funds),  J.P. Morgan
Series Trust II,  Oppenheimer  Variable  Account Funds,  PIMCO Insurance  Trust,
Seligman Portfolios,  Inc., USAllianz Variable Insurance Products Trust, and Van
Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                            Investment Adviser
---------                                            ------------------
AIM VI Capital Appreciation Fund                     AIM Advisors, Inc.
AIM VI Growth Fund                                   AIM Advisors, Inc.
AIM VI International Equity Fund                     AIM Advisors, Inc.
AIM VI Value Fund                                    AIM Advisors, Inc.
Alger American Growth Portfolio                      Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio            Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio               Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio        Fred Alger Management, Inc.
Davis VA Financial Portfolio                         Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                       Davis Selected Advisers, LP
Davis VA Value Portfolio                             Davis Selected Advisers, LP
Franklin Global Communications Securities Fund       Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund          Franklin Advisers, Inc.
Franklin Growth and Income Fund                      Franklin Advisers, Inc.
Franklin High Income Fund                            Franklin Advisers, Inc.
Franklin Income Securities Fund                      Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund            Franklin Advisers, Inc.
Franklin Money Market Fund                           Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund           Franklin Advisers, Inc.
Franklin Real Estate Fund                            Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund            Franklin Advisory Services, LLC.
Franklin S&P 500 Index Fund                          Franklin Advisers, Inc.
Franklin Small Cap Fund                              Franklin Advisers, Inc.
Franklin U.S. Government Fund                        Franklin Advisory Services, LLC
Franklin Value Securities Fund                       Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                     Franklin Advisers, Inc.


                                                                                                        Variable Life Prospectus  58


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America

Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


1. ORGANIZATION (CONTINUED)

Portfolio (Continued)                                    Investment Adviser (Continued)
---------------------                                    ------------------------------
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
J.P. Morgan International Opportunities Portfolio        J.P. Morgan Investment Management Inc.
J.P. Morgan US Disciplined Equity Portfolio              J.P. Morgan Investment Management Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Oppenheimer Global Securities Fund/VA                    OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                          OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA          OppenheimerFunds, Inc.
PIMCO VIT High Yield Bond Portfolio                      Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio         Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                    Pacific Investment Management Company
Seligman Global Technology Fund                          J & W Seligman & Co. Inc.
Seligman Small-Cap Value Fund                            J & W Seligman & Co. Inc.
Templeton Global Asset Allocation Fund                   Templeton Global Advisors Limited
Templeton Developing Markets Equity Fund                 Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton Global Growth Fund                             Templeton Global Advisors Limited
Templeton International Equity Fund                      Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Equity Fund                     Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund                  Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.
USAllianz VIP Money Market Fund                          Allianz of America, Inc.
Van Kampen LIT Enterprise Portfolio                      Van Kampen Asset Management, Inc.
Van Kampen LIT Enterprise Portfolio                      Van Kampen Asset Management, Inc.

2. SIGNIFICANT ACCOUNTING POLICIES

Certain of the Franklin Templeton and USAllianz Variable Insurance Products Trust portfolios have class 2 shares which are available to Valuemark Charter and USAllianz Alterity contract owners.


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Group, J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust and Van Kampen Life Investment Trust. 59


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America

Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Valuemark IV, and USAllianz Alterity deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund,  Alger American Growth Fund, Alger
American  Leveraged  AllCap  Fund,  Franklin S&P 500 Index Fund,  USAllianz  VIP
Diversified  Assets Fund,  USAllianz  VIP Fixed Income Fund,  and  USAllianz VIP
Growth Fund were added as available investment options.

On February 1, 2000, the following funds were added as available investment options for USAllianz Alterity.

AIM VI Capital Appreciation Fund                     Oppenheimer High Income Fund/VA
AIM VI International Equity Fund                     Oppenheimer Main Street Growth and Income Fund/VA
AIM VI Value Fund                                    PIMCO VIT High Yield Bond Portfolio
Alger American MidCap Growth Portfolio               PIMCO VIT StocksPLUS Growth and Income Portfolio
Alger American Small Capitalization Portfolio        PIMCO VIT Total Return Bond Portfolio
Davis VA Financial Portfolio                         Seligman Global Technology Fund
Davis VA Real Estate Portfolio                       Seligman Small-Cap Value Fund
Davis VA Value Portfolio                             USAllianz VIP Global Opportunities Fund
J.P. Morgan International Opportunities Portfolio    USAllianz VIP Money Market Fund
J.P. Morgan US Disciplined Equity Portfolio          Van Kampen LIT Enterprise Fund
Oppenheimer Global Securities Fund/VA                Van Kampen LIT Growth and Income Fund

                                                                                                        Variable Life Prospectus  60


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America

Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz
Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                            Mortality and Expense         Administrative
Contract                         Risk Charge                  Charge
--------                         -----------                  ------
USAllianz Alterity - Traditional    1.25%                      0.15%
USAllianz Alterity - Enhanced       1.55%                      0.15%
USAllianz Alterity - Optional       1.75%                      0.15%
Valuemark II                        1.25%                      0.15%
Valuemark III                       1.25%                      0.15%
Valuemark IV                        1.34%                      0.15%
Valuemark Charter - Traditional     1.00%                      0.15%
Valuemark Charter - Enhanced        1.20%                      0.15%
Valuemark Income Plus               1.25%                      0.15%


CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter and USAllianz Alterity contracts. Contract maintenance charges paid by the contract owners during the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 were $944,506 and $4,426,312, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America

Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, Valuemark IV, and USAllianz Alterity deferred annuity contracts. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II, Valuemark III, and USAllianz Alterity contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                        Contingent Deferred Sales Charge
                                                                    USAllianz
Payment                 Valuemark II  Valuemark III  Valuemark IV   Alterity
-------                 ------------  -------------  ------------   ---------
0-1                          5%            6%             6%           7%
1-2                          5%            5%             6%           6%
2-3                          4%            4%             6%           5%
3-4                          3%            3%             5%           4%
4-5                         1.5%          1.5%            4%           3%
5-6                          0%            0%             3%           0%
6-7                          0%            0%             2%           0%
7+                           0%            0%             0%           0%

Total contingent deferred sales charges paid by the contract owners during the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 were $3,464,012 and $16,657,195, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Valuemark IV, and USAllianz Alterity deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 were $43,661 and $153,188, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 were $25,075,277 and $188,123,947, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


                                                                                                        Variable Life Prospectus  62


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America

Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


3. CAPITALIZATION

Allianz Life provides capital for the establishment of new portfolios as investment options of the Variable Account. There were no capitalization  transactions  during the three-month  period ended March 31, 2000 (unaudited).  The capitalization transactions were as follows during the year ended December 31, 1999.

                                                                Capitalization        Date of       Market Value    Date of
     Portfolio                                                      Amount        Capitalization    at Withdrawal  Withdrawal
------------------------------------------------------------------------------------------------------------------------------------
     Franklin Global Communications Securities Fund - class 2      $10,000            1/6/99           13,320      12/29/99
     Franklin Global Health Care Securities Fund - class 2          10,000            1/6/99            9,092      12/29/99
     Franklin Growth and Income Fund - class 2                      10,000            1/6/99            9,852      12/29/99
     Franklin High Income Fund - class 2                            10,000            1/6/99            9,895      12/29/99
     Franklin Income Securities Fund - class 2                      10,000            1/6/99            9,674      12/29/99
     Franklin Large Cap Growth Securities Fund - class 2            10,000            1/6/99           12,738      12/29/99
     Franklin Money Market Fund - class 2                           10,000            1/6/99           10,444      12/29/99
     Franklin Natural Resources Securities Fund - class 2           10,000            1/6/99           12,625      12/29/99
     Franklin Real Estate Fund - class 2                            10,000            1/6/99            9,141      12/29/99
     Franklin Rising Dividends Securities Fund - class 2            10,000            1/6/99            8,843      12/29/99
     Franklin Small Cap Fund - class 2                              10,000            1/6/99           18,630      12/29/99
     Franklin U.S. Government Fund - class 2                        10,000            1/6/99            9,897      12/29/99
     Franklin Value Securities Fund - class 2                       10,000            1/6/99            9,759      12/29/99
     Mutual Discovery Securities Fund - class 2                     10,000            1/6/99           11,844      12/29/99
     Mutual Shares Securities Fund - class 2                        10,000            1/6/99           10,866      12/29/99
     Templeton Developing Markets Equity Fund - class 2             10,000            1/6/99           14,532      12/29/99
     Templeton Global Asset Allocation Fund - class 2               10,000            1/6/99           10,353      12/29/99
     Templeton Global Growth Fund - class 2                         10,000            1/6/99           11,493      12/29/99
     Templeton Global Income Securities Fund - class 2              10,000            1/6/99            9,355      12/29/99
     Templeton International Equity Fund - class 2                  10,000            1/6/99           11,841      12/29/99
     Templeton International Smaller Companies Fund - class 2       10,000            1/6/99           11,922      12/29/99
     Templeton Pacific Growth Fund - class 2                        10,000            1/6/99           13,447      12/29/99


 4. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation Unit Activity (In thousands)

Transactions in dollars and units for each fund for the three-month period ended
March 31, 2000 (unaudited) and the year ended December 31, 1999 were as follows:


                                                                                                          Franklin Global
                                                   AIM V.I.        Alger American       Alger American    Communications
                                                  Growth Fund        Growth Fund     Leveraged AllCapFund Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
-----------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   27         3    $     6        1     $   1        -   $  3,272       96
 Transfers between funds                       5,530       529      5,632      539       3,765     341    (24,958)   (870)
 Surrenders and terminations                     (61)       (6)        (3)      -         (9)       (1)   (250,550) (8,394)
 Rescissions                                      -         -          -        -         -         -       (386)     (12)
 Other transactions                               -         -          -        -         -         -        476       16
-----------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $5,496       526    $ 5,635      540     $3,757      340   $(272,146)  (9,164)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $  369        31    $    88        8    $   97         7   $   952       18
 Transfers between funds                       16,594     1,409     11,560    1,049      14,002  1,030     12,067      276
 Surrenders and terminations                    (378)      (39)      (361)     (43)     (369)      (27)   (52,667)  (1,264)
 Rescissions                                    (165)      (14)        -        -         -         -       (155)      (4)
 Other transactions                               (1)       -          (1)      -         (2)       -         (7)      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
(unaudited):                                  $16,419     1,387   $11,286    1,014    $13,728    1,010   $   (39,810)  (974)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $   50         5    $   215       20    $    8         1  $  3,917      118
 Transfers between funds                       3,764       360      4,119      396      3,078      277    13,001      433
 Surrenders and terminations                     (18)       (2)       (10)      (1)       (9)       (1)   (4,391)    (138)
 Rescissions                                      -         -          -        -         -         -        (16)      (1)
 Other transactions                               -         -          -        -         -         -          1       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ 3,796      363    $ 4,324      415     $3,077      277   $12,512      412
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $  463        38    $   340       30     $ 324        23   $   704       17
 Transfers between funds                        12,614   1,076      7,277      662     7,848       594     7,678      186
 Surrenders and terminations                    (285)      (24)      (367)     (33)     (374)      (29)   (1,406)     (34)
 Rescissions                                      -         -          -        -         -         -        (35)      (1)
 Other transactions                               (1)       -          -        -         -         -         (3)      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
(unaudited):                                  $12,791     1,090   $ 7,250    659      $7,798     588     $  6,938       168

                           Variable Life Prospectus 64


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation Unit Activity (In thousands) (CONTINUED)

                                                Franklin Global       Franklin            Franklin           Franklin
                                                  Health Care        Growth and              High             Income
                                                Securities Fund      Income Fund          Income Fund     Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
-----------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $  103        11    $ 8,279      191   $ 1,791        69   $ 4,169      123
 Transfers between funds                        3,399      351    (16,044)    (589)  (18,484)     (851)  (69,103)  (2,779)
 Surrenders and terminations                   (2,835)    (314)  (331,869) (12,443) (100,108)   (4,711) (294,539) (11,825)
 Rescissions                                      (2)       -        (714)     (27)     (186)       (9)   (1,016)     (41)
 Other transactions                               (3)       -         585       22       173         8       767       31
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions
  - 1999:                                      $  662        48    $(339,763) (12,846) $(116,814)(5,494)$(359,722)(14,491)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $   32         3    $ 1,034       27   $   298        12   $   582       17
 Transfers between funds                       5,018       435    (28,886)  (1,156)  (11,651)     (560)  (24,311)    (995)
 Surrenders and terminations                    (584)      (51)   (54,339)  (2,187)  (18,461)     (880)  (48,351)  (1,986)
 Rescissions                                      -         -        (147)      (6)      (43)       (2)     (125)      (5)
 Other transactions                              (1)        -        278       11        12         1        50        2
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                               $4,465      387     $(82,060)  (3,311)  $(29,845)  (1,429) $  (72,155)(2,967)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $  502        55    $11,510      390   $ 7,857       366   $ 9,595      367
 Transfers between funds                       2,077       220     18,552      696     2,895       140     5,898      239
 Surrenders and terminations                    (267)      (30)   (18,769)    (699)  (11,650)     (550)  (11,956)    (463)
 Rescissions                                      (2)       -        (127)      (5)     (890)      (42)     (122)      (5)
 Other transactions                               -         -          78        3       277        13        64        3
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ 2,310      245    $11,244      385   $(1,511)      (73)  $ 3,479      141
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $  155        14    $   549       22   $   321        15   $   383       16
 Transfers between funds                        2,312      194     (5,969)    (247)   (7,242)     (351)   (7,648)    (317)
 Surrenders and terminations                    (231)      (21)    (5,590)    (228)   (3,192)     (154)   (3,059)    (127)
 Rescissions                                      -         -         (25)      (1)      (20)       (1)      (14)      (1)
 Other transactions                               -         -          10       -         51         2        37        2
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $2,236      187     $(11,025)  (454)    $(10,082)  (489)   $(10,301)  (427)

                                              65
--------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                Franklin Large       Franklin           Franklin             Franklin
                                                  Cap Growth        Money Market       Natural Resources    Real Estate
                                               Securities Fund          Fund            Securities Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $ 3,422      149    $ 7,896      180   $   315        33   $   790       29
 Transfers between funds                          117,374  7,093  194,558   13,480    (5,419)     (549)  (29,234)  (1,316)
 Surrenders and terminations                    (81,624) (4,823) (276,520) (18,739)   (9,951)     (992)  (66,788)  (2,940)
 Rescissions                                     (255)     (15)      (187)     (13)      (65)       (6)     (283)     (13)
 Other transactions                               151        9      6,553      448        11         1        46        2
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $39,068    2,413    $(67,700)   (4,644) $(15,109) (1,513)  $(95,469)  (4,238)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $ 1,065       32    $ 1,784       38   $    39         4   $   143        6
 Transfers between funds                        21,196   1,004      9,064      643        25         4    (6,212)    (288)
 Surrenders and terminations                    (17,766)  (832)   (46,840)  (3,086)   (2,227)     (199)   (9,763)    (458)
 Rescissions                                      (28)      (1)      (865)     (58)       -         -        (26)      (1)
 Other transactions                               369       18      1,690      113        (6)       (1)       48        2
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $4,836      221     $(35,167)  (2,350)  $(2,169)   (192)   $  (15,810)(739)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $10,004      584    $12,863      690   $   459        45   $ 1,696       73
 Transfers between funds                        59,488   3,598     25,077    1,872       923       123    (4,570)    (216)
 Surrenders and terminations                    (20,335) (1,175)  (25,510)  (1,698)     (618)      (61)   (4,367)    (191)
 Rescissions                                      (56)      (4)       (49)      (3)      (57)       (5)       (7)     -
 Other transactions                               258       16        470       33        (2)       -         26        1
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ 49,359   3,019    $12,851      894    $  705       102   $(7,222)    (333)
-----------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $   887       42    $ 1,477      100   $    82         8   $   443       21
 Transfers between funds                          9,650    461    (10,730)    (727)      (21)       (5)   (2,171)    (103)
 Surrenders and terminations                    (4,973)   (237)    (6,018)    (407)     (153)      (14)     (838)     (40)
 Rescissions                                      (10)      -          -        -         -         -         -        -
 Other transactions                                -        -         395       27        -         -         (1)       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                 $5,554       266    $(14,876)  (1,007)  $(92)       (11)   $(2,567)   (122)

Variable Life Prospectus  66
--------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                    Franklin           Franklin           Franklin             Franklin
                                               Rising Dividends        S&P 500             Small Cap     U.S. Government
                                               Securities Fund       Index Fund              Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $  2,867     105    $     5       -    $ 1,798        96   $ 2,444      130
 Transfers between funds                       (38,032) (1,898)     7,594      745     8,311        38   (16,017)    (857)
 Surrenders and terminations                   (174,156) (8,633)     (181)     (18)  (72,615)   (4,346) (165,246)  (8,796)
 Rescissions                                     (316)     (16)        -        -       (139)       (8)   (1,028)     (55)
 Other transactions                               221       11         -        -        302        18       294       16
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions -
   1999:                                      $(209,416) (10,431) $ 7,418      727    $ (62,343) (4,202)  $(179,553)(9,562)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $   387       17    $   224       22   $   893        23   $   630       34
 Transfers between funds                       (19,529) (1,061)    12,268    1,188    10,852       325    (8,092)    (437)
 Surrenders and terminations                   (26,388) (1,439)    (1,601)    (160)  (20,526)     (643)  (31,041)  (1,671)
 Rescissions                                      (28)      (2)        -        -        (65)       (2)      (80)      (4)
 Other transactions                                45        2         (1)      -          4        -        140        8
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
                         (unaudited):          $(45,513)   (2,483) $10,890    1,050    $(8,842)   (297)   $(38,443)(2,070)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 5,964      284    $   274       26   $ 4,252       243   $ 7,769      407
 Transfers between funds                         (282)     (31)     6,114      601     6,853       269    15,383      826
 Surrenders and terminations                    (11,026)  (544)       (10)      (1)   (9,570)     (546)   (7,818)    (418)
 Rescissions                                     (111)      (6)        -        -        (56)       (4)     (156)      (8)
 Other transactions                               115        6         -        -        112         6       195       10
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ (5,340)   (291)   $ 6,378      626    $1,591       (32)  $15,373      817
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $   343       19    $   347       34   $ 1,572        50   $   299       16
 Transfers between funds                         (7,523)  (419)     8,373      819    10,622       337       167        9
 Surrenders and terminations                   (2,696)    (150)      (259)     (26)   (3,785)     (119)   (2,112)    (115)
 Rescissions                                      (19)      (1)        -        -         (7)       -         (9)      (1)
 Other transactions                                 4       -          (1)      -          5        -         11        1
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $(9,891)    (551)   $ 8,460     827     $ 8,407     268    $(1,644)    (90)

                                                       67
--------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   Franklin           Franklin           Franklin             Franklin
                                                    Value            Zero Coupon          Zero Coupon       Zero Coupon
                                               Securities Fund       Fund - 2000          Fund - 2005       Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   326       12    $   183        9   $   215         9   $   206        8
 Transfers between funds                        2,439      332     (1,531)     (74)     (950)      (40)      225        1
 Surrenders and terminations                   (2,562)    (336)   (20,544)    (989)  (14,198)     (595)  (19,296)    (749)
 Rescissions                                       (1)      -          (4)      -        (15)       (1)       (7)      -
 Other transactions                                (2)      -         117        6        71         3       230        9
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions -
    1999:                                     $   200        8    $ (21,779)  (1,048)$  (14,877)  (624)    $(18,642) (731)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $    21        3    $    15        1   $     9        -    $    14        1
 Transfers between funds                        2,056      281     (1,155)     (55)   (1,771)      (76)   (1,912)     (80)
 Surrenders and terminations                     (967)    (128)    (3,259)    (155)   (2,874)     (124)   (3,960)    (161)
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                (1)      -          (1)      -         -         -         (5)    -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
  (unaudited):                                 $1,109      156     $ (4,400)   (209)   $ (4,636)  (200)   $(5,863)     (240)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $   715       80    $   340       16   $ 1,585        66   $ 2,411       92
 Transfers between funds                        1,785      221      2,017       98     3,627       152     3,934      152
 Surrenders and terminations                     (521)     (66)      (406)     (20)   (1,004)      (43)   (1,316)     (51)
 Rescissions                                       (1)      -          (8)      -        (89)       (4)      (84)      (3)
 Other transactions                                 6        1          3       -         89         4         5      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ 1,984      236    $ 1,946       94    $4,208       175   $ 4,950      190
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $    70       10    $     1       -    $    18         1   $   313       13
 Transfers between funds                          727      100       (502)     (24)     (623)      (27)     (929)     (40)
 Surrenders and terminations                     (135)     (18)      (205)     (10)     (324)      (14)     (292)     (12)
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                 7        1         -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $ 669        93    $(706)     (34)     $(929)     (40)    $ (908)    (39)

                           Variable Life Prospectus 68
--------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   Mutual              Mutual            Templeton           Templeton
                                                  Discovery            Shares       Global Asset Allocation  Developing Markets
                                               Securities Fund     Securities Fund           Fund           Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   889       56    $ 2,270      134   $   577        21   $ 1,065      106
 Transfers between funds                        (9,239)   (849)       261      (64)   (8,133)     (601)   (9,812)  (1,139)
 Surrenders and terminations                    (37,626) (3,134)  (73,031)  (5,759)  (13,638)     (974)  (35,896)  (3,728)
 Rescissions                                      (62)      (5)      (653)     (52)      (16)       (1)     (154)     (15)
 Other transactions                               110       10        389       31        43         3       131       13
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions -
   1999:                                      $(45,928)  (3,922)  $ (70,764)  (5,710)  $ (21,167)(1,552) $ (44,666)(4,763)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $   130        8    $   385       22   $   116         5   $   226       16
 Transfers between funds                        2,566      167     (5,020)    (384)     (598)      (42)      594       67
 Surrenders and terminations                    (6,196)   (434)   (12,465)    (972)   (2,048)     (138)   (8,773)    (734)
 Rescissions                                       (2)      -      (1,512)    (115)      (39)       (3)      (98)      (8)
 Other transactions                                14        1         39        3        10         1        35        3
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
     (unaudited):                             $(3,488)     (258)  $ (18,573)  (1,446) $ (2,559)  (177)   $(2,559)    (656)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 3,851      317    $ 9,961      780   $ 2,112       146   $ 2,375      232
 Transfers between funds                        (3,004)   (273)     6,279      461    (1,245)      (90)      164        1
 Surrenders and terminations                   (12,692) (1,040)   (27,466)  (2,158)   (2,233)     (147)   (2,692)    (269)
 Rescissions                                     (169)     (14)      (156)     (12)       (2)       -         (6)      (1)
 Other transactions                               100        8        247       19        39         3        13        1
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ (11,914) (1,002)  $ (11,135)  (910)   $ (1,329)    (88)  $  (146)     (36)
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $   310        2    $   690       54   $   368        26   $   540       45
 Transfers between funds                           45        4     (8,861)    (701)     (649)      (47)    1,616      132
 Surrenders and terminations                   (3,242)    (231)    (8,757)    (686)     (703)      (50)   (1,205)    (102)
 Rescissions                                       (4)      -        (102)      (8)       -         -         -        -
 Other transactions                                42        3        119        9         3        -          3       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                              $(2,849)    (202)   $(16,911)  1,332)   $(981)     (71)    $   954       75

                                                     69
--------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   Templeton          Templeton          Templeton          Templeton
                                                Global Income       Global Growth        International  International Smaller
                                               Securities Fund          Fund              Equity Fund     Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   372       22    $ 3,910      176   $ 2,621       122   $   115        7
 Transfers between funds                       (8,997)    (528)   (21,594)  (1,329)  (63,288)   (3,285)   (1,461)    (163)
 Surrenders and terminations                    (38,030) (2,221) (143,382)  (8,200) (269,672)  (13,737)   (3,584)    (347)
 Rescissions                                     (414)     (25)      (338)     (19)   (1,975)      (99)       (3)     -
 Other transactions                                37        2        309       18     1,097        56        35        4
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $(47,032)  (2,750)  $(161,095) (9,354)  $(331,217)      (16,943) $(4,898)    (499)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $   101        6    $   821       40   $   550        18   $    97        6
 Transfers between funds                        (1,995)   (121)    (2,801)    (178)   (2,253)      (97)    1,152       95
 Surrenders and terminations                   (5,375)    (326)   (33,183)  (1,805)  (44,545)   (2,058)   (1,141)     (96)
 Rescissions                                       -        -         (41)      (2)     (140)       (6)       -        -
 Other transactions                                38        2         33        2        76         3        (1)      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
     (unaudited):                             $(7,231)    (439)   $(35,171)  (1,943)  $(46,312)  (2,140) $   107       5
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $ 1,026       58    $12,834      706   $ 3,376       160   $   412       41
 Transfers between funds                          761       44      8,319      454      (471)      (18)     (381)     (46)
 Surrenders and terminations                   (1,634)     (96)   (17,858)  (1,013)   (8,179)     (407)   (1,017)     (97)
 Rescissions                                       (5)      -        (144)      (9)      (40)       (2)       (3)      -
 Other transactions                                 5       -         111        6        68         4         4      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $   153        6   $  3,262      144    $ (5,246)   (263)  $  (985)    (102)
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $    69        4    $   915       50   $   390        18   $   135       12
 Transfers between funds                         (508)     (31)     2,466      131     3,192       149       567       49
 Surrenders and terminations                     (445)     (27)    (4,716)    (258)   (2,308)     (107)     (371)     (32)
 Rescissions                                       -        -         (70)      (4)      (16)       (1)       -        -
 Other transactions                                 5       -          (1)      -         10        -          6        1
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
     (unaudited):                               $(879)      (54)    $(1,406)   (81)     $1,268      59     $  337      30


Variable Life Prospectus  70
--------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   Templeton       USAllianz VIP      USAllianz VIP      USAllianz VIP
                                                Pacific Growth   Diversified Assets      Fixed Income         Growth
                                                     Fund               Fund                 Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                            $   738       69    $    -        -    $    -         -    $    -        -
 Transfers between funds                       (6,774)    (499)        88        9       126        13       224       22
 Surrenders and terminations                    (29,719) (3,171)       -        -         -         -         (8)      (1)
 Rescissions                                      (36)      (4)        -        -         -         -         -        -
 Other transactions                                11        2         -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $(35,780)  (3,603)  $    88        9    $  126        13   $   216       21
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $   150       11    $     6        1   $    -         -    $     1     -
 Transfers between funds                        (1,795)   (151)       530       52       216        25       389       36
 Surrenders and terminations                    (5,478)   (538)        (1)      -        (41)       (4)       (7)      (1)
 Rescissions                                       (5)      -          -        -         -         -         -         -
 Other transactions                                15        1         -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                 $(7,113)    (677)  $  535       53      $175        21     $  383       35
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                            $   635       65    $    -        -    $    -         -    $    -        -
 Transfers between funds                        3,409      397         14        1         5         1       101       10
 Surrenders and terminations                     (795)     (78)        -        -         -         -         -        -
 Rescissions                                       (3)      -          -        -         -         -         -        -
 Other transactions                                21        2         -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ 3,267      386    $    14        1    $    5         1   $   101       10
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $   223       22    $    24        2   $    -         -    $    20        2
 Transfers between funds                          (18)      11        724       72       124        13       242       23
 Surrenders and terminations                     (328)     (32)        (1)      -         (1)       -         (1)      -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                 1       -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
  (unaudited):                                  $(122)        1     $ 747       74      $ 123       13     $  261      25

                                                     71
--------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                                                                              Total
                                                                                                               All
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III Contract transactions - 1999:
 Purchase payments                                                                                       $ 50,672     1,967
 Transfers between funds                                                                                      456     5,213
 Surrenders and terminations                                                                               (2,528,241) (130,922)
 Rescissions                                                                                               (8,255)     (436)
 Other transactions                                                                                        12,154       739
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:                                                                  $(2,473,214) (123,439)
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                                                                                       $ 11,259       437

 Transfers between funds                                                                                    2,168     2,405
 Surrenders and terminations                                                                              (461,975) (22,639)
 Rescissions                                                                                                (3,564)    (233)
 Other transactions                                                                                         2,869       172
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000 (unaudited):                                                      $(449,243) (19,858)
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV Contract transactions - 1999:
 Purchase payments                                                                                       $118,568     6,433
 Transfers between funds                                                                                  187,684    11,368
 Surrenders and terminations                                                                              (204,137) (12,003)
 Rescissions                                                                                               (2,359)     (128)
 Other transactions                                                                                         2,305       139
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:                                                                  $102,061     5,809
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                                                                                       $ 12,775       746

 Transfers between funds                                                                                   22,850     1,983
 Surrenders and terminations                                                                              (58,372)   (3,337)
 Rescissions                                                                                                 (331)      (19)
 Other transactions                                                                                           702        46
------------------------------------------------------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000 (unaudited):                                                      $(22,376)     (581)


Variable Life Prospectus  72
--------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the three-month period ended
March 31, 2000 (unaudited) and the year ended December 31, 1999 were as follows:

                                                Franklin Global     Franklin Global       Franklin           Franklin
                                                Communications       Health Care          Growth and           High
                                                Securities Fund    Securities Fund        Income Fund     Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Charter Traditional Contract transactions - 1999:
 Purchase payments                            $   179        6    $    36        4   $ 1,195        44  $    219       10
 Transfers between funds                          (19)      (1)        (6)      (1)      (13)       -        260       12
 Surrenders and terminations                       (1)      -          -        -       (634)      (23)      (49)      (2)
 Rescissions                                       -        -          -        -         -         -         -      -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $   159        5    $    30        3   $   548        21   $   430       20
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $    -        -    $    26         1   $   125        6
 Transfers between funds                           29        1         23        2       (11)       -       (261)     (12)
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  29         1     $  23        2      $ 15         1     $   (136)   (6)
------------------------------------------------------------------------------------------------------------------------------------


     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $   237        7    $    43        5   $   238         9  $      7    -
 Transfers between funds                           (8)      -           2       -          7        -         14        1
 Surrenders and terminations                       (1)      -          -        -         (4)       -         (3)     -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $   228        7    $    45        5    $  241         9   $    18        1
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $    38        1   $     34        3  $    172         7   $    41        2
 Transfers between funds                          (13)      -           1       -         (4)       -         -     -
 Surrenders and terminations                       (1)      -          (1)      -         (1)       -         (2)    -
 Rescissions                                       -        -          (4)      -         -         -         -      -
 Other transactions                                -        -          -        -         -         -         -      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                 $  24         1     $  30        3      $ 167        7     $   39   2

                                                     73
-------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                  Franklin         Franklin Large        Franklin           Franklin
                                                   Income            Cap Growth          Money Market   Natural Resources
                                               Securities Fund     Securities Fund           Fund       Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
      Charter Traditional Contract transactions - 1999:
 Purchase payments                            $ 1,223       48   $  1,393       82   $ 8,404       562   $    57        5
 Transfers between funds                           12        1         42        2       173         7        14      -
 Surrenders and terminations                       (2)      -        (920)     (48)     (103)       (7)       -        -
 Rescissions                                       -        -        (274)     (17)       -         -         -       -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $ 1,233       49   $    241       19    $ 8,474      562   $    71        5
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $    16        1    $    54        3   $   114         7   $    -      -
 Transfers between funds                          (18)      (1)        20        1    (8,000)     (522)       -      -
 Surrenders and terminations                       (2)      -          (2)      -         -         -         -      -
 Rescissions                                       -        -          -        -         -         -         -      -
 Other transactions                                -        -          -        -         -         -         -      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $  (4)        -     $  72        4      $ (7,886)  (515)   $   -        -
------------------------------------------------------------------------------------------------------------------------------------


     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    79        3    $   125        7   $    57         4   $     4     -
 Transfers between funds                           17        1         -        -        (41)       (3)        2       -
 Surrenders and terminations                       (1)      -          (4)      -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $    95        4    $   121        7    $   16         1   $     6     -
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $   129        5    $   297       14   $    -         -    $    -      -
 Transfers between funds                           (3)      -          14        1        48         3         1    -
 Surrenders and terminations                       -        -          (2)      -        (62)       (4)       -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $ 126         5     $ 309       15      $ (14)      (1)    $   1      -

                           Variable Life Prospectus 74
--------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                     Franklin       Franklin              Franklin           Franklin
                                                 Real Estate      Rising Dividends         Small Cap     U.S. Government
                                                     Fund          Securities Fund           Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Charter Traditional Contract transactions - 1999:
 Purchase payments                            $   281       13    $   355       18   $   190        11   $ 1,598       83
 Transfers between funds                          136        7          2       -        456        21       343       18
 Surrenders and terminations                       -        -          -        -         -         -       (270)     (14)
 Rescissions                                       -        -          -        -         -         -         -       -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $   417       20   $    357       18    $  646        32  $  1,671       87
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $    17        1    $     8       -    $    49         2   $    -      -
 Transfers between funds                          (63)      (3)         2       -      2,483        88       (74)      (4)
 Surrenders and terminations                       -        -         (67)      (3)     (346)       (9)       -       -
 Rescissions                                       -        -          -        -         -         -         -       -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
     (unaudited):                             $ (46)       (2)    $ (57)      (3)    $ 2,186      81     $   (74)     (4)
------------------------------------------------------------------------------------------------------------------------------------


     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    13        1    $   214       11   $    48         3   $   213       11
 Transfers between funds                            2       -          (1)      -          4        -         14        1
 Surrenders and terminations                       -        -          (1)      -         -         -         (7)      -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $    15        1    $   212       11    $   52         3   $   220       12
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $    40        2    $    -        -   $    138         4   $    67        4
 Transfers between funds                            1       -         (10)      (1)       (3)       -        (12)      (1)
 Surrenders and terminations                       (5)      -          -        -         -         -         (5)      -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                 $  36         2     $ (10)      (1)     $ 135        4     $   50      3

                                                     75
--------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                   Franklin            Mutual               Mutual        Templeton
                                                    Value             Discovery             Shares  Global Asset Allocation
                                                Securities Fund    Securities Fund      Securities Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Charter Traditional Contract transactions - 1999:
 Purchase payments                            $   374       48    $   262       22   $   895        70   $    34        2
 Transfers between funds                           (1)      -          (2)      -        (34)       (3)       -        -
 Surrenders and terminations                     (258)     (34)       (24)      (2)      (26)       (2)       -        -
 Rescissions                                       -        -          -        -         -         -         -       -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $   115       14    $   236       20    $  835        65   $    34        2
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $    -        -    $    49         4   $    -      -
 Transfers between funds                           10        1          5       -         11         1        (3)      -
 Surrenders and terminations                       -        -         (88)      (6)       (2)       -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $  10         1     $ (83)      (6)     $ 58         5     $   (3)     -
------------------------------------------------------------------------------------------------------------------------------------


     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    22        3    $   123       10   $    94         7   $    15        1
 Transfers between funds                           -        -           4       -          6         1        (1)    -
 Surrenders and terminations                       -        -          (4)      -         (5)       -         -       -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $    22        3    $   123       10    $   95         8   $    14        1
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -    $     54        4   $   250        20   $    21        1
 Transfers between funds                           -        -           2       -        (16)       (1)      (15)      (1)
 Surrenders and terminations                       -        -          (6)      -         (4)       -         -        -
 Rescissions                                       -        -          (6)      -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
       (unaudited):                             $ -         -     $  44        4      $ 230       19     $   6         -

                           Variable Life Prospectus 76
--------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                    Templeton        Templeton          Templeton         Templeton
                                              Developing Markets    Global Income        Global Growth   International
                                                 Equity Fund       Securities Fund           Fund         Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Charter Traditional Contract transactions - 1999:
 Purchase payments                            $   211       21    $   437       25  $  1,732        97   $ 2,640      130
 Transfers between funds                         (225)      -           1       -       (132)        3      (882)      (6)
 Surrenders and terminations                       -        -          -        -       (863)      (46)       -        -
 Rescissions                                       -        -          -        -        (59)       (3)       -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $   (14)      21    $   438       25    $  678        51  $  1,758      124
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                            $    56        5    $    -        -    $    50         3   $    70        3
 Transfers between funds                        1,126      112          1       -      1,861       102     1,752       90
 Surrenders and terminations                       -        -          -        -       (112)       (6)      (66)      (3)
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
  (unaudited):                                  $1,182       117    $   1        -      $ 1,799     99     $   1,756   90
------------------------------------------------------------------------------------------------------------------------------------


     Charter Enhanced Contract transactions - 1999:
 Purchase payments                            $    75        7    $    21        1   $   288        16   $   268       13
 Transfers between funds                            2       -         (15)      (1)        4        -         12        1
 Surrenders and terminations                       -        -          -        -        (10)       (1)       -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:       $    77        7    $     6       -     $  282        15   $   280       14
------------------------------------------------------------------------------------------------------------------------------------



Contract transactions - 2000 (unaudited):
 Purchase payments                            $    54        5    $    -        -    $    70         4   $   127        6
 Transfers between funds                            1       -          -        -          6        -         12        1
 Surrenders and terminations                       (1)      -          -        -         (7)       -         (1)      -
 Rescissions                                       (6)      (1)        -        -         (6)       -         (6)      -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
     (unaudited):                                $  48         4     $   -        -      $ 63         4     $   132     7

                                                     77
-------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)


                                                                      Templeton           Templeton           Total
                                                               International Smaller    Pacific Growth          All
                                                                   Companies Fund            Fund             Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Charter Traditional Contract transactions - 1999:
 Purchase payments                                              $       3       -     $   58         6   $ 21,776   1,307
 Transfers between funds                                             (133)      -        (32)       -        (40)      60
 Surrenders and terminations                                           -        -         -         -     (3,150)    (178)
 Rescissions                                                           -        -         -         -       (333)     (20)
 Other transactions                                                    -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:                         $    (130)      -     $   26         6   $ 18,253   1,169

------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                                              $    -          -     $    5        -    $   639       36

 Transfers between funds                                            1,175      106       (31)       (2)       37      (40)
 Surrenders and terminations                                           -        -         -         -       (685)     (27)
 Rescissions                                                           -        -         -         -         -        -
 Other transactions                                                    -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000 (unaudited):             $   1,175      106    $  (26)       (2)  $    (9)     (31)
------------------------------------------------------------------------------------------------------------------------------------


     Charter Enhanced Contract transactions - 1999:
 Purchase payments                                              $      49        4    $   46         4   $ 2,279      127
 Transfers between funds                                               -        -         -         -         24        1
 Surrenders and terminations                                           -        -         -         -        (40)      (1)
 Rescissions                                                           -        -         -         -         -        -
 Other transactions                                                    -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 1999:                         $      49        4    $   46         4   $ 2,263      127
------------------------------------------------------------------------------------------------------------------------------------


Contract transactions - 2000 (unaudited):
 Purchase payments                                              $      98        8    $   65         6   $ 1,695       96
 Transfers between funds                                                1       -          2        -         13        1
 Surrenders and terminations                                           (1)      -         (1)       -       (100)      (4)
 Rescissions                                                           (6)      (1)       (6)       (1)      (40)      (3)
 Other transactions                                                    -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000 (unaudited):             $      92        7    $   60         5   $ 1,568       90
------------------------------------------------------------------------------------------------------------------------------------

                           Variable Life Prospectus 78


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)

Transactions in dollars and units for each fund for the three-month period ended
March 31, 2000 (unaudited) and the year ended December 31, 1999 were as follows:


                                                AIM V.I. Capital      AIM V.I.    AIM V.I. International   AIM V.I.
                                               Appreciation Fund     Growth Fund          Equity Fund      Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    65        6    $   473       38   $    64         6   $    76        7
 Transfers between funds                           (1)      -          -        -          1        -         31        3
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                              $  64         6    $  473       38      $ 65         6    $   107         10
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $     6        1    $    12        1   $     3        -    $    11        1
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $   6         1     $  12        1      $  3         -     $   11        1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $    -        -    $    -         -    $    22        2
 Transfers between funds                           48        4         -        -         24         2        -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $  48         4     $   -        -      $ 24         2     $   22        2
------------------------------------------------------------------------------------------------------------------------------------


                                                     79
--------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)



                                          Alger American         Alger American  Alger American MidCap   Alger American Small
                                         Growth Portfolio  Leveraged AllCap PortfolioGrowth Portfolio  Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    53        5    $    62        4   $    72         6   $     7        1
 Transfers between funds                           -        -         189       13        -         -          1       -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $  53         5    $  251       17      $ 72         6     $   8        1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    13        1    $    19        1   $    12         1   $    13        1
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $  13         1     $  19        1      $ 12         1     $   13       1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $     1       -     $    10        1   $    -         -    $    -       -
 Transfers between funds                           48        4         -        -         -         -         24        2
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
       (unaudited):                             $  49         4     $  10        1      $  -         -    $   24       2
------------------------------------------------------------------------------------------------------------------------------------


                           Variable Life Prospectus 80
--------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                                                                           Franklin
                                                   Davis VA           Davis VA             Davis VA        Growth and
                                              Financial Portfolio  Real Estate Portfolio  Value Portfolio Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    94        9    $     2       -    $    52         5   $    -        -
 Transfers between funds                           (3)      -           2      -           2        -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                 $  91         9     $   4        -      $ 54         5     $   -        -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $     3       -     $    -        -    $    -         -    $    -        -
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
     (unaudited):                              $   3         -     $   -        -      $  -         -     $   -         -
------------------------------------------------------------------------------------------------------------------------------------

     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $    -        -    $     1        -   $     19        1
 Transfers between funds                           -        -          -        -         -         -         72        3
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $  -          -     $   -        -      $  1         -     $  91        4
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                   Franklin           Franklin           Franklin           J.P. Morgan
                                               Rising Dividends       Small Cap         U.S. Government  International Opportunities
                                               Securities Fund          Fund                 Fund           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $     1       -     $    88        3   $    -         -    $    17        2
 Transfers between funds                           -        -          63        2        -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $   1         -     $ 151        5      $  -         -     $   17       2
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    -        -     $    14       -    $    -         -    $    -      -
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                               $   -         -     $   14       -      $  -         -     $   -        -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $    10       -    $    10         1   $     -       -
 Transfers between funds                           -        -          -        -         24         1        -         -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  -          -     $   10       -      $ 34          2    $   -        -
------------------------------------------------------------------------------------------------------------------------------------

                           Variable Life Prospectus 82

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                 J.P. Morgan           Mutual               Mutual          Oppenheimer
                                               U.S. Disciplined       Discovery             Shares      Global Securities
                                               Equity Portfolio    Securities Fund      Securities Fund     Fund/VA
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    19        2    $    39        3   $    -         -    $    47        5
 Transfers between funds                           (1)      -          -        -         -         -        127       11
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $  18         2    $   39        3      $  -         -     $  174       16
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    -        -     $     1       -    $    -         -    $    12        1
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
      (unaudited):                             $   -         -     $    1       -      $  -         -     $  12         1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                             $  -          -     $    18        1   $     8         1   $     1       -
 Transfers between funds                           -        -          -        -         -         -         -         -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $  -          -     $   18        1    $    8         1    $   1        -
------------------------------------------------------------------------------------------------------------------------------------

                                                     83

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                 Oppenheimer         Oppenheimer           PIMCO VIT         PIMCO VIT
                                                 High Income    Main Street Growth &   High Yield Bond   StockPLUS Growth &
                                                   Fund/VA        Income Portfolio         Portfolio    Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $   176       20    $   315       32   $    14         1   $     8        1
 Transfers between funds                           -        -         188       19        -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                 $ 176        20     $ 503       51      $ 14         1     $   8        1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    -        -     $    -        -    $    -         -    $     3    -
 Transfers between funds                           -        -          -        -         -         -         -     -
 Surrenders and terminations                       -        -          -        -         -         -         -      -
 Rescissions                                       -        -          -        -         -         -         -      -
 Other transactions                                -        -          -        -         -         -         -      -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $   -         -     $   -        -      $  -         -     $  3       -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $     1       -    $    -         -    $    -        -
 Transfers between funds                           -        -          -        -         -         -         -         -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                 $  -          -     $    1        -     $   -         -    $   -       -
------------------------------------------------------------------------------------------------------------------------------------

                           Variable Life Prospectus 84

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                  PIMCO VIT           Seligman             Seligman          Templeton
                                                 Total Return     Global Technology     Small Cap Value  Developing Markets

                                                Bond Portfolio          Fund                 Fund           Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    19        2    $   614       50   $    22         2   $     6        1
 Transfers between funds                           -        -          31        3        (6)       (1)       -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  19         2     $ 645       53      $ 16         1     $   6       1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    -        -     $    19        2   $    -         -    $    -     -
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $   -         -     $  19         2     $  -         -     $  -        -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $     1       -    $    -         -    $    -        -
 Transfers between funds                           -        -          -        -         -         -         -         -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  -          -     $    1        -     $   -         -    $   -        -
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                   Templeton        Templeton        USAllianz VIP        USAllianz VIP
                                                Global Growth      Pacific Growth     Diversified Assets   Fixed Income
                                                     Fund               Fund                 Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    16        1    $     7        1   $     6         1   $     1      -
 Transfers between funds                           -        -          -        -         (2)       -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $  16         1     $   7        1      $  4         1     $   1        -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    -        -     $    -        -    $    -         -    $    -     -
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                               $   -         -     $   -        -      $  -         -     $  -        -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $     -       -    $    -         -    $    -        -
 Transfers between funds                           -        -          -        -         -         -         -         -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  -          -     $    -        -     $   -         -    $   -       -
------------------------------------------------------------------------------------------------------------------------------------

                           Variable Life Prospectus 86

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                  USAllianz VIP      USAllianz VIP      USAllianz VIP     Van Kampen LIT
                                             Global Opportunities      Growth            Money Market      Enterprise
                                                     Fund               Fund                 Fund          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                               Dollars    Units    Dollars    Units   Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                            $    18        2   $     13        1   $   623        62   $    -        -
 Transfers between funds                            2       -          (3)      -       (623)      (62)        6       -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  20         2     $  10        1      $  -         -     $   6       -
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                            $    -        -     $    -        -    $    -         -    $    11        1
 Transfers between funds                           -        -          -        -         -         -         -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
   (unaudited):                                $   -         -     $   -        -      $  -         -     $  11        1
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                            $  -          -     $    -        -    $   326        33   $    -        -
 Transfers between funds                           -        -          -        -       (237)      (24)       -        -
 Surrenders and terminations                       -        -          -        -         -         -         -        -
 Rescissions                                       -        -          -        -         -         -         -        -
 Other transactions                                -        -          -        -         -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000
    (unaudited):                                $  -          -     $    -        -     $  89         9    $   -       -
------------------------------------------------------------------------------------------------------------------------------------

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



7. Contract transactions: - Alterity Traditional, Enhanced and Optional Accumulation Dollar and Unit Activity (In thousands)
(CONTINUED)


                                                                                       Van Kampen LIT        Total
                                                                                        Growth & Income        All
                                                                                          Portfolio          Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Dollars    Units    Dollars    Units
------------------------------------------------------------------------------------------------------------------------------------
     Alterity Traditional Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $   -           -     $3,089      279
 Transfers between funds                                                                  -         -          4      (12)
 Surrenders and terminations                                                              -         -         -        -
 Rescissions                                                                              -         -         -        -
 Other transactions                                                                       -         -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000 (unaudited):                                 $   -           -     $3,093      267
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Enhanced Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $     -               $  152       11
 Transfers between funds                                                                  -         -         -
 Surrenders and terminations                                                              -         -         -
 Rescissions                                                                              -         -        -         -
 Other transactions                                                                       -         -         -       -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000 (unaudited):                                 $     -         -     $  152       11
------------------------------------------------------------------------------------------------------------------------------------


     Alterity Optional Contract transactions - 2000 (unaudited):
 Purchase payments                                                                  $      1        -     $  429       40
 Transfers between funds                                                                  -          -         3       (8)
 Surrenders and terminations                                                              -         -         -        -
 Rescissions                                                                              -          -        -        -
 Other transactions                                                                                 -         -        -
------------------------------------------------------------------------------------------------------------------------------------


Total Net Contract Transactions - 2000 (unaudited):                                 $      1        -     $  432       32
------------------------------------------------------------------------------------------------------------------------------------

                           Variable Life Prospectus 88

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



8. Unit Values - Valuemark II, III, and IV

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the three-month period ended March 31, 2000 (unaudited) and each of the four years i the period ended December 31, 1999 follows.

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                              Ratio of
                        Accumulation                         Expenses     Accumulation                            Expenses
                      Units OutstandingAccumulationNet Assetsto Average UnitsOutstandingAccumulationNet Assetsto    Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands) Unit Value(in thousands)  Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund
March 31, 2000 (unaudited) 1,913    $ 12.477$     23,863         2.13%      1,453     $ 12.473 $  18,126           2.22%
December 31,
 19991                      526       11.084       5,866         2.13+        363       11.083     4,026           2.22+

Alger American Growth Fund
March 31, 2000 (unaudited)1,554       12.009      18,666         2.19        1,074      12.004    12,893           2.28
December 31,
 19991                      540       10.922       5,894         2.19+        415       10.921     4,535           2.28+

Alger American Leveraged AllCap Fund
March 31, 2000 (unaudited) 1,350      13.872      18,724         2.33         865       13.867    11,997           2.42
December 31,
 19991                      340       12.160       4,137         2.33+        277       12.159     3,364           2.42+

Franklin Global Communications Securities Fund
March 31, 2000 (unaudited)20,712      42.744     885,307        1.91        1,586       42.355    67,188           2.00
December 31,
 1999                    21,687       38.917     844,307         1.91       1,418       38.572    54,724           2.00
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248           1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959           1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -          -

Franklin Global Health Care Securities Fund
March 31, 2000 (unaudited) 1,020      11.816     12,051          2.22         656       11.796     7,740           2.31
December 31,
 1999                       634        9.615       6,088         2.22         469        9.601     4,512           2.31
 19982                      586       10.610       6,215         2.24+        224       11.000     2,381           2.33+

Franklin Growth and Income Fund
March 31, 2000 (unaudited)24,324      26.027    633,088          1.89       5,117      25.766    131,853           1.98
December 31,
 1999                    27,634       26.147     722,583         1.89       5,570       25.891   144,218           1.98
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775           1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877           1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -          -

Franklin High Income Fund
March 31, 2000 (unaudited)8,064       20.447     164,883         1.94        3,629      20.242    73,466           2.03
December 31,
 1999                     9,493       20.900     198,407         1.94       4,118       20.695    85,209           2.03
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



8. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Income Securities Fund
March 31, 2000 (unaudited21,963    $ 24.370$     535,248         1.90%      3,952     $ 24.126 $  95,351           1.99%
December 31,
 1999                    24,929       24.323     606,369         1.90       4,380       24.084   105,486           1.99
 1998                    39,420       25.122     990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811       25.065   1,248,520         1.90       2,094       24.864    52,069           1.99
 1996                    57,504       21.708   1,251,844         1.90           -            -         -          -

Franklin Large Cap Growth Securities Fund
March 31, 2000 (unaudited)11,086      22.260     246,773         2.17       7,786       22.182   172,715           2.26
December 31,
 1999                    10,867       20.218     219,679         2.17       7,521       20.152   151,537           2.26
 1998                     8,454       15.574     131,652         2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473         2.17       1,967       13.110    25,654           2.26
 19963                    3,722       11.254      42,110         2.17+          -            -         -          -

Franklin Money Market Fund
March 31, 2000 (unaudited)15,037      15.006     225,644         1.93       4,228       14.858    62,822           2.02
December 31,
 1999                    17,388       14.860     258,373         1.93       5,236       14.717    77,050           2.02
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -          -

Franklin Natural Resources Securities Fund
March 31, 2000 (unaudited)2,748      12.600       34,626         2.06         605       12.474     7,544           2.15
December 31,
 1999                     2,940       11.092      32,615         2.06         616       10.983     6,761           2.15
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -          -

Franklin Real Estate Fund
March 31, 2000 (unaudited)4,663       21.911     102,177         1.98       1,369       21.692    29,707           2.07
December 31,
 1999                     5,401       21.386     115,525         1.98       1,490       21.176    31,567           2.07
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -          -

Franklin Rising Dividends Securities Fund
March 31, 2000 (unaudited)14,773      19.374     286,209         2.15       3,587       19.232    68,994            2.24
December 31,
 1999                    17,252       18.846     325,172         2.15       4,137       18.712    77,429           2.24
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -          -

                           Variable Life Prospectus 90

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



8. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin S&P 500 Index Fund
March 31, 2000 (unaudited) 1,778    $ 10.753$     19,114         1.95%      1,454    $ 10.749   $  15,627          2.04 %
December 31,
 19991                      727       10.467       7,613         1.95+        626       10.465     6,555           2.04+

Franklin Small Cap Fund
March 31, 2000 (unaudited)10,355      31.682     328,080         2.17        5,730    31.556     180,815           2.26
December 31,
 1999                    10,654       28.353     302,040         2.17       5,460       28.247   154,275           2.26
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -          -

Franklin U.S. Government Fund
March 31, 2000 (unaudited)18,866      18.886     356,306         1.91       3,769       18.699   70,482            2.00
December 31,
 1999                    20,938       18.574     388,862         1.91       3,857       18.394    70,974           2.00
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -          -

Franklin Value Securities Fund
March 31, 2000 (unaudited)  881       7.963       7,015          2.21         695        7.949    5,522            2.30
December 31,
 1999                       727        7.736       5,614         2.21         603        7.724     4,657           2.30
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

Franklin Zero Coupon Fund - 2000
March 31, 2000 (unaudited)2,337       21.216      49,580         2.05         246       21.005     5,173           2.14
December 31,
 1999                     2,547       21.023      53,526         2.05         282       20.819     5,831           2.14
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2005
March 31, 2000 (unaudited)1,812      23.587      42,731          2.05         514       23.356    12,011           2.14
December 31,
 1999                     2,011       23.205      46,679         2.05         555       22.983    12,750           2.14
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -          -


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



8. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Zero Coupon Fund - 2010
March 31, 2000 (unaudited)1,612    $ 25.356$      40,867         2.05%        628     $ 25.104 $  15,758           2.14%
December 31,
 1999                     1,851       24.164      44,759         2.05         668       23.929    15,961           2.14
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -          -

Mutual Discovery Securities Fund
March 31, 2000 (unaudited)5,537       14.649      81,109         2.41       7,617       14.604   111,239           2.50
December 31,
 1999                     5,796       13.701      79,396         2.41       7,820       13.662   106,824           2.50
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49
 1997                     9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19965                    1,471       10.180      15,074         2.77+          -            -         -          -

Mutual Shares Securities Fund
March 31, 2000 (unaudited)10,978      13.540     148,636         2.19      17,593       13.498   237,480           2.28
December 31,
 1999                    12,423       13.237     164,442         2.19      18,924       13.199   249,799           2.28
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19965                    2,613       10.330      27,141         2.40+          -            -         -           -

Templeton Global Asset Allocation Fund
March 31, 2000 (unaudited)2,326       14.078      32,750         2.22       1,333      14.016     18,676          2.31
December 31,
 1999                     2,504       14.408      36,071         2.22       1,403       14.347    20,133           2.31
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -

Templeton Developing Markets Equity Fund
March 31, 2000 (unaudited)10,571      11.439     120,925         2.79       3,465      11.377      39,416         2.88
December 31,
 1999                    11,226       12.188     136,842         2.79       3,389       12.125    41,093           2.88
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -          -

Templeton Global Income Securities Fund
March 31, 2000 (unaudited)3,787       16.607     62,882          2.05         604       16.440    9,936            2.14
December 31,
 1999                     4,226       16.635      70,284         2.05         657       16.472    10,843           2.14
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -

                           Variable Life Prospectus 92


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



8. Unit Values - Valuemark II, III, and IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Growth Fund
March 31, 2000 (unaudited)22,928    $ 18.690$   428,531         2.28%       8,928     $ 18.589  $ 165,968          2.37%
December 31,
 1999                    24,872       19.466     484,117         2.28       9,008       19.364   174,453           2.37
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -

Templeton International Equity Fund
March 31, 2000 (unaudited)25,172      22.162   557,857           2.30       4,224       22.000    92,927           2.39
December 31,
 1999                    27,313       23.022     628,777         2.30       4,164       22.858    95,194           2.39
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -          -

Templeton International Smaller Companies Fund
March 31, 2000 (unaudited)1,038      11.988       12,447         2.51         894       11.946     10,678          2.60
December 31,
 1999                     1,034       11.441      11,825         2.51         865       11.403     9,864           2.60
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19963                    1,388       11.145      15,527         2.18+          -            -         -          -

Templeton Pacific Growth Fund
March 31, 2000 (unaudited)6,391      10.215       65,285         2.48       1,042       10.141    10,569           2.57
December 31,
 1999                     7,066       10.915      77,144         2.48       1,041       10.838    11,295           2.57
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -          -

USAllianz VIP Diversified Assets Fund
March 31, 2000 (unaudited)   62       10.395       640           2.40           75     10.391        783           2.49
December 31,
 19991                        9       10.170         88         2.40+          1       10.168        15            2.49+

USAllianz VIP Fixed Income Fund
March 31, 2000 (unaudited)   33       9.927         332           2.15          13      9.923         131          2.24
December 31,
 19991                       13        9.751         124         2.15+          1        9.749         5           2.24+

USAllianz VIP Growth Fund
March 31, 2000 (unaudited)   57       11.385         645         2.30         34        11.381       388           2.39
December 31,
 19991                       21       10.733         226         2.30+         10       10.731       105           2.39+

* For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from  November  12, 1999 (fund  commencement)  to December  31, 1999. 2
Period from May 1, 1998 (fund  commencement) to December 31, 1998. 3 Period from
May 1, 1996 (fund  commencement) to December 31, 1996. 5 Period from November 8,
1996 (fund commencement) to December 31, 1996.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



9. Unit Values - Valuemark Charter

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999 follows.

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund
March 31, 2000 (unaudited)    6     $ 43.789     $   260         1.92%          8     $42.834        $326          2.12%
December 31,                  5       39.861         213         1.92           7       39.011       275           2.12

Franklin Global Health Care Securities Fund
March 31, 2000 (unaudited)    5      11.824          63          2.22           8       11.779        91           2.42
December 31, 1999             3        9.626          33         2.22           5        9.594        50           2.42

Franklin Growth and Income Fund
March 31, 2000 (unaudited)   21      26.670         556          1.89           16      26.088       423           2.09
December 31, 1999            21       26.792         545         1.90           9        26.22       238           2.10

Franklin High Income Fund
March 31, 2000 (unaudited)   13      20.953          282         1.94           3       20.496        55           2.14
December 31, 1999            20       21.405         429         1.94           1       20.949        18           2.14

Franklin Income Securities Fund
March 31, 2000 (unaudited)   48       24.953       1,205         1.90           9       24.409        219          2.10
December 31, 1999            49       24.923       1,206         1.90           4       24.391        92           2.10

Franklin Large Cap Growth Securities Fund
March 31, 2000 (unaudited)   23       22.393         509         2.17           22      22.218       487           2.37
December 31, 1999            19       20.337         392         2.17           7       20.188       144           2.37

Franklin Money Market Fund
March 31, 2000 (unaudited)   47       15.374         725         1.94            -      15.039         3           2.14
December 31, 1999           562       15.225       8,557         1.94           1       14.901        16           2.14

Franklin Natural Resources Securities Fund
March 31, 2000 (unaudited)    5       12.921          70         2.07            1      12.640         9           2.27
December 31, 1999             5       11.374          62         2.07           -       11.131         6           2.27

Franklin Real Estate Fund
March 31, 2000 (unaudited)   18       22.444         394         1.98           2       21.955        52           2.18
December 31, 1999            20       21.919         429         1.98           1       21.452        14           2.18

Franklin Rising Dividends Securities Fund
March 31, 2000 (unaudited)   15       19.707        292          2.15          10       19.390       200           2.35
December 31, 1999            18       19.156         340         2.16          11       18.857       206           2.36

Franklin Small Cap Fund
March 31, 2000 (unaudited)  112      31.939       3,584          2.22           7       31.657        222          2.42
December 31, 1999            32       28.565         904         2.17           3       28.328        79           2.37

Franklin U.S. Government Fund
March 31, 2000 (unaudited)   83       19.350      1,598          1.92           14      18.928       272           2.12
December 31, 1999            87       19.049       1,647         1.92          12       18.643       217           2.12

                           Variable Life Prospectus 94


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



9. Unit Values - Valuemark Charter (CONTINUED)

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Value Securities Fund
March 31, 2000 (unaudited)   15     $  7.971     $   123         2.21%          3     $  7.972     $  21           2.41%
December 31, 1999            14        7.749         108         2.21           3        7.753        21           2.41

Mutual Discovery Securities Fund
March 31, 2000 (unaudited)   14       14.734         209         2.41           13      14.634       191           2.61
December 31, 1999            20       13.779         275         2.42           10      13.692       136           2.62

Mutual Shares Securities Fund
March 31, 2000 (unaudited)   70       13.656         957         2.19           26      13.563       355           2.39
December 31, 1999            65       13.362         875         2.19           8       13.278       100           2.39

Templeton Global Asset Allocation Fund
March 31, 2000 (unaudited)    2       17.298          33         2.22           1       17.128        21           2.42
December 31, 1999             2       17.693          36         2.22           1       17.527        16           2.42

Templeton Developing Markets Equity Fund
March 31, 2000 (unaudited)  137       11.579       1,583         2.96           11      11.439       130           3.16
December 31, 1999            21       12.331         253         2.82           7       12.189        89           3.02

Templeton Global Income Securities Fund
March 31, 2000 (unaudited)   26       17.000         435         2.06            -      16.629         6           2.26
December 31, 1999            25       17.033         435         2.06           -       16.670         6           2.26

Templeton Global Growth Fund
March 31, 2000 (unaudited)  150       18.930       2,848         2.28           19      18.702       362           2.48
December 31, 1999            51       19.717       1,012         2.29          15       19.490       313           2.49

Templeton International Equity Fund
March 31, 2000 (unaudited)  214       22.494      4,805          2.32          19       22.132       429           2.52
December 31, 1999           124       23.368       2,895         2.32          14       23.004       303           2.52

Templeton International Smaller Companies Fund
March 31, 2000 (unaudited)  107      12.107       1,293         2.53           12      12.012        148          2.73
December 31, 1999             -      11.547           4         2.53           4       11.462        51           2.73

Templeton Pacific Growth Fund
March 31, 2000 (unaudited)    4       10.426         43          2.48           10      10.259       105           2.68
December 31, 1999             6       11.121          63         2.51           4       10.948        48           2.71

* For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999, including the effect of the expenses of the underlying funds.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



10. Unit Values - USAllianz Alterity

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from February 1, 2000 (product inception) to March 31, 2000 (unaudited) follows.

                               USAllianz Alterity Traditional                      USAllianz Alterity Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Ratio of                                           Ratio of
                             Accumulation                                Expenses    Accumulation                           Expenses
                           Units OutstandingAccumulation Net Assetsto     Average Units OutstandingAccumulation Net Assets toAverage
                            (in thousands) Unit Value   (in thousands    Net Assets (in thousands) Unit Value(in thousandsNetAssets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
March 31, 20001 (unaudited)                6    $ 11.560     $  64         2.13+%            1  $ 11.551        $  6       2.63+%

AIM V.I. Growth Fund
March 31, 2000 (unaudited)                38      12.477       468           2.13            1    12.453          12       2.63

AIM V.I. International Equity Fund
March 31, 20001 (unaudited)                6      10.636        62          2.37+            -    10.627           3       2.87+

AIM V.I. Value Fund
March 31, 20001 (unaudited)               10      11.140       110          2.16+            1    11.131          11       2.66+

Alger American Growth Portfolio
March 31, 2000 (unaudited)                 5      12.009        55           2.19            1    11.985          13       2.69

Alger American Leveraged AllCap Portfolio
March 31, 2000 (unaudited)                17      13.872       241           2.33            1    13.845          19       2.83

Alger American MidCap Growth Portfolio
March 31, 20001 (unaudited)                6      11.995        72          2.25+            1    11.985          12       2.75+

Alger American Small Capitalization
March 31, 20001 (unaudited)                1      11.000         7          2.30+            1    10.991          11       2.80+

Davis VA Financial Portfolio
March 31, 20001 (unaudited)                9      10.643        97          2.40+            -    10.634           3       2.90+

Davis VA Real Estate Portfolio
March 31, 20001 (unaudited)                -      10.425         2          2.40+            -    10.417           -       2.90+

Davis VA Value Portfolio
March 31, 20001 (unaudited)                5      11.060        53          2.40+            -    11.051           -       2.90+

Franklin Growth and Income Securities Fund
March 31, 2000 (unaudited)                 -      26.015         -           2.14            -    24.641           -       2.64

Franklin Rising Dividends Securities Fund
March 31, 2000 (unaudited)                 -      19.380         1           2.40            -    18.625           -       2.90

Franklin Small Cap Fund
March 31, 2000 (unaudited)                 4      31.672       136           2.47            -    31.005          13       2.97

Franklin U.S. Government Fund
March 31, 2000 (unaudited)                 -      18.871         -           2.17            -    17.867           -       2.67

J.P. Morgan International Opportunities Portfolio
March 31, 20001 (unaudited)                2      10.384        17          2.16+            -    10.375           -       2.66+

J.P. Morgan U.S. Disciplined Portfolio
March 31, 20001 (unaudited)                2      10.748        20          2.60+            -    10.739           -       3.10+

                           Variable Life Prospectus 96


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



10. Unit Values - USAllianz Alterity (CONTINUED)

                               USAllianz Alterity Traditional                      USAllianz Alterity Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Ratio of                                               Ratio of
                        Accumulation                              Expenses      Accumulation                              Expenses
                      Units Outstandig  Accumulation Net Assets  to Average   Units OutstandingAccumulation Net Assets   to Average
                       (in thousands)   Unit Value  (in thousands)  Net Assets*   (in thousands) Unit Value in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Mutual Discovery Securities Fund
March 31, 2000 (unaudited)                 3    $ 14.641     $  40          2.66%            -  $ 14.407        $  1       3.16%

Mutual Shares Securities Fund
March 31, 2000 (unaudited)                 -      13.518         -           2.44            -    13.303           -       2.94

Oppenheimer Global Securities Fund/VA
March 31, 20001 (unaudited)               15       9.866       151          2.09+            1     9.858          11       2.59+

Oppenheimer High Income Fund/VA
March 31, 20001 (unaudited)               20       8.866       173          2.15+            -     8.859           -       2.65+

Oppenheimer Main Street Growth & Income Fund/VA
March 31, 20001 (unaudited)               50      10.176       513          2.18+            -    10.168           -       2.68+

PIMCO VIT High Yield Bond Portfolio
March 31, 20001 (unaudited)                1       9.632        14          2.15+            -     9.624           -       2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
March 31, 20001 (unaudited)                1      10.624         9          2.05+            -    10.615           3       2.55+

PIMCO VIT Total Return Bond Portfolio
March 31, 20001 (unaudited)                2      10.100        19          2.05+            -    10.092           -       2.55+

Seligman Global Technology Fund
March 31, 20001 (unaudited)               53      12.004       632          2.80+            2    11.994          18       3.30+

Seligman Small Cap Value Fund
March 31, 20001 (unaudited)                2      11.044        17          2.40+            -    11.035           -       2.90+

Templeton Developing Markets Equity Fund
March 31, 2000 (unaudited)                 1      11.439         6           3.21            -    11.107           -       3.71

Templeton Global Growth Fund
March 31, 2000 (unaudited)                 1      18.666        17           2.53            -    18.125           -       3.03

Templeton Pacific Growth Fund
March 31, 2000 (unaudited)                 1      10.205         7           2.73            -     9.803           -       3.23

USAllianz VIP Diversified Assets Fund
March 31, 2000 (unaudited)                 1      10.395         6           2.40            -    10.375           -       2.90

USAllianz VIP Fixed Income Fund
March 31, 2000 (unaudited)                 -       9.927         1           2.15            -     9.908           -       2.65

USAllianz VIP Global Opportunities Fund
March 31, 20001 (unaudited)                2      10.496        18          2.91+            -    10.487           -       3.41+

USAllianz VIP Growth Fund
March 31, 2000 (unaudited)                 1      11.385        14           2.30            -    11.363           -       2.80

USAllianz VIP Money Market Fund
March 31, 20001 (unaudited)                -       9.974         -          2.30+            -     9.966           -       2.80+

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



10. Unit Values - USAllianz Alterity (CONTINUED)

                               USAllianz Alterity Traditional                      USAllianz Alterity Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                                    Ratio of
                        Accumulation                         Expenses           Accumulation                             Expenses
                      Units OutstandingAccumulationNet Assetsto Average        Units Outstanding Accumulation  Net Assets to Average
                       (in thousands)Unit Value(in thousands)Net Assets*        (in thousands    Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen LIT Enterprise Portfolio
March 31, 20001 (unaudited)                -    $ 11.464      $  6         2.00+%            1  $ 11.454        $ 11       2.50+%

Van Kampen LIT Growth & Income Portfolio
March 31, 20001 (unaudited)                -      10.914         -          2.15+            -    10.905           -       2.65+

                           Variable Life Prospectus 98


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



10. Unit Values - USAllianz Alterity (CONTINUED)

                                                                                   USAllianz Alterity Optional
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of
                                                                          Accumulation                         Expenses
                                                                        Units OutstandingAccumulationNet Assetsto Average
                                                                         (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
March 31, 20001 (unaudited)                                                     4     $ 11.555      $ 48           2.43+%

AIM V.I. Growth Fund
March 31, 2000 (unaudited)                                                      -       12.463         -           2.43

AIM V.I. International Equity Fund
March 31, 20001 (unaudited)                                                     2       10.631        23           2.67+

AIM V.I. Value Fund
March 31, 20001 (unaudited)                                                     2       11.135        22           2.46+

Alger American Growth Portfolio
March 31, 2000 (unaudited)                                                      4       11.995        52           2.49

Alger American Leveraged AllCap Portfolio
March 31, 2000 (unaudited)                                                      1       13.856        11           2.63

Alger American MidCap Growth Portfolio
March 31, 20001 (unaudited)                                                     -       11.989         -           2.55+

Alger American Small Capitalization
March 31, 20001 (unaudited)                                                     2       10.995        21           2.60+

Davis VA Financial Portfolio
March 31, 20001 (unaudited)                                                     -       10.638         -           2.70+

Davis VA Real Estate Portfolio
March 31, 20001 (unaudited)                                                     -       10.420         -           2.70+

Davis VA Value Portfolio
March 31, 20001 (unaudited)                                                     -       11.055         1           2.70+

Franklin Growth and Income Securities Fund
March 31, 2000 (unaudited)                                                      4       25.182        98           2.44

Franklin Rising Dividends Securities Fund
March 31, 2000 (unaudited)                                                      -       18.923         -           2.70

Franklin Small Cap Fund
March 31, 2000 (unaudited)                                                      -       31.270        10           2.77

Franklin U.S. Government Fund
March 31, 2000 (unaudited)                                                      2       18.262        34           2.47

J.P. Morgan International Opportunities Portfolio
March 31, 20001 (unaudited)                                                     -       10.379         -           2.46+

J.P. Morgan U.S. Disciplined Portfolio
March 31, 20001 (unaudited)                                                     -       10.743         -           2.90+

Mutual Discovery Securities Fund
March 31, 2000 (unaudited)                                                      1       14.500        19           2.96

Mutual Shares Securities Fund
March 31, 2000 (unaudited)                                                      1       13.389         8           2.74

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
March 31, 2000 (unaudited)



10. Unit Values - USAllianz Alterity (CONTINUED)

                                                                                   USAllianz Alterity Optional
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of
                                                                          Accumulation                         Expenses
                                                                        Units OutstandingAccumulationNet Assetsto Average
                                                                         (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities Fund/VA
March 31, 20001 (unaudited)                                                     -     $  9.862      $  1           2.39+%

Oppenheimer High Income Fund/VA
March 31, 20001 (unaudited)                                                     -        8.862         -           2.45+

Oppenheimer Main Street Growth & Income Fund/VA
March 31, 20001 (unaudited)                                                     -       10.171         1           2.48+

PIMCO VIT High Yield Bond Portfolio
March 31, 20001 (unaudited)                                                     -        9.627         -           2.45+

PIMCO VIT StocksPLUS Growth and Income Portfolio
March 31, 20001 (unaudited)                                                     -       10.619         -           2.35+

PIMCO VIT Total Return Bond Portfolio
March 31, 20001 (unaudited)                                                     -       10.095         -           2.35+

Seligman Global Technology Fund
March 31, 20001 (unaudited)                                                     -       11.998         -           3.10+

Seligman Small Cap Value Fund
March 31, 20001 (unaudited)                                                     -       11.039         -           2.70+

Templeton Developing Markets Equity Fund
March 31, 2000 (unaudited)                                                      -       11.238         -           3.51

Templeton Global Growth Fund
March 31, 2000 (unaudited)                                                      -       18.340         -           2.83

Templeton Pacific Growth Fund
March 31, 2000 (unaudited)                                                      -        9.962         -           3.03

USAllianz VIP Diversified Assets Fund
March 31, 2000 (unaudited)                                                      -       10.383         -           2.70

USAllianz VIP Fixed Income Fund
March 31, 2000 (unaudited)                                                      -        9.915         -           2.45

USAllianz VIP Global Opportunities Fund
March 31, 20001 (unaudited)                                                     -       10.491         -           3.21+

USAllianz VIP Growth Fund
March 31, 2000 (unaudited)                                                      -       11.372         -           2.60

USAllianz VIP Money Market Fund
March 31, 20001 (unaudited)                                                     9       9.970         89           2.60+

Van Kampen LIT Enterprise Portfolio
March 31, 20001 (unaudited)                                                     -       11.458         -           2.30+

Van Kampen LIT Growth & Income Portfolio
March 31, 20001 (unaudited)                                                     -       10.909         -           2.45+

* For the three-month period ended March 31, 2000 (unaudited) and the year ended December 31, 1999, including the effect of the expenses of the underlying funds.
+ Annualized
1 Period from February 1, 2000 (fund commencement) to March 31, 2000.








                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 1999


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.



                                                                    KPMG LLP



Minneapolis, Minnesota
February 4, 2000


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1999
(In thousands)

                                                      AIM                Alger         Alger American     Franklin Global
                                                 V.I. Growth        American Growth       Leveraged       Communications
                                                     Fund                 Fund           AllCap Fund      Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM V.I. Growth Fund,
   Class 1 - 306 shares, cost $9,508           $9,867        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Growth Fund,
   Class 1 - 162 shares, cost $9,957                -        -    10,442         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Leveraged AllCap Fund,
   Class 1 - 129 shares, cost $6,851                -        -         -         -     7,507        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Franklin Global Communications Securities Fund,
   Class 1 - 36,310 shares, cost $609,001           -        -         -         -         -        -   902,669         -
   Class 2 - 20 shares, cost $420                   -        -         -         -         -        -         -       491
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    9,867        -    10,442         -     7,507        -   902,669       491
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -         4         -         3        -     (215)         -
  Valuemark IV                                       3        -         4         -         3        -      (13)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         2
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -      (26)         -
  Valuemark IV                                       -        -         -         -         -        -       (1)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8        -         9         -         6        -     (255)         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                      $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,833        -     5,894         -     4,137        -   844,307         -
  Valuemark IV (note 5)                          4,026        -     4,535         -     3,364        -    54,724         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -       213
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -       275
 Contracts in annuity payment period (note 2)        -        -         4         -         -        -     3,893         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                Franklin Global
                                                  Health Care      Franklin Growth      Franklin High     Franklin Income
                                                Securities Fund     and Income Fund      Income Fund       Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Global Health Care Securities Fund,
   Class 1 - 1,081 shares, cost $10,216        $10,611        -         -         -         -        -         -         -
   Class 2 - 8 shares, cost $75                      -       83         -         -         -        -         -         -
  Franklin Growth and Income Fund,
   Class 1 - 49,294 shares, cost $796,041            -        -   876,439         -         -        -         -         -
   Class 2 - 45 shares, cost $846                    -        -         -       789         -        -         -         -
  Franklin High Income Fund,
   Class 1 - 28,876 shares, cost $361,738            -        -         -         -   284,716        -         -         -
   Class 2 - 46 shares, cost $506                    -        -         -         -         -      448         -         -
  Franklin Income Securities Fund,
   Class 1 - 48,865 shares, cost $748,259            -        -         -         -         -        -   717,826         -
   Class 2 - 89 shares, cost $1,388                  -        -         -         -         -        -         -     1,303
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,611       83   876,439       789   284,716      448   717,826     1,303
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -        97         -        34        -       183         -
  Valuemark IV                                       5        -        10         -         9        -         9         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Accrued administrative charges:
 Valuemark II & III                                  1        -        11         -         4        -        22         -
 Valuemark IV                                        1        -         1         -         1        -         1         -
 Valuemark Charter Traditional                       -        -         -         1         -        -         -         -
 Valuemark Charter Enhanced                          -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11        -       119         6        48        1       215         5
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $6,088        -   722,583         -   198,407        -   606,369         -
  Valuemark IV (note 5)                          4,512        -   144,218         -    85,209        -   105,486         -
  Valuemark Charter Traditional (note 6)             -       33         -       545         -      429         -     1,206
  Valuemark Charter Enhanced (note 6)                -       50         -       238         -       18         -        92
 Contracts in annuity payment period (note 2)        -        -     9,519         -     1,052        -     5,756         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin                               Franklin
                                               Large Cap Growth     Franklin Money    Natural Resources    Franklin Real
                                                Securities Fund       Market Fund      Securities Fund       Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Large Cap Growth Securities Fund,
   Class 1 - 17,954 shares, cost $269,731     $378,462        -         -         -         -        -         -         -
   Class 2 - 26 shares, cost $458                    -      542         -         -         -        -         -         -
  Franklin Money Market Fund,
   Class 1 - 337,544 shares, cost $337,544           -        -   337,544         -         -        -         -         -
   Class 2 - 8,602 shares, cost $8,602               -        -         -     8,602         -        -         -         -
  Franklin Natural Resources Securities Fund,
   Class 1 - 3,604 shares, cost $39,973              -        -         -         -    39,395        -         -         -
   Class 2 - 6 shares, cost $68                      -        -         -         -         -       68         -         -
  Franklin Real Estate Fund,
   Class 1 - 9,912 shares, cost $176,899             -        -         -         -         -        -   147,887         -
   Class 2 - 30 shares, cost $443                    -        -         -         -         -        -         -       443
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   378,462      542   337,544     8,602    39,395       68   147,887       443
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                98        -       217         -         6        -         9         -
  Valuemark IV                                      11        -         8         -         5        -         6         -
  Valuemark Charter Traditional                      -        5         -        26         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                12        -        26         -         1        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  122        6       252        29        13        -        17         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $219,679        -   258,373         -    32,615        -   115,525         -
  Valuemark IV (note 5)                        151,537        -    77,050         -     6,761        -    31,567         -
  Valuemark Charter Traditional (note 6)             -      392         -     8,557         -       62         -       429
  Valuemark Charter Enhanced (note 6)                -      144         -        16         -        6         -        14
 Contracts in annuity payment period (note 2     7,124        -     1,869         -         6        -       778         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                               Franklin Rising         Franklin           Franklin            Franklin
                                                  Dividends           S & P 500          Small Cap        U.S. Government
                                                Securities Fund       Index Fund            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Rising Dividends Securities Fund,
   Class 1 - 29,867 shares, cost $417,038     $406,493        -         -         -         -        -         -         -
   Class 2 - 40 shares, cost $626                    -      549         -         -         -        -         -         -
  Franklin S&P 500 Index Fund
   Class 1 - 1,343 shares, cost $13,794              -        -    14,180         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Small Cap Fund,
   Class 1 - 17,248 shares, cost $244,267            -        -         -         -  463,443         -        -          -
   Class 2 - 37 shares, cost $701                    -        -         -         -         -     985          -        -
  Franklin U.S. Government Fund,
   Class 1 - 39,076 shares, cost $509,643           -         -         -         -         -        -   460,317         -
   Class 2 - 159 shares, cost $2,127                 -       -          -         -         -        -         -    1,878
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   406,493      549    14,180         -   463,443      985   460,317     1,878
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                54        -         4         -       118        -        18         -
  Valuemark IV                                       8        -         6         -        10        -         8         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 6        -         1         -        14        -         2         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   69        3        12         -       143        2        29        14
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $325,172        -     7,613         -   302,040        -   388,862         -
  Valuemark IV (note 5)                         77,429        -     6,555         -   154,275        -    70,974         -
  Valuemark Charter Traditional (note 6)             -      340         -         -         -      904         -     1,647
  Valuemark Charter Enhanced (note 6)                -      206         -         -         -       79         -       217
 Contracts in annuity payment period (note 2)    3,823        -         -         -     6,985        -       452         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Value Securities Fund
   Class 1 - 1,349 shares, cost $10,759        $10,660        -         -         -         -        -         -         -
   Class 2 - 17 shares, cost $131                    -      130         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2000
   Class 1 - 4,724 shares, cost $65,759              -        -    59,382         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2005
   Class 1 - 4,097 shares, cost $63,136              -        -         -         -    59,443        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2010
   Class 1 - 4,292 shares, cost $71,092              -        -         -         -         -        -    60,739         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,660      130    59,382         -    59,443        -    60,739         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                37        -         6         -         6        -         5         -
  Valuemark IV                                       5        -         5         -         6        -         5         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 4        -         1         -         1        -         1         -
  Valuemark IV                                       -        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   46        1        13         -        14        -        12         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,614        -    53,526         -    46,679        -    44,759         -
  Valuemark IV (note 5)                          4,657        -     5,831         -    12,750        -    15,961         -
  Valuemark Charter Traditional (note 6)             -      108         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       21         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      343        -        12         -         -        -         7         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Discovery Securities Fund,
   Class 1 - 14,046 shares, cost $164,635    $190,610         -         -         -         -        -         -         -
   Class 2 - 30 shares, cost $365                    -      413         -         -         -        -         -         -
  Mutual Shares Securities Fund,
   Class 1 - 31,789 shares, cost $370,341            -        -   420,567         -         -        -         -         -
   Class 2 - 74 shares, cost $939                    -        -         -       980         -        -         -         -
  Templeton Developing Markets Equity Fund,
   Class 1 - 17,079 shares, cost $167,971            -        -         -         -   179,157        -         -         -
   Class 2 - 33 shares, cost $328                    -        -         -         -         -      346         -         -
  Templeton Global Asset Allocation Fund,
   Class 1 - 4,909 shares, cost $59,592              -        -         -         -         -        -    57,979         -
   Class 2 - 4 shares, cost $54                      -        -         -         -         -        -         -        52
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   190,610      413   420,567       980   179,157      346    57,979        52
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                95        -       146         -        46        -        71         -
  Valuemark IV                                       9        -        14         -         7        -         6         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                11        -        18         -         6        -         9         -
  Valuemark IV                                       1        -         2         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  116        2       180         5        60        4        87         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $79,396        -   164,442         -   136,842        -    36,071         -
  Valuemark IV (note 5)                        106,824        -   249,799         -    41,093        -    20,133         -
  Valuemark Charter Traditional (note 6)             -      275         -       875         -      253         -        36
  Valuemark Charter Enhanced (note 6)                -      136         -       100         -       89         -        16
 Contracts in annuity payment period (note 2)    4,274        -     6,146         -     1,162        -     1,688         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton          Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund       Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Global Growth Fund,
   Class 1 - 42,714 shares, cost $548,058     $667,615        -         -         -         -        -         -         -
   Class 2 - 86 shares, cost $1,294                  -    1,339         -         -         -        -         -         -
  Templeton Global Income Securities Fund,
   Class 1 - 7,339 shares, cost $92,234              -        -    81,239         -         -        -         -         -
   Class 2 - 40 shares, cost $464                    -        -         -       442         -        -         -         -
  Templeton International Equity Fund,
   Class 1 - 40,536 shares, cost $579,632            -        -         -         -   727,623        -         -         -
   Class 2 - 181 shares, cost $3,112                 -        -         -         -         -    3,232         -         -
  Templeton International Smaller Companies Fund,
   Class 1 - 2,014 shares, cost $21,792              -        -         -         -         -        -    22,297         -
   Class 2 - 5 shares, cost $56                      -        -         -         -         -        -         -        58
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   667,615    1,339    81,239       442   727,623    3,232    22,297        58
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                               225        -         8         -       170        -        11         -
  Valuemark IV                                      11        -         5         -         9        -         5         -
  Valuemark Charter Traditional                      -       12         -         1         -       30         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Accrued administrative charges:
  Valuemark II & III                                27        -         1         -        21        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  264       14        15         1       201       34        18         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $484,117        -    70,284         -   628,777        -    11,825         -
  Valuemark IV (note 5)                        174,453        -    10,843         -    95,194        -     9,864         -
  Valuemark Charter Traditional (note 6)             -    1,012         -       435         -    2,895         -         4
  Valuemark Charter Enhanced (note 6)                -      313         -         6         -      303         -        51
 Contracts in annuity payment period (note 2)    8,781        -        97         -     3,451        -       590         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified    VIP Fixed Income       VIP Growth
                                                     Fund             Assets Fund           Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   Class 1 - 8,732 shares, cost $84,474        $88,975        -         -         -         -        -         -         -
   Class 2 - 11 shares, cost $111                    -      112         -         -         -        -         -         -
  USAllianz VIP Diversified Assets Fund,
   Class 1 - 10 shares, cost $102                    -        -       103         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Fixed Income Fund,
   Class 1 - 13 shares, cost $131                    -        -         -         -       129        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Growth Fund,
   Class 1 - 31 shares, cost $317                    -        -         -         -         -        -       331         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    88,975      112       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                21        -         -         -         -        -         -         -
  Valuemark IV                                       6        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 2        -         -         -         -        -         -         -
  Valuemark IV                                       1        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   30        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $77,144        -        88         -       124        -       226         -
  Valuemark IV (note 5)                         11,295        -        15         -         5        -       105         -
  Valuemark Charter Traditional (note 6)             -       63         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       48         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      506        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                                          $7,694,647    23,285
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                                                                       1,485         -
  Valuemark IV                                                                                               185         -
  Valuemark Charter Traditional                                                                                -       116
  Valuemark Charter Enhanced                                                                                   -         9
 Accrued administrative charges:
  Valuemark II & III                                                                                         180         -
  Valuemark IV                                                                                                24         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          1,874       134
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                            $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                                                                      $5,883,411         -
  Valuemark IV (note 5)                                                                                1,741,044         -
  Valuemark Charter Traditional (note 6)                                                                       -    20,713
  Valuemark Charter Enhanced (note 6)                                                                          -     2,438
 Contracts in annuity payment period (note 2)                                                             68,318         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                                                         $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1999
(In thousands)

                                                                         Alger              Alger             Franklin
                                                      AIM           American Growth  American Leverage  Global Communications
                                               V.I. Growth Fund          Fund          AllCap Fund         Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $11        -         -         -         -        -    30,155        10
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                 4        -         5         -         3        -     9,416         -
  Valuemark IV                                       3        -         4         -         3        -       481         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -     1,130         -
  Valuemark IV                                       -        -         -         -         -        -        54         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       8        -        10         -         6        -    11,081         2
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        3        -       (10)        -        (6)       -    19,074         8
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                   201        -         -         -         -        -    73,027        25
 Realized gains (losses) on sales of
 investments, net                                    4        -         -         -        17        -    57,739        (2)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        205        -         -         -        17        -   130,766        23
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    359        -       484         -       656        -   108,627        70
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
  appreciation (depreciation) on
  investments, net                                 564        -       484         -       673        -   239,393        93
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  $567        -       474         -       667        -   258,467       101
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                              Global Health Care   Growth and Income     High Income      Income Securities
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $23        -    38,834        22    77,709      105    74,850        44
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                74        -    11,011         -     3,263        -     9,791         -
  Valuemark IV                                      45        -     1,986         -     1,231        -     1,485         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 9        -     1,321         -       392        -     1,175         -
  Valuemark IV                                       5        -       222         -       138        -       166         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     133        -    14,540         6     5,024        1    12,617         5
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (110)       -    24,294        16    72,685      104    62,233        39
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -   108,254        62    11,372       13    26,820        16
 Realized gains (losses) on sales of
 investments, net                                 (444)       -    72,697       (27)  (13,505)     (60)   18,957         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (444)       -   180,951        35    (2,133)     (47)   45,777        16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   (413)       8  (203,466)      (57)  (74,035)     (58) (135,753)      (85)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (857)        8  (22,515)      (22)  (76,168)    (105)  (89,976)      (69)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($967)        8    1,779        (6)   (3,483)      (1)  (27,743)      (30)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Large Cap Growth      Money Market     Natural Resources      Real Estate
                                                Securities Fund          Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $1,404        1    16,250       111       684        1    16,917         5
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             2,414        -     3,641         -       464        -     2,022         -
  Valuemark IV                                   1,569        -       869         -        88        -       503         -
  Valuemark Charter Traditional                      -        4         -        25         -        -         -         1
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               290        -       437         -        56        -       243         -
  Valuemark IV                                     176        -        97         -        10        -        56         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   4,449        5     5,044        28       618        -     2,824         1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (3,045)      (4)   11,206        83        66        1    14,093         4
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -        -         -    23,442         7
 Realized gains (losses) on sales of
 investments, net                               14,374       94         -         -    (9,180)     (11)     (920)        -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     14,374       94         -         -    (9,180)     (11)   22,522         7
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 74,106       84         -         -    20,689        1   (51,341)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               88,480      178         -         -    11,509      (10)  (28,819)        7
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                               $85,435      174    11,206        83    11,575       (9)  (14,726)       11
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Rising Dividends      S&P 500 Index        Small Cap        U.S. Government
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $8,456        5         -         -     1,420        -    73,938       257
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             5,510        -         6         -     2,642        -     5,965         -
  Valuemark IV                                   1,184        -         6         -     1,255        -       909         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                               661        -         1         -       317        -       716         -
  Valuemark IV                                     133        -         1         -       141        -       102         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   7,488        3        14         -     4,355        2     7,692        14
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      968        2       (14)        -    (2,935)      (2)   66,246       243
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                84,717       53         -         -       198        -         -         -
 Realized gains (losses) on sales of
 investments, net                               36,917       (1)        -         -    15,350        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    121,634       52         -         -    15,548        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments               (184,821)     (77)      386         -   211,659      284   (82,778)     (250)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                              (63,187)     (25)      386         -   227,207      287   (79,382)     (270)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              ($62,219)     (23)      372         -   224,272      285   (13,136)      (27)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $27        -    10,170         -     8,132        -     8,748         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                91        -       784         -       693        -       719         -
  Valuemark IV                                      52        -        64         -       159        -       211         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                                11        -        94         -        83        -        86         -
  Valuemark IV                                       6        -         7         -        18        -        24         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     160        1       949         -       953        -     1,040         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (133)      (1)    9,221         -     7,179        -     7,708         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -     1,456         -       407        -     2,122         -
 Realized gains (losses) on sales
 of investments, net                              (411)      (7)      471         -     1,372        -       322         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (411)      (7)    1,927         -     1,779        -     2,444         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    309        -   (10,114)        -   (14,138)       -   (21,090)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (102)      (7)   (8,187)         -  (12,359)       -   (18,646)        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($235)      (8)    1,034          -   (5,180)       -   (10,938)        -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $5,527        6    11,481        11     3,258        2     4,363         3
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,136        -     2,422         -     1,619        -       586         -
  Valuemark IV                                   1,340        -     3,346         -       448        -       265         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Administrative charges:
  Valuemark II & III                               136        -       291         -       194        -        70         -
  Valuemark IV                                     150        -       375         -        50        -        30         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   2,762        2     6,434         5     2,311        4       951         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    2,765        4     5,047         6       947       (2)    3,412         3
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -         -        -     4,294         3
 Realized gains (losses) on sales
 of investments, net                               877        -    10,361        (2)  (14,723)     263       217         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        877        -    10,361        (2)  (14,723)     263     4,511         3
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,265       48    32,828        41    81,897       18    (4,595)       (2)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               34,142       48    43,189        39    67,174      281       (84)        1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $36,907       52    48,236        45    68,121      279      3,328        4
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton           Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund        Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $14,804       17     8,318        20    43,449      147       658         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             6,443        -     1,175         -     8,528        -       158         -
  Valuemark IV                                   2,090        -       155         -     1,149        -       126         -
  Valuemark Charter Traditional                      -       12         -         1         -       29         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Administrative charges:
  Valuemark II & III                               773        -       141         -     1,023        -        19         -
  Valuemark IV                                     234        -        17         -       129        -        14         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   9,540       14     1,488         1    10,829       33       317         3
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    5,264        3     6,830        19    32,620      114       341        (3)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                71,620       82         -         -    22,510       56         -         -
 Realized gains (losses) on sales
 of investments, net                            29,748      235    (2,393)        -    57,375      870      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    101,368      317    (2,393)        -    79,885      926      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 10,044       45   (12,888)      (22)   51,890      120     4,893         2
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                         111,412      362   (15,281)      (22)  131,775     1,046    3,945       139
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              $116,676      365    (8,451)       (3)  164,395     1,160    4,286       136
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified     VIP Fixed Income       VIP Growth
                                                     Fund            Assets Fund             Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $907        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,051        -         -         -         -        -         -         -
  Valuemark IV                                     111        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               126        -         -         -         -        -         -         -
  Valuemark IV                                      12        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,300        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (393)       -         -         -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distribution
 on mutual funds                                     -        -         -         -         -        -         -         -
 Realized gains (losses) on sales
 of investments, net                            (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,561        1         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               30,053       39         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $29,660       39         1         -        (2)        -       14         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                                    $460,493       768
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                                                                      81,636         -
  Valuemark IV                                                                                            21,137         -
  Valuemark Charter Traditional                                                                                -       113
  Valuemark Charter Enhanced                                                                                   -         9
 Administrative charges:
  Valuemark II & III                                                                                       9,797         -
  Valuemark IV                                                                                             2,367         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                           114,937       131
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                                                            345,556       637
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds                                                     430,440       317
 Realized gains (losses) on sales of investments, net                                                    274,162     1,510
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                                                              704,602     1,827
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                                                                         (129,766)      171
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net                                                       574,836     1,998
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $920,392     2,635
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1999 and
1998 (In thousands)

                                                       AIM V.I.                               Alger American
                                                      Growth Fund                               Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $3        -           -       -         (10)       -           -       -
  Realized gains (losses) on investments,net 205        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             359        -           -       -         484        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             567        -           -       -         474        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                           27        -           -       -           6        -           -       -
  Transfers between funds                  5,530        -           -       -       5,632        -           -       -
  Surrenders and terminations                (61)       -           -       -          (3)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
 Valuemark II & III                        4,496        -           -       -       5,635        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                           50        -           -       -         215        -           -       -
  Transfers between funds                  3,764        -           -       -       4,119        -           -       -
  Surrenders and terminations                (18)       -           -       -         (10)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,796        -           -       -       4,324        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -        -          -       -           -        -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          9,859        -           -       -      10,433        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $9,859        -           -       -      10,433        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Alger American                    Franklin Global Communications
                                                 Leveraged AllCap Fund                        Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              ($6)       -           -       -      19,074   25,465           8       -
  Realized gains (losses) on investments, net 17        -           -       -     130,766   99,245          23       -
  Net change in unrealized appreciation
   (depreciation) on investments             656        -           -       -     108,627  (40,032)         70       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             667        -           -        -    258,467   84,678         101       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            1        -           -       -       3,272    7,461           -       -
  Transfers between funds                  3,765        -           -       -     (24,958) (39,931)          -       -
  Surrenders and terminations                 (9)       -           -       -    (250,550)(198,959)          -       -
  Rescissions                                  -        -           -       -        (386)    (241)          -       -
  Other transactions (note 2)                  -        -           -       -         476      155           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                        3,757        -           -       -    (272,146 (231,515)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            8        -           -       -       3,917   12,583           -       -
  Transfers between funds                  3,078        -           -       -      13,001    6,950           -       -
  Surrenders and terminations                 (9)       -           -       -      (4,391)  (1,068)          -       -
  Rescissions                                  -        -           -       -         (16)     (88)          -       -
  Other transactions (note 2)                  -        -           -       -           1        5           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              3,077       -            -       -      12,512   18,382           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -         179       -
  Transfers between funds                      -        -           -       -           -        -         (19)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -       -          159       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -         237       -
  Transfers between funds                      -        -           -       -           -        -          (8)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -          228       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,501        -           -       -      (1,167)(128,455)        488       -
Net assets at beginning of year                -        -           -       -     904,0911,032,546           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,501        -           -       -     902,924  904,091         488       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                Franklin Global Health                           Franklin
                                                 Care Securities Fund                     Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($110)     (42)          -       -      24,294     22,488        16       -
  Realized gains (losses) on investments,
 net                                        (444)    (205)          -       -     180,951    128,386        35       -
  Net change in unrealized appreciation
   (depreciation) on investments            (413)     808           8       -    (203,466)   (73,442)      (57)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (967)     561           8       -       1,779     77,432        (6)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          103      194           -       -       8,279     16,130         -       -
  Transfers between funds                  3,399    5,818           -       -     (16,044)    20,093         -       -
  Surrenders and terminations             (2,835)    (190)          -       -    (331,869)  (195,983)        -       -
  Rescissions                                 (2)       -           -       -        (714)      (276)        -       -
  Other transactions (note 2)                 (3)      (1)          -       -         585        356         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          662    5,821           -       -    (339,763)  (159,680)        -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          502    1,428           -       -      11,510     51,280         -       -
  Transfers between funds                  2,077    1,051           -       -      18,552     25,926         -       -
  Surrenders and terminations               (267)      (7)          -       -     (18,769)    (5,388)        -       -
  Rescissions                                 (2)    (258)          -       -        (127)      (943)        -       -
  Other transactions (note 2)                 (1)       -           -       -          78         46         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      2,309    2,214           -       -      11,244     70,921         -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          36       -           -          -     1,195       -
  Transfers between funds                      -        -          (6)      -           -          -       (13)      -
  Surrenders and terminations                  -        -           -       -           -          -      (634)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          30       -           -          -       548       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          43       -           -          -       238       -
  Transfers between funds                      -        -           2       -           -          -         7       -
  Surrenders and terminations                  -        -           -       -           -          -        (4)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          45       -           -         -        241       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,004    8,596          83       -    (326,740)   (11,327)      783       -
Net assets at beginning of year            8,596        -           -       -   1,203,060  1,214,387         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,600    8,596          83       -     876,320  1,203,060       783       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                   High Income Fund                       Income Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $72,685   33,766         104       -      62,233     77,877          39       -
  Realized gains (losses) on investments,
 net                                      (2,133)   4,702         (47)      -      45,777     48,389          16       -
  Net change in unrealized appreciation
   (depreciation) on investments         (74,035) (38,630)        (58)      -    (135,753)  (126,374)        (85)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (3,483)    (162)         (1)      -     (27,743)      (108)        (30)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,791    4,834           -       -       4,169     13,275           -       -
  Transfers between funds                (18,484) (19,142)          -       -     (69,103)   (51,375)          -       -
  Surrenders and terminations           (100,108) (71,048)          -       -    (294,539   (219,332)          -       -
  Rescissions                               (186)    (154)          -       -      (1,016)      (278)          -       -
  Other transactions (note 2)                173      455           -       -         767        411           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (116,814) (85,055)          -       -    (359,722)  (257,299)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        7,857   39,346           -       -       9,595     42,572           -       -
  Transfers between funds                  2,895    8,234           -       -       5,898     14,799           -       -
  Surrenders and terminations            (11,650)  (4,106)          -       -     (11,956)    (3,538)          -       -
  Rescissions                               (890)  (1,327)          -       -        (122)      (530)          -       -
  Other transactions (note 2)                277       50           -       -          64         (5)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (1,511)  42,197           -       -       3,479     53,298           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         219       -           -          -       1,223       -
  Transfers between funds                      -        -         260       -           -          -          12       -
  Surrenders and terminations                  -        -         (49)      -           -          -          (2)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         430       -           -       -          1,233       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           7       -           -          -          79       -
  Transfers between funds                      -        -          14       -           -          -          17       -
  Surrenders and terminations                  -        -          (3)      -           -          -          (1)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          18       -           -       -             95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (121,808) (43,020)        447       -    (383,986)  (204,109)      1,298       -
Net assets at beginning of year          406,476  449,496           -       -   1,101,597  1,305,706           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $284,668  406,476         447       -     717,611  1,101,597       1,298       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                           Large Cap Growth Securities Fund                  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($3,045)  (1,497)         (4)      -      11,206   12,915          83       -
  Realized gains (losses) on investments,
 net                                      14,374    3,101          94       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          74,106   24,031          84       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          85,435   25,635         174        -      11,206  12,915          83       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,422    3,713           -       -       7,896   11,342           -       -
  Transfers between funds                117,374   55,930           -       -     194,558  207,647           -       -
  Surrenders and terminations            (81,624) (17,886)          -       -    (276,520)(204,171)          -       -
  Rescissions                               (255)      (8)          -       -        (187)    (341)          -       -
  Other transactions (note 2)                151      (19)          -       -       6,553      824           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                       39,068   41,730           -       -     (67,700)  15,301           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       10,004   21,127           -       -      12,863   44,229           -       -
  Transfers between funds                 59,488   17,665           -       -      25,077  (20,238)          -       -
  Surrenders and terminations            (20,335)  (2,192)          -       -     (25,510)  (6,316)          -       -
  Rescissions                                (56)    (556)          -       -         (49)  (1,952)          -       -
  Other transactions (note 2)                258        1           -       -         470      199           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             49,359   36,045           -       -      12,851   15,922           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,393       -           -        -       8,404       -
  Transfers between funds                      -        -          42       -           -        -         173       -
  Surrenders and terminations                  -        -        (920)      -           -        -        (103)      -
  Rescissions                                  -        -        (274)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         241       -           -       -        8,474       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         125       -           -        -          57       -
  Transfers between funds                      -        -           -       -           -        -         (41)      -
  Surrenders and terminations                  -        -          (4)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         121       -           -       -           16       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        173,862  103,410         536       -     (43,643)  44,138       8,573       -
Net assets at beginning of year          204,478  101,068           -       -     380,935  336,797           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $378,340  204,478         536       -     337,292  380,935       8,573       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                              Franklin Natural Resources                         Franklin
                                                    Securities Fund                          Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $66       75           1       -      14,093    9,568           4       -
  Realized gains (losses) on investments,
 net                                      (9,180) (13,600)        (11)      -      22,522   25,702           7       -
  Net change in unrealized appreciation
   (depreciation) on investments          20,689   (3,804)          1       -     (51,341)(105,327)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          11,575  (17,329)         (9)      -     (14,726) (70,057)         11       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          315      899           -       -         790    4,373           -       -
  Transfers between funds                 (5,419)  (5,230)          -       -     (29,234) (48,548)          -       -
  Surrenders and terminations             (9,951)  (7,877)          -       -     (66,788) (49,929)          -       -
  Rescissions                                (65)     (49)          -       -        (283)    (148)          -       -
  Other transactions (note 2)                 11       15           -       -          46      161           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
  Valuemark II & III                     (15,109) (12,242)          -       -     (95,469) (94,091)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          459    1,717           -       -       1,696   16,008           -       -
  Transfers between funds                    923      841           -       -      (4,570)   1,947           -       -
  Surrenders and terminations               (618)    (188)          -       -      (4,367)  (1,625)          -       -
  Rescissions                                (57)     (52)          -       -          (7)    (202)          -       -
  Other transactions (note 2)                 (2)     (15)          -       -          26       13           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                                705    2,303           -       -      (7,222)  16,141           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          57       -           -        -         281       -
  Transfers between funds                      -        -          14       -           -        -         136       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          71       -           -       -          417       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           4       -           -        -          13       -
  Transfers between funds                      -        -           2       -           -        -           2       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           6       -           -       -           15       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,829) (27,268)         68       -    (117,417)(148,007)        443       -
Net assets at beginning of year           42,211   69,479           -       -     265,287  413,294           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $39,382   42,211          68       -     147,870  265,287         443       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                              Franklin S&P 500
                                           Rising Dividends Securities Fund                     Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $968   (2,149)          2       -         (14)       -           -       -
  Realized gains (losses) on investments,
 net                                     121,634  134,667          52       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments        (184,821)(101,514)        (77)      -         386        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (62,219)  31,004         (23)      -         372       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,867   10,801           -       -           5        -           -       -
  Transfers between funds                (38,032)  17,226           -       -       7,594        -           -       -
  Surrenders and terminations           (174,156)(135,412)          -       -        (181)       -           -       -
  Rescissions                               (316)    (207)          -       -           -        -           -       -
  Other transactions (note 2)                221      239           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (209,416 (107,353)          -       -       7,418        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        5,964   36,972           -       -         274        -           -       -
  Transfers between funds                   (282)  17,333           -       -       6,114        -           -       -
  Surrenders and terminations            (11,026)  (3,213)          -       -         (10)       -           -       -
  Rescissions                               (111)    (691)          -       -           -        -           -       -
  Other transactions (note 2)                115        3           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (5,340)  50,404           -       -       6,378        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         355       -           -        -           -       -
  Transfers between funds                      -        -           2       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         357       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         214       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -          (1)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         212       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (276,975) (25,945)        546       -      14,168        -           -       -
Net assets at beginning of year          683,399  709,344           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $406,424  683,399         546       -      14,168        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                          Franklin U.S. Government
                                                    Small Cap Fund                                 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($2,935)  (4,034)         (2)      -      66,246   36,201         243       -
  Realized gains (losses) on investments,
 net                                      15,548   24,392           3       -       3,396    8,286         (20)      -
  Net change in unrealized appreciation
   (depreciation) on investments         211,659  (31,057)        284       -     (82,778)  (7,222)       (250)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         224,272  (10,699)        285       -     (13,136) (37,265)        (27)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,798    6,424           -       -       2,444    5,708           -       -
  Transfers between funds                  8,311    4,845           -       -     (16,017)  12,261           -       -
  Surrenders and terminations            (72,615) (36,786)          -       -    (165,246)(126,296)          -       -
  Rescissions                               (139)    (186)          -       -      (1,028)    (188)          -       -
  Other transactions (note 2)                302      (15)          -       -         294      860           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                      (62,343) (25,718)          -       -    (179,553)(107,655)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        4,252   26,375           -       -       7,769   20,857           -       -
  Transfers between funds                  6,853   13,910           -       -      15,383   12,943           -       -
  Surrenders and terminations             (9,570)  (2,749)          -       -      (7,818)  (2,139)          -       -
  Rescissions                                (56)    (368)          -       -        (156)    (701)          -       -
  Other transactions (note 2)                112       32           -       -         195        4           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,591   37,200           -       -      15,373   30,964           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         190       -           -        -       1,598       -
  Transfers between funds                      -        -         456       -           -        -         343       -
  Surrenders and terminations                  -        -           -       -           -        -        (270)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         646        -           -       -     1,671    -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          48       -           -        -         213       -
  Transfers between funds                      -        -           4       -           -        -          14       -
  Surrenders and terminations                  -        -           -       -           -        -          (7)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                      -       -          52        -           -       -          220      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        163,520      783         983       -    (177,316) (39,426)      1,864       -
Net assets at beginning of year          299,780  298,997           -       -     637,604  677,030           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $463,300  299,780         983       -     460,288  637,604       1,864       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Franklin Value                               Franklin
                                                    Securities Fund                       Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($133)     (47)         (1)      -       9,221    5,241           -       -
  Realized gains (losses) on investments,
 net                                        (411)     (74)         (7)      -       1,927    2,396           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             309     (407)          -       -     (10,114)  (2,765)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (235)    (528)         (8)      -       1,034    4,872           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          326      190           -       -         183      498           -       -
  Transfers between funds                  2,439    6,072           -       -      (1,531)  (4,978)          -       -
  Surrenders and terminations             (2,562)    (129)          -       -     (20,544) (14,347)          -       -
  Rescissions                                 (1)       -           -       -          (4)      (4)          -       -
  Other transactions (note 2)                 (2)      (1)          -       -         117      165           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          200    6,132           -       -     (21,779) (18,666)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          715      916           -       -         340      864           -       -
  Transfers between funds                  1,785    2,211           -       -       2,017    1,107           -       -
  Surrenders and terminations               (521)     (62)          -       -        (406)     (68)          -       -
  Rescissions                                 (1)      (4)          -       -          (8)     (23)          -       -
  Other transactions (note 2)                  6        -           -       -           3       (6)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,984    3,061          -        -       1,946    1,874           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         374       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -        (258)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         115       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          22       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          22       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,949    8,665         129       -     (18,799) (11,920)          -       -
Net assets at beginning of year            8,665        -           -       -      78,168   90,088           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,614    8,665         129       -      59,369   78,168           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                Zero Coupon Fund - 2005                   Zero Coupon Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $7,179    3,261           -       -       7,708    3,294           -       -
  Realized gains (losses) on investments,
 net                                       1,779    2,485           -       -       2,444    5,443           -       -
  Net change in unrealized appreciation
   (depreciation) on investments         (14,138)   1,608           -       -     (21,090)     769           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (5,180)   7,354           -        -    (10,938)   9,506           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          215      759           -       -         206      682           -       -
  Transfers between funds                   (950)   3,490           -       -         225    4,057           -       -
  Surrenders and terminations            (14,198) (10,720)          -       -     (19,296) (15,533)          -       -
  Rescissions                                (15)     (11)          -       -          (7)      (2)          -       -
  Other transactions (note 2)                 71      105           -       -         230       49           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark II & III                      (14,877   (6,377)          -       -     (18,642) (10,747)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        1,585    3,307           -       -       2,411    5,944           -       -
  Transfers between funds                  3,627    2,192           -       -       3,934    3,245           -       -
  Surrenders and terminations             (1,004)    (284)          -       -      (1,316)    (458)          -       -
  Rescissions                                (89)     (68)          -       -         (84)     (20)          -       -
  Other transactions (note 2)                 89       (4)          -       -           5       (2)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              4,208    5,143           -       -       4,950    8,709           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark Charter Enhanced                    -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,849)   6,120           -       -     (24,630)   7,468           -       -
Net assets at beginning of year           75,278   69,158           -       -      85,357   77,889           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $59,429   75,278           -       -      60,727   85,357           -       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                   Mutual Discovery                            Mutual Shares
                                                    Securities Fund                           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $2,765      (64)          4       -       5,047   (1,566)          6       -
  Realized gains (losses) on investments,
 net                                         877    1,768           -       -      10,361    4,339          (2)      -
  Net change in unrealized appreciation
   (depreciation) on investments          33,265  (23,026)         48       -      32,828  (15,031)         41       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          36,907  (21,322)         52       -      48,236  (12,258)         45       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          889    6,337           -       -       2,270   11,748           -       -
  Transfers between funds                 (9,239)  18,856           -       -         261   28,224           -       -
  Surrenders and terminations            (37,626) (22,824)          -       -     (73,031) (42,653)          -       -
  Rescissions                                (62)    (132)          -       -        (653)    (194)          -       -
  Other transactions (note 2)                110        5           -       -         389       59           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (45,928)    2,242           -       -     (70,764)  (2,816)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,851   35,649           -       -       9,961   85,482           -       -
  Transfers between funds                 (3,004)  12,085           -       -       6,279   28,604           -       -
  Surrenders and terminations            (12,692)  (3,935)          -       -     (27,466)  (8,498)          -       -
  Rescissions                               (169)    (577)          -       -        (156)  (1,549)          -       -
  Other transactions (note 2)                100       59           -       -         247       92           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                           (11,914)   43,281           -       -     (11,135) 104,131           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         262       -           -        -         895       -
  Transfers between funds                      -        -          (2)      -           -        -         (34)      -
  Surrenders and terminations                  -        -         (24)      -           -        -         (26)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         236       -           -        -         835       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         123       -           -        -          94       -
  Transfers between funds                      -        -           4       -           -        -           6       -
  Surrenders and terminations                  -        -          (4)      -           -        -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         123       -           -       -           95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,935)  24,201         411       -     (33,663)  89,057         975       -
Net assets at beginning of year          211,429  187,228           -       -     454,050  364,993           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $190,494  211,429         411       -     420,387  454,050         975       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                 Templeton Developing                        Templeton Global
                                                  Markets Equity Fund                      Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $947    3,912          (2)      -       3,412    1,887           3       -
  Realized gains (losses) on
                    investments, net     (14,723) (8,736)         263       -       4,511    4,396           3       -
  Net change in unrealized appreciation
   (depreciation) on investments          81,897  (51,993)         18       -      (4,595)  (8,198)         (2)      -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
          assets from operations          68,121  (56,817)        279        -       3,328  (1,915)          4        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,065    4,084           -       -         577    1,787           -       -
  Transfers between funds                 (9,812) (39,497)          -       -      (8,133)  (8,074)          -       -
  Surrenders and terminations            (35,896) (26,039)          -       -     (13,638)  (8,859)          -       -
  Rescissions                               (154)     (68)          -       -         (16)      (7)          -       -
  Other transactions (note 2)                131      (56)          -       -          43       30           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions-Valuemark II & III(44,666) (61,576)         -           -  (21,167)  (15,123)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        2,375    9,390           -       -       2,112    6,881           -       -
  Transfers between funds                    164   (1,057)          -       -      (1,245)     525           -       -
  Surrenders and terminations             (2,692)  (1,050)          -       -      (2,233)    (519)          -       -
  Rescissions                                 (6)    (129)          -       -          (2)     (14)          -       -
  Other transactions (note 2)                 13      (13)          -       -          39       11           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV       (146)   7,141           -       -      (1,329)   6,884           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         211       -           -        -          34       -
  Transfers between funds                      -        -        (225)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         (14)      -           -        -           34      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          75       -           -        -          15       -
  Transfers between funds                      -        -           2       -           -        -          (1)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                     -           -        77      -           -        -          14       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         23,309 (111,252)        342       -     (19,168) (10,154)         52       -
Net assets at beginning of year          155,788  267,040           -       -      77,060   87,214           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $179,097  155,788         342       -      57,892   77,060          52       -
------------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                             Templeton Global
                                                  Global Growth Fund                      Income Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $5,264    8,781           3       -       6,830    9,058          19       -
  Realized gains (losses) on
             investments, net            101,368   82,495         317       -      (2,393)     263          -        -
  Net change in unrealized appreciation
   (depreciation) on investments          10,044  (44,136)         45       -     (12,888)  (1,320)        (22)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                        116,676   47,140         365       -      (8,451)   8,001          (3)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,910   10,586           -       -         372      983           -       -
  Transfers between funds                (21,594) (41,415)          -       -      (8,997) (13,288)          -       -
  Surrenders and terminations           (143,382) (79,015)          -       -     (38,030) (30,382)          -       -
  Rescissions                               (338)    (300)          -       -        (414)     (42)          -       -
  Other transactions (note 2)                309       78           -       -          37      154           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from  contract transaction
     - Valuemark II & III               (161,095)(110,066)          -       -    (47,032)   (42,575)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       12,834   47,491           -       -       1,026    3,461           -       -
  Transfers between funds                  8,319   11,653           -       -         761    1,385           -       -
  Surrenders and terminations            (17,858)  (4,558)          -       -      (1,634)    (377)          -       -
  Rescissions                               (144)    (653)          -       -          (5)     (12)          -       -
  Other transactions (note 2)                111      (12)          -       -           5        2           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,262   53,921           -       -         153    4,459           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,732       -           -        -         437       -
  Transfers between funds                      -        -        (132)      -           -        -           1       -
  Surrenders and terminations                  -        -        (863)      -           -        -           -       -
  Rescissions                                  -        -         (59)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from  contract transactions -
      Valuemark Charter Traditional             -       -         678        -           -       -          438      -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         288       -           -        -          21       -
  Transfers between funds                      -        -           4       -           -        -         (15)      -
  Surrenders and terminations                  -        -         (10)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from  contract transactions -
    Valuemark Charter Enhanced                 -       -           282      -           -       -            6        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (41,157)  (9,005)      1,325       -     (55,330) (30,115)        441       -
Net assets at beginning of year          708,508  717,513           -       -     136,554  166,669           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $667,351  708,508       1,325       -      81,224  136,554         441       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                          Templeton International
                                               International Equity Fund                  Smaller Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $32,620   18,022         114       -         341      290          (3)      -
  Realized gains (losses) on investments, net      79,885     112,100     926           -     (948)       (547)    137     -
  Net change in unrealized appreciation
   (depreciation) on investments          51,890  (88,725)        120       -       4,893   (3,830)          2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                164,395  41,397        1,160       -       4,286  (4,087)          136      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,621    8,884           -       -         115      865           -       -
  Transfers between funds                (63,288) (92,026)          -       -      (1,461)  (3,005)          -       -
  Surrenders and terminations           (269,672)(171,313)          -       -      (3,584)  (2,234)          -       -
  Rescissions                             (1,975)    (404)          -       -          (3)     (24)          -       -
  Other transactions (note 2)              1,097      252           -       -          35       10           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark II & III                   (331,217)(254,607)          -       -      (4,898)  (4,388)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,376   21,502           -       -         412    2,980           -       -
  Transfers between funds                   (471)   6,064           -       -        (381)    (467)          -       -
  Surrenders and terminations             (8,179)  (2,654)          -       -      (1,017)    (365)          -       -
  Rescissions                                (40)     (95)          -       -          (3)     (85)          -       -
  Other transactions (note 2)                 68       45           -       -           4      (15)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV     (5,246)  24,862           -       -        (985)   2,048           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       2,640       -           -        -           3       -
  Transfers between funds                      -        -        (882)      -           -        -        (133)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -       -        1,758       -           -        -         (130)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         268       -           -        -          49       -
  Transfers between funds                      -        -          12       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -         280       -           -       -           49       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (172,068)(188,348)      3,198       -      (1,597)  (6,427)         55       -
Net assets at beginning of year          899,4901,087,838           -       -      23,876   30,303           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $727,422  899,490       3,198       -      22,279   23,876          55       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                               USAllianz VIP
                                                  Pacific Growth Fund                     Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($393)   3,442           -       -           -        -           -       -
  Realized gains(losses)on investments,net(3,508) (66,038)         38       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          33,561   39,890           1       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       29,660 (22,706)         39        -           1        -           -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          738    1,634           -       -           -        -           -       -
  Transfers between funds                 (6,774) (21,917)          -       -          88        -           -       -
  Surrenders and terminations            (29,719) (20,611)          -       -           -        -           -       -
  Rescissions                                (36)     (54)          -       -           -        -           -       -
  Other transactions (note 2)                 11       48           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark II & III                   (35,780) (40,900)          -       -          88        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          635    2,042           -       -           -        -           -       -
  Transfers between funds                  3,409      282           -       -          14        -           -       -
  Surrenders and terminations               (795)    (205)          -       -           -        -           -       -
  Rescissions                                 (3)     (42)          -       -           -        -           -       -
  Other transactions (note 2)                 21       (1)          -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,267    2,076           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          58       -           -        -           -       -
  Transfers between funds                      -        -         (32)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark Charter Traditional              -         -          26        -           -       -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          46       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
Valuemark Charter Enhanced                     -       -          46        -           -        -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,853) (61,530)        111       -         103        -           -       -
Net assets at beginning of year           91,798  153,328           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $88,945   91,798         111       -         103        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                     USAllianz VIP                             USAllianz VIP
                                                   Fixed Income Fund                            Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $-        -           -       -           -        -           -       -
  Realized gains (losses) on investments, ne   -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              (2)       -           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               (2)      -           -        -          14       -            -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                    126        -           -       -         224        -           -       -
  Surrenders and terminations                  -        -           -       -          (8)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark II & III                           126        -           -       -         216        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      5        -           -       -         101        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV          5        -           -       -         101        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark Charter Traditional              -        -           -        -           -       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -           -        -           -       -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            129        -           -       -         331        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $129        -           -       -         331        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                                                              Total All Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                  $345,556  266,144         637       -
  Realized gains (losses) on investments, net                                     704,602  603,355       1,827       -
  Net change in unrealized appreciation
   (depreciation) on investments                                                 (129,766)(699,727)        171       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                             920,392  169,772       2,635       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                                                                50,672  134,191           -       -
  Transfers between funds                                                             456   (3,907)          -       -
  Surrenders and terminations                                                   (2,528,241)(1,708,528)       -       -
  Rescissions                                                                      (8,255)  (3,318)          -       -
  Other transactions (note 2)                                                      12,154    4,339           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark II & III                                     (2,473,214)(1,577,223)       -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                                                               118,568  540,403           -       -
  Transfers between funds                                                         187,684  169,190           -       -
  Surrenders and terminations                                                    (204,137) (55,562)          -       -
  Rescissions                                                                      (2,359) (10,939)          -       -
  Other transactions (note 2)                                                       2,304      489           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV                                             102,060  643,581           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                                                                     -        -      21,776       -
  Transfers between funds                                                               -        -         (40)      -
  Surrenders and terminations                                                           -        -      (3,150)      -
  Rescissions                                                                           -        -        (333)      -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Traditional                                  -        -      18,253       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                                                                     -        -       2,279       -
  Transfers between funds                                                               -        -          24       -
  Surrenders and terminations                                                           -        -         (40)      -
  Rescissions                                                                           -        -           -       -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Enhanced                                     -        -       2,263       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                               (1,450,762)(763,870)    23,151       -
Net assets at beginning of year                                                 9,143,5359,907,405           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $7,692,7739,143,535     23,151       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1999


1. Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                     Investment Adviser
AIM VI Growth Fund                            AIM Advisors, Inc.
Alger American Growth Fund                    Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund          Fred Alger Management, Inc.
Franklin Global Communications Securities
  Fund                                        Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund   Franklin Advisers, Inc.
Franklin Growth and Income Fund               Franklin Advisers, Inc.
Franklin High Income Fund                     Franklin Advisers, Inc.
Franklin Income Securities Fund               Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund     Franklin Advisers, Inc.
Franklin Money Market Fund                    Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund    Franklin Advisers, Inc.
Franklin Real Estate Fund                     Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund     Franklin Advisory Services, LLC
S&P 500 Index Fund                            Franklin Advisers,Inc.
Franklin Small Cap Fund                       Franklin Advisers, Inc.
Franklin U.S. Government Fund                 Franklin Advisers, Inc.
Franklin Value Securities Fund                Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund              Franklin Advisers, Inc.
Mutual Discovery Securities Fund              Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                 Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund      Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund        Templeton Global Advisors Limited
Templeton Global Growth Fund                  Templeton Global Advisors Limited
Templeton Global Income Securities Fund       Franklin Advisers, Inc.
Templeton International Equity Fund           Franklin Advisers, Inc.
Templeton International Smaller Companies
   Fund                                       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund         Allianz of America, Inc.
USAllianz VIP Fixed Income Fund               Allianz of America, Inc.
USAllianz VIP Growth Fund                     Allianz of America, Inc.

Certain of the Franklin Templeton Variable Insurance Products Trust portfolios also have class 2 shares which are available to Valuemark Charter contract owners.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

2. Significant Accounting Policies


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                     Effective Date
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities FundNovember 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund     November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund           November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund             December 15, 1999


Contracts in Annuity Payment Period
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

38

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Expenses

Asset Based Expenses
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                            Mortality and Expense         Administrative
Contract                         Risk Charge                  Charge
Valuemark II                        1.25%                      0.15%
Valuemark III                       1.25%                      0.15%
Valuemark IV                        1.34%                      0.15%
Valuemark Charter - Traditional     1.00%                      0.15%
Valuemark Charter - Enhanced        1.20%                      0.15%
Valuemark Income Plus               1.25%                      0.15%


Contract Based Expenses
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $4,426,312 and $4,716,335, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, and Valuemark IV deferred annuity contracts. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                 Contingent Deferred Sales Charge
Payment                 Valuemark II  Valuemark III  Valuemark IV
0-1                          5%            6%             6%
1-2                          5%            5%             6%
2-3                          4%            4%             6%
3-4                          3%            3%             5%
4-5                         1.5%          1.5%            4%
5-6                          0%            0%             3%
6-7                          0%            0%             2%
7+                           0%            0%             0%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $16,657,195 and $8,535,795, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Contract Based Expenses (Continued)
Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $153,188 and $159,282, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 1999 and 1998 were $188,123,947 and $165,283,144, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. Capitalization

Allianz Life provides capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1999 and 1998.

                                              Capitalization        Date of       Market Value        Date of
     Portfolio                                    Amount        Capitalization    at Withdrawal      Withdrawal
------------------------------------------------------------------------------------------------------------------------------------

     Franklin Global Health Care Securities Fund
           - class 1                             $250,000           5/1/98           $253,250          12/1/98
     Franklin Value Securities Fund - class 1     250,000           5/1/98           192,000           12/1/98

     Franklin Global Communications Securities
         Fund - class 2                            0,000            1/6/99           13,320           12/29/99
     Franklin Global Health Care Securities
         Fund - class 2                           10,000            1/6/99            9,092           12/29/99
     Franklin Growth and Income Fund - class 2    10,000            1/6/99            9,852           12/29/99
     Franklin High Income Fund - class 2          10,000            1/6/99            9,895           12/29/99
     Franklin Income Securities Fund - class 2    10,000            1/6/99            9,674           12/29/99
     Franklin Large Cap Growth Securities Fund
          - class 2                               10,000            1/6/99           12,738           12/29/99
     Franklin Money Market Fund - class 2         10,000            1/6/99           10,444           12/29/99
     Franklin Natural Resources Securities Fund
          - class 2                               10,000            1/6/99           12,625           12/29/99
     Franklin Real Estate Fund - class 2          10,000            1/6/99            9,141           12/29/99
     Franklin Rising Dividends Securities Fund
          - class 2                               10,000            1/6/99            8,843           12/29/99
     Franklin Small Cap Fund - class 2            10,000            1/6/99           18,630           12/29/99
     Franklin U.S. Government Fund - class 2      10,000            1/6/99            9,897           12/29/99
     Franklin Value Securities Fund - class 2     10,000            1/6/99            9,759           12/29/99
     Mutual Discovery Securities Fund - class 2   10,000            1/6/99           11,844           12/29/99
     Mutual Shares Securities Fund - class 2      10,000            1/6/99           10,866           12/29/99
     Templeton Developing Markets Equity Fund
                  - class 2                       10,000            1/6/99           14,532           12/29/99
     Templeton Global Asset Allocation Fund -
           class  2                               10,000            1/6/99           10,353           12/29/99
     Templeton Global Growth Fund - class 2       10,000            1/6/99           11,493           12/29/99
     Templeton Global Income Securities Fund -
           class 2                                10,000            1/6/99            9,355           12/29/99
     Templeton International Equity Fund - class 210,000            1/6/99           11,841           12/29/99
     Templeton International Smaller Companies Fund -
            class 2                               10,000            1/6/99           11,922           12/29/99
     Templeton Pacific Growth Fund - class 2      10,000            1/6/99           13,447           12/29/99


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation Unit Activity (In thousands)

Transactions  in units for each fund for the years ended  December  31, 1999 and
1998 were as follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997       -          -           -      39,623           -      46,962
Contract transactions:
 Purchase payments                                        -           -          -         241          20         538
 Transfers between funds                                  -           -          -      (1,529)        586         699
 Surrenders and terminations                              -           -          -      (7,481)        (20)     (7,722)
 Rescissions                                              -           -          -          (9)          -         (11)
 Other transactions                                       -           -          -           6           -          14
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         -          -           -      (8,772)        586      (6,482)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998       -          -           -      30,851         586      40,480
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        3           1          -          96          11         191
 Transfers between funds                                529         539        341        (870)        351        (589)
 Surrenders and terminations                             (6)          -         (1)     (8,394)       (314)    (12,443)
 Rescissions                                              -           -          -         (12)          -         (27)
 Other transactions                                       -           -          -          16           -          22
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       526        540         340      (9,164)         48     (12,846)
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      526        540         340      21,687         634      27,634
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997        -          -           -         310           -      2,376
Contract transactions:
 Purchase payments                                        -           -          -         477         147       2,027
 Transfers between funds                                  -           -          -         262         106       1,031
 Surrenders and terminations                              -           -          -         (40)         (1)       (214)
 Rescissions                                              -           -          -          (3)        (28)        (37)
 Other transactions                                       -           -          -           -           -           2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:          -          -           -         696         224       2,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998        -          -           -       1,006         224       5,185
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        5          20          1         118          55         390
 Transfers between funds                                360         396        277         433         220         696
 Surrenders and terminations                             (2)         (1)        (1)       (138)        (30)       (699)
 Rescissions                                              -           -          -          (1)          -          (5)
 Other transactions                                       -           -          -           -           -           3
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         363        415         277         412        245        385
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        363        415         277       1,418         469     5,570
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   18,871     49,811       5,673      20,982       5,709     13,445
Contract transactions:
 Purchase payments                                      223         459        160         566          86         147
 Transfers between funds                               (811)     (2,088)     3,882      14,858        (562)     (1,976)
 Surrenders and terminations                         (3,310)     (8,767)    (1,258)    (14,408)       (777)     (1,978)
 Rescissions                                             (7)        (11)        (1)        (24)         (5)         (6)
 Other transactions                                      21          16         (2)         58           2           7
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     (3,884)   (10,391)      2,781       1,050      (1,256)    (3,806)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    14,987     39,420       8,454      22,032       4,453     9,639
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       69         123        149         180          33          29
 Transfers between funds                               (851)     (2,779)     7,093      13,480        (549)     (1,316)
 Surrenders and terminations                         (4,711)    (11,825)    (4,823)    (18,739)       (992)     (2,940)
 Rescissions                                             (9)        (41)       (15)        (13)         (6)        (13)
 Other transactions                                       8          31          9         448           1           2
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,494)   (14,491)      2,413      (4,644)     (1,513)     (4,238)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    9,493     24,929      10,867      17,388       2,940       5,401
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997    2,202      2,094       1,957       3,214        304       1,217
Contract transactions:
 Purchase payments                                    1,834       1,710      1,503       3,217         162         604
 Transfers between funds                                409         599      1,238      (1,515)         73          75
 Surrenders and terminations                           (195)       (143)      (156)       (448)        (19)        (66)
 Rescissions                                            (61)        (21)       (40)       (140)         (5)         (8)
 Other transactions                                       2           -          -          14          (1)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      1,989      2,145       2,545      1,128        210          606
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   4,191       4,239       4,502       4,342        514        1,823
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      366         367        584         690          45          73
 Transfers between funds                                140         239      3,598       1,872         123        (216)
 Surrenders and terminations                           (550)       (463)    (1,175)     (1,698)        (61)       (191)
 Rescissions                                            (42)         (5)        (4)         (3)         (5)          -
 Other transactions                                      13           3         16          33           -           1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       (73)       141       3,019         894         102        (333)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,118      4,380       7,521       5,236         616        1,490
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  33,249           -      16,925      36,347           -      4,523
Contract transactions:
 Purchase payments                                      415           -        348         310          17          25
 Transfers between funds                                670           -        173         617         718        (249)
 Surrenders and terminations                         (6,653)          -     (2,575)     (6,810)        (16)       (712)
 Rescissions                                            (10)          -        (13)        (10)          -           -
 Other transactions                                      12           -         (2)         46           -           8
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,566)         -      (2,069)     (5,847)        719       (928)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   27,683          -      14,856      30,500         719       3,595
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      105           -         96         130          12           9
 Transfers between funds                             (1,898)        745         38        (857)        332         (74)
 Surrenders and terminations                         (8,633)        (18)    (4,346)     (8,796)       (336)       (989)
 Rescissions                                            (16)          -         (8)        (55)          -           -
 Other transactions                                      11           -         18          16           -           6
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:   (10,431)       727      (4,202)     (9,562)          8       (1,048)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    17,252        727      10,654      20,938         727        2,547
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   1,991          -       2,965       1,359           -          94
Contract transactions:
 Purchase payments                                    1,788           -      1,762       1,142         109          43
 Transfers between funds                                843           -        988         693         267          55
 Surrenders and terminations                           (159)          -       (199)       (116)         (8)         (3)
 Rescissions                                            (35)          -        (27)        (38)         (1)         (1)
 Other transactions                                       -           -          3           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      2,437          -       2,527       1,681         367         94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    4,428          -       5,492       3,040         367         188
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      284          26        243         407          80          16
 Transfers between funds                                (31)        601        269         826         221          98
 Surrenders and terminations                           (544)         (1)      (546)       (418)        (66)        (20)
 Rescissions                                             (6)          -         (4)         (8)          -           -
 Other transactions                                       6           -          6          10           1           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (291)       626         (32)        817         236          94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,137        626       5,460       3,857         603         282
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton   Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets      Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   2,910      2,998       9,940      18,744      23,005       5,229
Contract transactions:
 Purchase payments                                       32          26        402         795         429          69
 Transfers between funds                                140         138      1,284       2,150      (4,481)       (598)
 Surrenders and terminations                           (451)       (582)    (1,897)     (3,544)     (2,951)       (646)
 Rescissions                                              -           -        (11)        (16)         (7)          -
 Other transactions                                       4           2          -           4          (6)          2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (275)      (416)       (222)       (611)     (7,016)     (1,173)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    2,635      2,582       9,718      18,133      15,989       4,056
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        9           8         56         134         106          21
 Transfers between funds                                (40)          1       (849)        (64)     (1,139)       (601)
 Surrenders and terminations                           (595)       (749)    (3,134)     (5,759)     (3,728)       (974)
 Rescissions                                             (1)          -         (5)        (52)        (15)         (1)
 Other transactions                                       3           9         10          31          13           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (624)      (731)     (3,922)     (5,710)     (4,763)     (1,552)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     2,011      1,851       5,796      12,423      11,226       2,504
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997     161        150       5,461      11,394       2,663       1,008
Contract transactions:
 Purchase payments                                      142         226      2,832       6,911       1,055         487
 Transfers between funds                                 92         120        907       2,362        (154)         34
 Surrenders and terminations                            (12)        (17)      (338)       (718)       (121)        (38)
 Rescissions                                             (3)         (1)       (45)       (123)        (16)         (1)
 Other transactions                                       -           -          5           8          (2)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:        219        328       3,361       8,440         762       483
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998      380        478       8,822      19,834       3,425       1,491
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       66          92        317         780         232         146
 Transfers between funds                                152         152       (273)        461           1         (90)
 Surrenders and terminations                            (43)        (51)    (1,040)     (2,158)       (269)       (147)
 Rescissions                                             (4)         (3)       (14)        (12)         (1)          -
 Other transactions                                       4           -          8          19           1           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       175        190      (1,002)       (910)        (36)       (88)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      555        668       7,820      18,924       3,389        1,403
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     Pacific VIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  41,433      9,434      58,179       1,998      15,833           -
Contract transactions:
 Purchase payments                                      569          57        449          35         204           -
 Transfers between funds                             (2,789)       (773)    (5,188)       (288)     (2,708)          -
 Surrenders and terminations                         (4,973)     (1,749)    (9,177)       (211)     (2,662)          -
 Rescissions                                            (19)         (2)       (21)         (2)         (7)          -
 Other transactions                                       5           9         14           1           9           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (7,207)    (2,458)    (13,923)       (465)     (5,164)          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   34,226      6,976      44,256       1,533      10,669          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      176          22        122           7          69           -
 Transfers between funds                             (1,329)       (528)    (3,285)       (163)       (499)          9
 Surrenders and terminations                         (8,200)     (2,221)   (13,737)       (347)     (3,171)          -
 Rescissions                                            (19)        (25)       (99)          -          (4)          -
 Other transactions                                      18           2         56           4           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (9,354)    (2,750)    (16,943)       (499)     (3,603)         9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    24,872      4,226      27,313       1,034       7,066         9
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   5,525        393       3,122         792         379          -
Contract transactions:
 Purchase payments                                    2,951         202      1,143         271         256           -
 Transfers between funds                                720          79        307         (52)         53           -
 Surrenders and terminations                           (290)        (22)      (143)        (34)        (28)          -
 Rescissions                                            (41)         (1)        (5)         (8)         (5)          -
 Other transactions                                      (1)          -          3          (2)          -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     3,339        258       1,305         175         276          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   8,864        651       4,427         967         655          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      706          58        160          41          65           -
 Transfers between funds                                454          44        (18)        (46)        397           1
 Surrenders and terminations                         (1,013)        (96)      (407)        (97)        (78)          -
 Rescissions                                             (9)          -         (2)          -           -           -
 Other transactions                                       6           -          4           -           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       144          6        (263)       (102)        386          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     9,008        657       4,164         865       1,041         1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997                                          -           -     481,823
Contract transactions:
 Purchase payments                                                                           -           -       6,622
 Transfers between funds                                                                     -           -       1,875
 Surrenders and terminations                                                                 -           -     (91,330)
 Rescissions                                                                                 -           -        (192)
 Other transactions                                                                          -           -         230
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -     (82,795)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -     399,028
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       1,967
 Transfers between funds                                                                    13          22       5,213
 Surrenders and terminations                                                                 -          (1)   (130,922)
 Rescissions                                                                                 -           -        (436)
 Other transactions                                                                          -           -         739
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                           13          21    (123,439)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                          13          21     275,589
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997                                          -           -      51,131
Contract transactions:
 Purchase payments                                                                           -           -      33,001
 Transfers between funds                                                                     -           -       9,592
 Surrenders and terminations                                                                 -           -      (3,528)
 Rescissions                                                                                 -           -        (694)
 Other transactions                                                                          -           -          33
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -      38,404
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -      89,535
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       6,433
 Transfers between funds                                                                     1          10      11,368
 Surrenders and terminations                                                                 -           -     (12,003)
 Rescissions                                                                                 -           -        (128)
 Other transactions                                                                          -           -         139
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            1          10       5,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           1          10      95,344
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -           -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger     Alger   FranklinGlobal FranklinGlobal Franklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care     Growth and
                                                     Growth      Growth     Leveraged Securities  Securities      Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3           21
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3           21
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       10          48         82         562           5          13
 Transfers between funds                                 12           1          2           7           -           7
 Surrenders and terminations                             (2)          -        (48)         (7)          -           -
 Rescissions                                              -           -        (17)          -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           3          7           4           -           1
 Transfers between funds                                  1           1          -          (3)          -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998        -          -           -           -           -     -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       18           -         11          83          48          -
 Transfers between funds                                  -           -         21          18           -          -
 Surrenders and terminations                              -           -          -         (14)        (34)         -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         18          -          32          87          14          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       18          -          32          87          14           -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       11           -          3          11           3          -
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         11          -           3          12           3            -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       11          -           3          12           3           -
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton  Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets     Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         22          70          21           2
 Transfers between funds                                  -           -          -          (3)          -          -
 Surrenders and terminations                              -           -         (2)         (2)          -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         10           7           7           1
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     PacificVIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998     -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       97          25        130           -           6          -
 Transfers between funds                                  3           -         (6)          -           -          -
 Surrenders and terminations                            (46)          -          -           -           -          -
 Rescissions                                             (3)          -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         51         25         124           -           6          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       51         25         124           -           6         -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       16           1         13           4           4          -
 Transfers between funds                                  -          (1)         1           -           -          -
 Surrenders and terminations                             (1)          -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -       1,307
 Transfers between funds                                                                     -           -          60
 Surrenders and terminations                                                                 -           -        (178)
 Rescissions                                                                                 -           -         (20)
 Other transactions                                                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -       1,169
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -       1,169
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -         127
 Transfers between funds                                                                     -           -           1
 Surrenders and terminations                                                                 -           -          (1)
 Rescissions                                                                                 -           -          -
 Other transactions                                                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -         127
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -         127
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                      Accumulation                           Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assetsto Average Units OutstandingAccumulation  Net Assets  to Average
                     (in thousands) Unit Value(in thousands)Net Assets* (in thousands)   Unit Value(in thousands) Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund
December 31,
 19991                      526      $11.084      $5,833         2.13+%       363      $11.083    $4,026           2.22+%

Alger American Growth Fund
December 31,
 19991                      540       10.922       5,894         2.19+        415       10.921     4,535           2.28+

Alger American Leveraged AllCap Fund
December 31,
 19991                      340       12.160       4,137         2.33+        277       12.159     3,364           2.42+

Franklin Global Communications Securities Fund
December 31,
 1999                    21,687       38.917     844,307         1.91       1,418       38.572    54,724           2.00
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248           1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959           1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -           -
 1995                    66,669       19.565   1,305,495         1.90           -            -         -           -

Franklin Global Health Care Securities Fund
December 31,
 1999                       634        9.615       6,088         2.22         469        9.601     4,512           2.31
 19982                      586       10.610       6,215         2.24+        224           11     2,381           2.33+

Franklin Growth and Income Fund
December 31,
 1999                    27,634       26.147     722,583         1.89       5,570       25.891   144,218           1.98
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775           1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877           1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -           -
 1995                    46,893       17.310     812,732         1.92           -            -         -           -

Franklin High Income Fund
December 31,
 1999                     9,493       20.900     198,407         1.94       4,118       20.695    85,209           2.03
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -
 1995                    18,756       17.252     323,580         1.96           -            -         -           -

Franklin Income Securities Fund
December 31,
 1999                    24,929       24.323     606,369         1.90       4,380       24.084   105,486           1.99
 1998                    39,420       25.122     990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811       25.065   1,248,520         1.90       2,094       24.864    52,069           1.99
 1996                    57,504       21.708   1,251,844         1.90           -            -         -           -
 1995                    59,309       19.785   1,175,143         1.91           -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                               Ratio of                                             Ratio of
                      Accumulation                            Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assets to Average Units OutstandingAccumulation Net Assets    to Average
                     (in thousands)  Unit Value(in thousands)Net Assets* (in thousands)Unit Value   (in thousands)  NetAssets*
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund
December 31,
 1999                    10,867      $20.218    $219,679         2.17%      7,521      $20.152  $151,537           2.26%
 1998                     8,454       15.574     131,652         2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473         2.17       1,967       13.110    25,654           2.26
 19963                    3,722       11.254      42,110         2.17+          -            -         -           -

Franklin Money Market Fund
December 31,
 1999                    17,388       14.860     258,373         1.93       5,236       14.717    77,050           2.02
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -           -
 1995                    31,040       12.883     399,935         1.80           -            -         -           -

Franklin Natural Resources Securities Fund
December 31,
 1999                     2,940       11.092      32,615         2.06         616       10.983     6,761           2.15
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -           -
 1995                     6,919       14.109      97,630         2.06           -            -         -           -

Franklin Real Estate Fund
December 31,
 1999                     5,401       21.386     115,525         1.98       1,490       21.176    31,567           2.07
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -           -
 1995                    10,998       18.073     198,773         1.99           -            -         -           -

Franklin Rising Dividends Securities Fund
December 31,
 1999                    17,252       18.846     325,172         2.15       4,137       18.712    77,429           2.24
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -          -
 1995                    33,789       12.498     422,992         2.18           -            -         -          -

Franklin S&P 500 Index Fund
December 31,
 19991                      727       10.467       7,613         1.95+        626       10.465     6,555           2.04+

Franklin Small Cap Fund
December 31,
 1999                    10,654       28.353     302,040         2.17       5,460       28.247   154,275           2.26
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -           -
 19954                    1,302       10.146      13,260         2.30+          -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund
December 31,
 1999                    20,938      $18.574    $388,862         1.91%      3,857      $18.394   $70,974           2.00%
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -           -
 1995                    34,313       16.298     559,234         1.92           -            -         -           -

Franklin Value Securities Fund
December 31,
 1999                       727        7.736       5,614         2.21+        603        7.724     4,657           2.30+
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

Franklin Zero Coupon Fund - 2000
December 31,
 1999                     2,547       21.023      53,526         2.05         282       20.819     5,831           2.14
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -           -
 1995                     6,066       18.294     110,965         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2005
December 31,
 1999                     2,011       23.205      46,679         2.05         555       22.983    12,750           2.14
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -           -
 1995                     3,504       20.914      73,292         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2010
December 31,
 1999                     1,851       24.164      44,759         2.05         668       23.929    15,961           2.14
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -           -
 1995                     3,437       22.431      77,136         1.80           -            -         -           -

Mutual Discovery Securities Fund
December 31,
 1999                     5,796       13.701      79,396         2.41       7,820       13.662   106,824           2.50
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49
 1997                     9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19965                    1,471       10.180      15,074         2.77+          -            -         -           -

Mutual Shares Securities Fund
December 31,
 1999                    12,423       13.237     164,442         2.19      18,924       13.199   249,799           2.28
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19965                    2,613       10.330      27,141         2.40+          -            -         -          -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Equity Fund
December 31,
 1999                    11,226      $12.188    $136,842         2.79%      3,389      $12.125   $41,093           2.88%
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -          -
 1995                    15,618        9.582     150,481         2.81           -            -         -          -

Templeton Global Asset Allocation Fund
December 31,
 1999                     2,504       14.408      36,071         2.22       1,403       14.347    20,133           2.31
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -
 19956                    1,338       10.591      14,234         2.30+          -            -         -           -

Templeton Global Growth Fund
December 31,
 1999                    24,872       19.466     484,117         2.28       9,008       19.364   174,453           2.37
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -
 1995                    28,309       11.339     322,284         2.37           -            -         -           -

Templeton Global Income Securities Fund
December 31,
 1999                     4,226       16.635      70,284         2.05         657       16.472    10,843           2.14
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -
 1995                    14,181       15.522     220,143         2.04           -            -         -           -

Templeton International Equity Fund
December 31,
 1999                    27,313       23.022     628,777         2.30       4,164       22.858    95,194           2.39
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -           -
 1995                    59,883       13.263     794,670         2.32           -            -         -           -

Templeton International Smaller Companies Fund
December 31,
 1999                     1,034       11.441      11,825         2.51         865       11.403     9,864           2.60
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19963                    1,388       11.145      15,527         2.18+          -            -         -          -



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                              Ratio of
                        Accumulation                         Expenses     Accumulation                             Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto   Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)   Net Assets*
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Pacific Growth Fund
December 31,
 1999                     7,066      $10.915     $77,144         2.48%      1,041      $10.838   $11,295           2.57%
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -          -
 1995                    22,483       13.630     306,843         2.41           -            -         -          -

USAllianz VIP Diversified Assets Fund
December 31,
 19991                        9       10.170          88         2.40+          1       10.168        15           2.49+

USAllianz VIP Fixed Income Fund
December 31,
 19991                       13        9.751         124         2.15+          1        9.749         5           2.24+

USAllianz VIP Growth Fund
December 31,
 19991                       21       10.733         226         2.30+         10       10.731       105           2.39+

* For the year ended  December 31,  including  the effect of the expenses of the underlying  funds.
+  Annualized.
1  Period  from  November  12,  1999  (fund commencement)   to  December   31,  1999.
2  Period  from  May  1,  1998  (fund commencement)   to  December   31,  1998.
3  Period  from  May  1,  1996  (fund commencement)  to  December  31,  1996.
4  Period  from  November  1, 1995 (fund commencement)  to  December  31,  1995.
5  Period  from  November  8, 1996 (fund commencement)   to  December   31,  1996.
6  Period  from  May  1,  1995  (fund commencement) to December 31, 1995.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from January 5, 1999 (product inception) to December 31, 1999 follows.

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund
December 31, 1999             5      $39.861        $213         1.92%          7      $39.011      $275           2.12%

Franklin Global Health Care Securities Fund
December 31, 1999             3        9.626          33         2.22           5        9.594        50           2.42

Franklin Growth and Income Fund
December 31, 1999            21       26.792         545         1.90           9       26.220       238           2.10

Franklin High Income Fund
December 31, 1999            20       21.405         429         1.94           1       20.949        18           2.14

Franklin Income Securities Fund
December 31, 1999            49       24.923       1,206         1.90           4       24.391        92           2.10

Franklin Large Cap Growth Securities Fund
December 31, 1999            19       20.337         392         2.17           7       20.188       144           2.37

Franklin Money Market Fund
December 31, 1999           562       15.225       8,557         1.94           1       14.901        16           2.14

Franklin Natural Resources Securities Fund
December 31, 1999             5       11.374          62         2.07           -       11.131         6           2.27

Franklin Real Estate Fund
December 31, 1999            20       21.919         429         1.98           1       21.452        14           2.18

Franklin Rising Dividends Securities Fund
December 31, 1999            18       19.156         340         2.16          11       18.857       206           2.36

Franklin Small Cap Fund
December 31, 1999            32       28.565         904         2.17           3       28.328        79           2.37

Franklin U.S. Government Fund
December 31, 1999            87       19.049       1,647         1.92          12       18.643       217           2.12

Franklin Value Securities Fund
December 31, 1999            14        7.749         108         2.21           3        7.753        21           2.41

Mutual Discovery Securities Fund
December 31, 1999            20       13.779         275         2.42          10       13.692       136           2.62

Mutual Shares Securities Fund
December 31, 1999            65       13.362         875         2.19           8       13.278       100           2.39

Templeton Developing Markets Equity Fund
December 31, 1999            21       12.331         253         2.82           7       12.189        89           3.02

Templeton Global Asset Allocation Fund
December 31, 1999             2       17.693          36         2.22           1       17.527        16           2.42

Templeton Global Growth Fund
December 31, 1999            51       19.717       1,012         2.29          15       19.490       313           2.49

Templeton Global Income Securities Fund
December 31, 1999            25       17.033         435         2.06           -       16.670         6           2.26



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                               Ratio of
                        Accumulation                         Expenses     Accumulation                              Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto     Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands      Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton International Equity Fund
December 31, 1999           124      $23.368      $2,895         2.32%         14      $23.004      $303           2.52%

Templeton International Smaller Companies Fund
December 31, 1999             -       11.547           4         2.53           4       11.462        51           2.73

Templeton Pacific Growth Fund
December 31, 1999             6       11.121          63         2.51           4       10.948        48           2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.








                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 1999 and 1998

Allianz Life Insurance Company of North America
And Subsidiaries
Independent Auditors' Report

The Board of Directors

Allianz Life Insurance Company of North America and subsidiaries:
We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive
(loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

                                                                       KPMG LLP



February 7, 2000




Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets

December 31, 1999 and 1998 (in thousands)

  Assets                                                                                    1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at fair value                                                     $ 4,582,350        2,538,291
   Equity securities, at fair value                                                       675,541           512,404
   Mortgage loans on real estate                                                          528,933           457,128
   Certificates of deposit and short-term securities                                      139,571           166,366
   Policy loans                                                                            46,573             7,118
   Real estate                                                                            154,063            80,637
   Options                                                                                 68,217            15,109
   Investment in equity investments                                                         3,045            80,928
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                                  6,198,293         3,857,981
Cash                                                                                       58,110            67,195
Accrued investment income                                                                  73,774            36,649
Receivables (net of allowance for uncollectible accounts of
 $3,395 in 1999 and $3,254 in 1998)                                                       310,866           323,971
Reinsurance recoverable:
   Funds held on deposit                                                                1,151,941         1,170,170
   Recoverable on future policy benefit reserves                                        3,330,612         1,191,098
   Recoverable on unpaid claims                                                           405,086           293,179
   Receivable on paid claims                                                               74,483            24,986
Goodwill (net of accumulated amortization of $3,847 in 1999)                              304,561                 0
Value of business acquired                                                                210,363                 0
Deferred acquisition costs                                                                801,763           930,059
Other assets                                                                               55,811            35,755
Federal income tax recoverable                                                             10,484             4,060
------------------------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                        12,986,147         7,935,103
Separate account assets                                                                 8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets (continued)

December 31, 1999 and 1998 (in thousands)

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Liabilities Future benefit reserves:

      Life                                                                            $ 1,874,904         1,445,844
      Annuity                                                                           7,796,583         3,588,491
   Policy and contract claims                                                             927,915           770,846
   Unearned premiums                                                                       49,013            53,778
   Reinsurance payable                                                                    212,239           129,397
   Deferred income on reinsurance                                                         186,888           106,065
   Deferred income taxes                                                                   51,356           257,903
   Accrued expenses                                                                       108,232            91,631
   Commissions due and accrued                                                             55,904            41,000
   Other policyholder funds                                                                77,782            20,586
   Other liabilities                                                                       98,251            89,038
------------------------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                         11,439,067         6,594,579
   Separate account liabilities                                                         8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                              19,927,471        16,509,729
------------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Common stock, $1 par value, 20 million shares authorized, issued and outstanding        20,000            20,000
   Additional paid-in capital                                                             830,274           407,088
   Retained earnings                                                                      632,320           673,857
   Accumulated other comprehensive income                                                  64,486           239,579
------------------------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                      1,547,080         1,340,524
Commitments and contingencies (notes 7 and 12)
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Operations

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $  447,026          416,199           339,841
   Other life policy considerations                                       31,786           52,668            83,816
   Annuity considerations                                                239,070          222,632           219,262
   Accident and health premiums                                          843,906          773,570           747,718
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                 1,561,788        1,465,069         1,390,637
   Premiums and annuity considerations ceded                             478,239          411,316           438,018
------------------------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                1,083,549        1,053,753           952,619
   Investment income, net                                                274,860          217,066           162,350
   Realized investment gains                                             112,253           89,226            61,488
   Other                                                                  72,301           78,174            53,760
------------------------------------------------------------------------------------------------------------------------------------
     Total revenue                                                     1,542,963        1,438,219         1,230,217
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                               382,464          461,891           336,090
   Annuity benefits                                                      243,398          251,463           206,189
   Accident and health insurance benefits                                765,257          623,640           566,746
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                    1,391,119        1,336,994         1,109,025
   Benefit recoveries                                                    443,441          501,719           426,607
------------------------------------------------------------------------------------------------------------------------------------
        Net benefits                                                     947,678          835,275           682,418
   Commissions and other agent compensation                              304,816          322,697           310,665
   General and administrative expenses                                   162,798          116,007           106,744
   Taxes, licenses and fees                                               26,292           15,848            20,605
   Amortization of goodwill                                                3,847                0                 0
   Amortization of value of business acquired, net of interest credited    4,161                0                 0
   Change in deferred acquisition costs, net                             129,142           (2,979)          (63,742)
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                       1,578,734        1,286,848         1,056,690
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income from operations before income taxes                   (35,771)         151,371           173,527
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:   Current                                   63,371           48,410            31,571
   Deferred                                                              (73,727)           2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                  (10,356)          51,232            59,854
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income before cumulative effect of change in accounting      (25,415)         100,139           113,673
Cumulative effect of change in accounting, net of tax benefit of $8,682  (16,122)               0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Net (loss) income                                                $  (41,537)         100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                     $  (41,537)          100,139          113,673
------------------------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) gain:

   Foreign currency translation adjustments, net of tax                    1,461            (1,761)            (975)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed maturities and equity securities:  Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of
$(55,781), $57,703 and $71,594 in 1999, 1998,

and 1997, respectively                                                  (103,590)          107,162          132,961
Reclassification adjustment for gains included in net income, net of tax expense of $39,289, $30,627, and $21,588 in 1999, 1998, and 1997,
 respectively                                                             72,964           56,879            40,093
------------------------------------------------------------------------------------------------------------------------------------
        Total unrealized holding (losses) gains                         (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------

        Total other comprehensive (loss) income                         (175,093)          48,522            91,893
------------------------------------------------------------------------------------------------------------------------------------

        Total comprehensive (loss) income                             $ (216,630)         148,661            205,566
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year                               $   20,000           20,000            20,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock:
   Balance at beginning of year                                                0           25,000            25,000
   Redemption of stock during the year                                         0           (25,000)               0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                    0                0            25,000
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:   Balance at beginning of year               407,088          407,088           407,088
   Capital contribution                                                  423,186                0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              830,274          407,088           407,088
------------------------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                          673,857          574,447           462,925
   Net income                                                             41,537)         100,139           113,673
   Cash dividend to stockholder                                                0             (729)          (2,151)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              632,320          673,857           574,447
------------------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income: Accumulated unrealized holding gain:

     Balance at beginning of year                                        245,788          195,505           102,637
     Net unrealized gain (loss) on investments
        during the year, net of deferred federal income taxes           (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               69,234          245,788           195,505
Accumulated unrealized foreign currency (loss):
   Balance at beginning of year                                           (6,209)          (4,448)           (3,473)
   Net unrealized gain (loss) on foreign currency
     translation during the year, net of deferred federal income taxes     1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive income                           64,486          239,579           191,057
------------------------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $1,547,080        1,340,524         1,217,592
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows

December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
   Net (loss) income                                                  $   (41,537)        100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------
   Adjustments to reconcile  net (loss) income to net cash (used in) provided by operating activities:

        Realized investment gains                                        (112,253)         (89,226)          (61,488)
        Deferred federal income tax expense                               (82,409)           2,822            28,283
        Charges to policy account balances                                (66,945)        (104,681)         (148,159)
        Interest credited to policy account balances                      251,303          262,956           251,182
        Change in:
          Accrued investment income                                        (1,921)           1,696            (2,215)
          Receivables                                                      17,873          (61,295)         (107,398)
          Reinsurance recoverable                                        (435,498)        (162,959)       (1,205,410)
          Deferred acquisition costs                                      128,296           (2,979)          (63,742)
          Future benefit reserves                                        (136,722)          25,183           138,370
          Policy and contract claims and other policyholder funds         184,939          154,213            92,230
          Unearned premiums                                                (4,765)           3,610            17,992
          Reinsurance payable                                              13,820           17,713            68,725
          Current tax recoverable                                          (6,424)          16,701            (8,306)
          Accrued expenses and other liabilities                          (31,349)          14,797            12,113
          Commissions due and accrued                                       5,627            1,483             2,414
        Depreciation and amortization                                      (5,917)         (12,711)          (13,312)
        Equity in earnings of equity investments                             (690)          (2,207)                0
        Other, net                                                         (1,151)              94                18
------------------------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                (284,186)          65,210          (998,703)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities              (325,723)         165,349          (885,030)
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities                 $  (325,723)         165,349          (885,030)
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturities                                        (1,171,682)      (1,256,653)       (1,748,950)
   Purchase of equity securities                                         (404,985)      (1,518,096)       (1,699,847)
   Purchase of real estate                                                (66,502)         (36,367)           (8,398)
   Purchase of options                                                    (32,617)         (11,503)           (3,482)
   Funding of mortgage loans                                             (114,840)        (168,870)         (103,626)
   Sale of fixed maturities                                             1,123,115        1,460,969         1,921,534
   Matured fixed maturities                                                21,280           28,152             1,150
   Sale of equity securities                                              385,559        1,560,695         1,691,789
   Sale of real estate                                                          0            7,103               551
   Repayment of mortgage loans                                             41,355           29,105            29,520
   Net change in certificates of deposit and short-term securities         38,121          (49,242)           87,848
   Purchase of Life USA, net of cash acquired                            (370,881)         (79,091)                0
   Other                                                                   (5,438)          (5,489)           94,126
------------------------------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided by investing activities                   (557,515)         (39,287)          262,215
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:

   Policyholders' deposits to account balances                         1,033,877          864,446           748,430
   Policyholders' withdrawals from account balances                      (663,733)        (562,667)         (524,579)
   Change in assets held under reinsurance agreements                      80,823            7,876           150,526
   Funds (repaid) borrowed on dollar reverse repurchase agreements, net         0         (369,664)          239,468
   Capital contribution                                                   423,186                0                 0
   Redemption of preferred stock                                                0          (25,000)                0
   Cash dividends paid                                                          0             (729)           (2,151)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                    874,153          (85,738)          611,694
------------------------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (9,085)          40,324           (11,121)
Cash at beginning of year                                                  67,195           26,871            37,992
------------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $   58,110           67,195             26,871
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Supplemental disclosures of noncash transactions:
   Fair value of assets acquired in acquisition of LifeUSA:

     Fixed maturities                                                 $ 2,283,214                0                 0
     Equity securities                                                    21,358                 0                 0
     Certificates of deposit and short-term securities                    11,285                 0                 0
     Policy loans                                                         37,618                 0                 0
     Options                                                              20,491                 0                 0
     Cash                                                                 62,767                 0                 0
     Accrued investment income                                            35,204                 0                 0
     Receivables (net of allowance for uncollectible accounts of $145)     4,768                 0                 0
     Recoverable on future policy benefit reserves - annuity           3,023,377                 0                 0
     Deferred tax asset                                                   29,825                 0                 0
     Other assets                                                         21,291                 0                 0

   Liabilities assumed in acquisition of LifeUSA:

     Future policy benefit reserves - annuity                          5,395,155                 0                 0
     Reinsurance payable                                                  69,022                 0                 0
     Accrued expenses                                                     14,611                 0                 0
     Commissions due and accrued                                           9,277                 0                 0
     Other policyholder funds                                             29,729                 0                 0
     Other liabilities                                                    42,552                 0                 0


See accompanying notes to consolidated financial statements.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1999 net revenues and considerations, 36%, 18% and 46% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies, third party marketing organizations and with independent agents. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Life USA Holding, Inc. (Life USA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of Life USA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance
Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 1999 is summarized below.

Balance, beginning of year$  0
Additions              214,524
Interest                 1,975
Amortization           (6,136)
                        ------
Balance, end of year   210,363
                        ------

The  amortization  of the VOBA in each of the next five years is expected to be:
2000 - $21,491;  2001 -  $20,123;  2002 -  $18,329;  2003 - $18,105;  and 2004 -
$16,958.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill is amortized on a straight-line basis over 20 years. The value of VOBA and goodwill will be monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $312,036, $202,644, and $219,266, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $164,045 and $116,197, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 1999, management believes a proper hedge exists.

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in annuity benefits on the consolidated statement of operations to offset increases in the future policy benefits liability recorded for the index benefit.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

     In 1998, the Company  adopted  Statement of Financial  Accounting  Standard
(SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.


Accounting Pronouncements to be Adopted

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(2) Business Combination

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of Life USA that it did not already own for approximately $423 million in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements include only the results of Life USA's operations from the date of acquisition. The value of business acquired was approximately $215 million and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308 million has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7 million were recorded related to the acquisition of Life USA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and Life USA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occurred on January 1, 1998.

                                          Unaudited
                                   1999              1998
------------------------------------------------------------------------------
Total revenue                 $ 1,766,792         1,654,531
Net (loss) income                 (44,624)          103,236
------------------------------------------------------------------------------

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

In 1998, the Company accounted for its investment in Life USA under the equity method of accounting and carried its investment at cost, adjusted for its share of Life USA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity was to be amortized on a straight-line basis over ten years. As of December 31, 1998, the company held 21.41% of the outstanding common stock of Life USA with an approximate market value of $68,290. The carrying value of the Life USA investment at year-end 1998 was $80,928, which was $20,983 higher than the equity in net assets of $59,945.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments

Investments at December 31, 1999 consist of:

                                                                                                             Amount
                                                                                                            shown on

                                                                         Amortized        Estimated       consolidated
                                                                           cost             fair             balance
                                                                          or cost           value             sheet
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. government                                                    $  294,587          291,996           291,996
   States and political subdivisions                                      57,378           52,452            52,452
   Foreign government                                                    172,877          169,686           169,686
   Public utilities                                                      227,934          220,602           220,602
   Corporate securities                                                2,981,913        2,873,327         2,873,327
   Mortgage backed securities                                            345,794          347,235           347,235
   Collateralized mortgage obligations                                   634,680          627,052           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $4,715,163        4,582,350         4,582,350
------------------------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                22,935           23,831            23,831
     Industrial and miscellaneous                                        413,279          651,710           651,710
------------------------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $  436,214          675,541           675,541
------------------------------------------------------------------------------------------------------------------------------------
Other investments:
   Mortgage loans on real estate                                         528,933            XXXXXX          528,933
   Certificates of deposit and short-term securities                     139,571            XXXXXX          139,571
   Policy loans                                                           46,573            XXXXXX           46,573
   Real estate                                                           154,063            XXXXXX          154,063
   Options                                                                51,131            XXXXXX           68,217
   Investment in equity investments                                        3,045            XXXXXX            3,045
------------------------------------------------------------------------------------------------------------------------------------
     Total other investments                                          $  923,316            XXXXXX          940,402
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                $6,074,693            XXXXXX        6,198,293
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains,  gross unrealized losses and estimated fair values of securities are as follows:

                                                          Amortized        Gross            Gross           Estimated
                                                            cost        unrealized       unrealized           fair
                                                           or cost         gains           losses             value
------------------------------------------------------------------------------------------------------------------------------------
1999:

   U.S. Government                                     $  294,587          3,340            5,931           291,996
   States and political subdivisions                       57,378              0            4,926            52,452
   Foreign government                                     172,877            334            3,525           169,686
   Public utilities                                       227,934             20            7,352           220,602
   Corporate securities                                 2,981,913          3,902          112,488         2,873,327
   Mortgage backed securities                             345,794          5,026            3,585           347,235
   Collateralized mortgage obligations                    634,680          2,126            9,754           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             4,715,163         14,748          147,561         4,582,350
   Equity securities                                      436,214        289,441           50,114           675,541
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $5,151,377        304,189          197,675         5,257,891
------------------------------------------------------------------------------------------------------------------------------------
1998:

   U.S. Government                                     $  274,813         36,717              234           311,296
   States and political subdivisions                       94,640          6,481                0           101,121
   Foreign government                                      34,652          2,079                0            36,731
   Public utilities                                        66,236          5,948              202            71,982
   Corporate securities                                 1,441,359         67,234            9,891         1,498,702
   Mortgage backed securities                             401,505         26,799                0           428,304
   Collateralized mortgage obligations                     80,599         10,141              585            90,155
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             2,393,804        155,399           10,912         2,538,291
   Equity securities                                      278,753        245,913           12,262           512,404
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $2,672,557        401,312           23,174         3,050,695
------------------------------------------------------------------------------------------------------------------------------------

The changes in unrealized (losses) gains on fixed maturity securities were $(277,300),  $22,170,  and $58,422 in each of the years ended December 31, 1999, 1998 and 1997, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $5,676,
$55,188, and $84,718 for the years ended December 31, 1999, 1998 and 1997, respectively.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

The amortized cost and estimated  fair value of fixed  maturities at December 31, 1999, by  contractual  maturity,  are shown below.  Expected  maturities  will differ  from  contractual  maturities  because  borrowers  may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          Amortized         Estimated
                                                                                            cost           fair value
------------------------------------------------------------------------------------------------------------------------------------
   Due in one year or less                                                             $  102,823           102,554
   Due after one year through five years                                                1,055,901         1,037,031
   Due after five years through ten years                                               1,279,988         1,243,845
   Due after ten years                                                                  1,295,977         1,224,633
   Mortgage backed securities and collateralized mortgage obligations                     980,474           974,287
------------------------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $4,715,163         4,582,350
------------------------------------------------------------------------------------------------------------------------------------

Gross gains of $151,920,  $105,723,  and $70,335 and gross losses of $39,717,  $18,217,  and $8,654 were realized on sales of securities in 1999, 1998 and 1997, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                           $    (4,474)         30,299            40,268
Equity securities                                                         116,677          57,207            21,413
Mortgage loans                                                             (1,680)           ,320)             (982)
Real estate                                                                   331           3,133               635
Other                                                                        (601)            93)               154
------------------------------------------------------------------------------------------------------------------------------------
     Net gains before taxes                                               112,253          89,226            61,488
Tax expense on net realized gains                                          39,257          31,229            21,521
------------------------------------------------------------------------------------------------------------------------------------
     Net gains after taxes                                            $    72,996           7,997            39,967
------------------------------------------------------------------------------------------------------------------------------------

     The valuation allowances on mortgage loans at December 31, 1999, 1998 and 1997 and the changes in the allowance for the years then ended are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                     $    9,599             8,279              7,279
   Charged to operations                                                   1,680             1,320             1,000
   Recoveries                                                                  0                0                  0
------------------------------------------------------------------------------------------------------------------------------------
End of Year                                                           $   11,279             9,599             8,279
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $  212,992          155,397           211,335
   Mortgage loans                                                         40,011           34,449            25,232
   Policy loans                                                              737              497             6,526
   Short-term investments                                                  1,823           15,022            12,804
Dividends:
   Preferred stock                                                           212              668               748
   Common stock                                                            5,259            5,190             4,603
Interest on assets held by reinsurers                                      8,097            8,272             8,858
Rental income on real estate                                              13,356            7,505             5,657
Other invested assets                                                      6,405            1,132             3,781
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income                                             288,892          228,132           279,544

Investment expenses related to coinsurance agreements (note 8)             2,660            2,689            98,417
Investment expenses                                                       11,372            8,377            18,777
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $  274,860          217,066           162,350
------------------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998,  the Company  entered into mortgage  backed  security  reverse  repurchase  transactions
("dollar rolls") with certain  securities  dealers.  Under this program,  the Company sold certain  securities for delivery in the current  month and  simultaneously  contracted  with the same dealer to repurchase  similar,  but not  identical,  securities on a specified future date. The Company gave up the right to receive  principal and interest on the securities sold. As of December 31,
1999 and 1998 there were no outstanding  amounts under the Company's  dollar roll program.  Average  balances  outstanding for the first two months of 1998 were $120,525 and weighted average interest rates were 6.5%. The maximum balance  outstanding during 1998 was $120,525. No dollar rolls were transacted in 1999.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(4) Summary Table of Fair Value Disclosures

                                                                   1999                               1998
------------------------------------------------------------------------------------------------------------------------------------
                                                          Carrying         Fair           Carrying            Fair
                                                           Amount          Value           Amount             Value
                                                           -------         -----           -------            -----
Financial assets

------------------------------------------------------------------------------------------------------------------------------------
   Fixed maturities, at market:
     U.S. Government                                   $  291,996        291,996          311,296           311,296
     States and political subdivisions                     52,452         52,452          101,121           101,121
     Foreign governments                                  169,686        169,686           36,731            36,731
     Public utilities                                     220,602        220,602           71,982            71,982
     Corporate securities                               2,873,327      2,873,327        1,546,342         1,546,342
     Mortgage backed securities                           347,235        347,235          380,664           380,664
     Collateralized mortgage obligations                  627,052        627,052           90,155            90,155
   Equity securities                                      675,541        675,541          512,404           512,404
   Mortgage loans                                         528,933        530,033          457,128           495,202
   Short term investments                                 139,571        139,571          166,366           166,366
   Policy loans                                            46,573         46,573            7,118             7,118
   Options                                                 68,217         68,217           15,109            15,109
   Investment in equity investments                         3,045          4,286           80,928            68,290
   Receivables                                            310,866        310,866          323,971           323,971
   Separate accounts assets                             8,488,404      8,488,404        9,915,150         9,915,150

Financial liabilities

------------------------------------------------------------------------------------------------------------------------------------
   Investment contracts                                 7,609,726      7,208,876        3,645,657         3,035,787
   Separate account liabilities                         8,488,404      8,361,112        9,915,150         9,765,791
------------------------------------------------------------------------------------------------------------------------------------

     See Note 1 "Summary of Significant  Accounting  Policies" for description of the methods and significant  assumptions used to estimate fair values.

(5) Receivables

Receivables at December 31 consist of the following:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $  264,685           270,657
Agents balances                                                                             4,809            10,088
Related party receivables                                                                   2,230             3,852
Reinsurance commission receivable                                                           9,304             8,022
Scholarship enrollment fees                                                                14,125            12,010
Due from administrators                                                                     4,550            13,271
Other                                                                                      11,163             6,071
------------------------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $  310,866            323,971
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(6) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given  accident year is gradually  reduced as new  information  emerges each  succeeding  year,  thereby  allowing more reliable re-evaluations of such reserves.  While management  believes that reserves as of December 31, 1999 are adequate,  uncertainties in the  reserving  process  could cause such  reserves to develop  favorably  or  unfavorably  in the near term as new or  additional information  emerges.  Any  adjustments to reserves are reflected in the operating  results of the periods in which they are made.
Movements in reserves,  which are small  relative to the amount of such  reserves,  could  significantly  impact  future  reported earnings of the Company.

Activity in the accident and health claims  reserves,  exclusive of long term care,  hospital  indemnity and AIDS reserves of
$19,542, $9,918, and $12,479 in 1999, 1998 and 1997, respectively, is summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $128,764, $141,033, and $124,320                   $  366,425          312,886           273,813
Adjustment primarily related to commutation of block of business         (53,585)               0                 0
Incurred related to:
   Current year                                                          431,279          417,042           346,901
   Prior years                                                             3,264           (12,217)          (12,087)
------------------------------------------------------------------------------------------------------------------------------------
Total incurred                                                           434,543          404,825           334,814
------------------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                          193,341          204,100           150,942
   Prior years                                                           185,696          147,186           144,798
------------------------------------------------------------------------------------------------------------------------------------
 Total paid                                                              379,037          351,286           295,740
------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $175,142, $128,764, and $141,033                   $  368,346          366,425            312,887
------------------------------------------------------------------------------------------------------------------------------------

The Company incurred  additional losses in 1999 on prior year incurred claims primarily on its reinsurance  assumed (non-HMO)
business.  Due to lower than anticipated  losses related to prior years,  the provision for claims and claim  adjustment  expenses decreased in 1998 and 1997.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance

In the normal  course of business,  the Company  seeks to limit its  exposure to loss on any single  insured and to recover a portion of benefits paid by ceding risks under excess  coverage and  coinsurance  contracts.  The Company  retains a maximum of $1 million  coverage per individual  life.  Reinsurance  contracts do not relieve the Company from its obligations to  policyholders.
Failure of  reinsurers  to honor their  obligations  could result in losses to the Company.  The Company  evaluates  the financial condition of its  reinsurers  and monitors  concentrations  of credit risk to minimize  its  exposure to  significant  losses from reinsurer insolvencies.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           Percentage

                                                           Assumed         Ceded                            of amount
                                            Direct       from other      to other            Net             assumed
Year ended                                  amount        companies      companies         amount            to net
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $36,994,161    129,809,733     24,174,006      142,629,888              91.0%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   205,208         273,604         67,069          411,743              66.5%
   Annuities                              199,341          39,729         95,232          143,838              27.6%
   Accident and health                    541,847         302,059        315,938          527,968              57.2%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  946,396         615,392        478,239        1,083,549              56.8%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $34,118,554     98,832,792     19,483,581      113,467,765              87.1%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   244,416         224,451         93,812          375,055              59.8%
   Annuities                              220,812           1,820         50,385          172,247               1.1%
   Accident and health                    479,237         294,333        267,119          506,451              58.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  944,465         520,604        411,316        1,053,753              49.4%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $32,234,241     72,682,842     19,873,094       85,043,989              85.5%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   252,859         170,798        110,579          313,078              54.6%
   Annuities                              217,353           1,910         30,789          188,474               1.0%
   Accident and health                    436,105         311,612        296,650          451,067              69.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  906,317         484,320        438,018          952,619              50.8%
------------------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1999 are $2,095,817 and $849,279 recoverable from two insurers who, as of
December 31, 1999, were both rated A+ by A.M.  Best's  Insurance  Reports.  A contingent  liability  exists to the extent that the
Company's reinsurers are unable to meet their contractual obligations.  Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Of the amounts ceded to others, the Company ceded life insurance inforce of $3,387,592,  $2,067,664,  and $1,163,533 in 1999,
1998 and  1997,  respectively,  and life  insurance  premiums  earned  of  $6,008,  $4,165,  and  $2,538  in 1999,  1998 and 1997,
respectively,  to its ultimate  parent  Allianz AG. The Company also ceded  accident and health  premiums  earned to Allianz AG of
$3,131, $2,817, and $2,467 in 1999, 1998 and 1997.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance (Continued)

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, $1,200 was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000, which support the business. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, 1998 and 1997 $14,996, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes

Income Tax (Benefit) Expense

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

   Current tax expense                                                $   63,371           48,410            31,571
   Deferred tax (benefit) expense                                         (73,727)          2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations             (10,356)         51,232            59,854
Tax benefit due to cumulative effect of change in accounting               (8,682)              0                 0
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to net income             (19,038)         51,232            59,854
Income tax effect on equity:
   Income tax allocated to stockholder's equity:

     Attributable to unrealized gains and losses for the year             (94,283)         26,127            49,748
------------------------------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                                     $  (113,321)         77,359           109,602
------------------------------------------------------------------------------------------------------------------------------------


Components of Income Tax (Benefit) Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense  reported in the consolidated  statements of operations for the respective years ended December 31 as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense computed at the statutory rate           $   (12,520)         52,980            60,735
Dividends received deductions and tax-exempt interest                      (2,605)         (3,294)           (2,792)
Foreign tax                                                                (1,014)           (133)              916
Interest on tax deficiency                                                    800             900             1,100
Goodwill amortization                                                       1,365               0                 0
Other                                                                       3,618             779              (105)
------------------------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $  (10,356)          51,232             59,854
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes (Continued)


Components of Deferred Tax Assets and  Liabilities on the Balance Sheet Tax effects of temporary  differences  giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Provision for post retirement benefits                                              $    2,286             2,223
   Allowance for uncollectible accounts                                                       929               929
   Policy reserves                                                                        282,573           173,414
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                            285,788           176,566
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                             219,869           272,815
   Net unrealized gain                                                                     25,701           128,883
   Value of business acquired                                                              73,627                 0
   Other                                                                                   17,947            32,771
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                       337,144           434,469
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $   51,356            257,903
------------------------------------------------------------------------------------------------------------------------------------

Although  realization  is not assured,  the Company  believes it is not necessary to establish a valuation  allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized  principally  through future reversals of existing taxable  temporary  differences and future taxable income.  The amount of the deferred tax asset  considered  realizable, however,  could be reduced in the near term if estimates of future reversals of existing taxable temporary  differences and future taxable income are reduced.

The Company and its subsidiaries,  with the exception of Life USA Insurance Company,  files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries.  The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability  pursuant to United States Treasury  Department  regulations.
The Company and each of its insurance  subsidiaries  generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $57,121,  $30,808, and $39,914 in 1999, 1998 and 1997, respectively.  At December 31, 1999 and 1998 the Company had a tax recoverable from AZOA of $3,251 and $3,030, respectively.

At December 31, 1999 and 1998,  the Company had a tax  recoverable  separate  from the  agreement  with AZOA in the amount of
$7,233 and $1,030,  respectively.  These amounts are for foreign taxes and Life USA taxes recoverable prior to the purchase by the
Company.


24

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)



(9) Related Party Transactions

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company  reimbursed AZOA $3,582,  $2,495, and $2,519 in 1999, 1998 and 1997,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $581 and $490 at December 31, 1999 and 1998, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $902, $1,291 and $2,826 in 1999, 1998 and 1997, respectively. The Company's liability for data center and other system support charges was $157 and $345 at December 31, 1999 and 1998, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company had 25 million shares of Series A preferred stock outstanding until March 1998, which was held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock.

 (10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $2,025, $756, and $810 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $980, $868, and $1,057 in 1999, 1998 and 1997, respectively, toward planned contributions.

Employees of Life USA also participated in a defined contribution plan, which will be merged with the Allianz Plan effective January 1, 2000. Total Company contributions made subsequent to October 1, 1999 were $329.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1999 and 1998 was $6,532 and $6,352, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations.  Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders.  Additionally, future life and annuity benefit reserves calculated for statutory  accounting do not include provisions for withdrawals.  The NAIC has completed a project to codify  statutory  accounting  practices,  the result of which will  constitute  the primary  source of
"prescribed"  statutory accounting practices.  Accordingly,  that project, which is currently in the process of state adoption and expected to be effective  January 1, 2001,  will change the definition of what comprises  prescribed  versus  permitted  statutory accounting  practices,  and may result in changes to existing  accounting  policies  insurance  enterprises  use to prepare  their statutory  financial  statements.  The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between  stockholder's  equity and net income reported in accordance with statutory  accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                          Stockholder's equity                           Net income
------------------------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $   873,617         654,371         97,768           35,188            72,343
Adjustments:
   Change in reserve basis                (289,261)       (226,145)       (80,952)           2,036           (99,981)
   Deferred acquisition costs              801,763         930,059       (128,296)           2,979            63,742
   Difference in accounting for
   purchase of Life USA                    340,675               0         (6,373)               0                 0
   Net deferred taxes                      (51,356)       (257,903)        82,409           (2,822)          (28,283)
   Statutory asset valuation reserve       236,210         178,011              0                0                 0
   Statutory interest maintenance reserve   43,786          48,697         (4,912)          14,361              7,994
   Modified coinsurance reinsurance              0          (2,358)             0           29,595             81,790
   Unrealized (losses) gains
   on investments                         (136,719)        158,391              0                0                 0
   Nonadmitted assets                        7,411          14,946              0                0                 0
   Deferred income on reinsurance         (186,888)       (106,065)             0                0                 0
   Other liabilities related
   to reinsurance                          (32,998)        (52,337)             0                0                 0
   Valuation allowance on mortgage loans   (11,279)         (9,599)        (1,680)          (1,320)           (1,000)
   Loss from non-insurance subsidiaries          0               0        (11,714)            (618)           (1,260)
   Other                                   (47,881)         10,456         11,613           20,740            18,327
------------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
      consolidated financial statements $1,547,080       1,340,524        (42,137)         100,139           113,672
------------------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum  statutory  capital and surplus  requirements.  The Company's  statutory  capital and surplus as of December 31, 1999 and 1998 were in compliance with these  requirements.  The maximum amount of dividends that can be paid by Minnesota  insurance  companies to  stockholders  without  prior  approval of the  Commissioner  of Commerce is subject to restrictions relating to statutory earned surplus,  also known as unassigned funds.  Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement,  minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash  dividends of not more than the greater of 10% of its  beginning of the year  statutory  surplus in any year, or the net gain from operations of the insurer,  not including  realized gains,  for the 12-month period ending the 31st day of the next preceding year. In 1998, the Company paid AZOA dividends on preferred  stock in the amount $729. A common stock dividend of $551 was paid in
1997. Dividends of $49,391 could be paid in 2000 without prior approval of the Commissioner of Commerce.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions (Continued)


Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                           authorized control level risk-based
      Regulatory Event       capital (less than or equal to)
        -------------             ---------------------

    Company action level     2 (or 2.5 with negative trends)
   Regulatory action level                 1.5
  Authorized control level                  1
   Mandatory control level                 0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(13) Foreign Currency Translation

The net assets of the Company's  foreign  operations are translated into U.S.  dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation  adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                $    (6,209)          (4,448)           (3,473)
------------------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
translation adjustments                                                     2,248           (2,710)           (1,500)
Amount of income tax (expense) benefit for period
related to aggregate adjustment                                              (787)             949               525
------------------------------------------------------------------------------------------------------------------------------------
   Net aggregate translation included in equity                             1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                   $    (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                              0.6924           0.6535            0.6992
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information

     The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:

                                                                             As of December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Future policy                          Other
                                                          Deferred       benefits,                           policy
                                                           policy         losses,                          claims and
                                                         acquisition    claims and        Unearned          benefits
                                                            costs      loss expense       premiums           payable
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                                   $  231,927      1,874,904            3,049           116,569
Annuities                                                 561,966      7,728,072                0             1,771
Accident and health                                         7,870              0           45,964           809,575
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  801,763      9,602,976           49,013           927,915
------------------------------------------------------------------------------------------------------------------------------------

1998:

Life                                                   $  217,262      1,445,844            3,859            97,647
Annuities                                                 694,388      3,588,491                0             1,727
Accident and health                                        18,409              0           49,919           671,472
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  930,059      5,034,335           53,778           770,846
------------------------------------------------------------------------------------------------------------------------------------

1997:

Life                                                   $  189,971      1,297,269            5,215            63,572
Annuities                                                 717,721      3,251,829                0             1,881
Accident and health                                        19,388              0           44,953           487,660
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  927,080      4,549,098           50,168           553,113
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information (Continued)

                                                              For the year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                            Premium                      Benefits,       Net change
                                            revenue                       claims             in
                                           and other         Net        losses, and        policy             Other
                                           contract      investment     settlement       acquisition        operating
                                        considerations     income        expenses         costs (a)         expenses
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                   $  411,743          36,171        319,210           (14,665)         153,281
Annuities                                 143,838         211,432        163,329           133,268          166,715
Accident and health                       527,968          27,257        465,139            10,539          173,910
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,083,549         274,860        947,678           129,142          493,906
------------------------------------------------------------------------------------------------------------------------------------
1998:

Life                                   $  375,055          34,731        306,318           (27,291)         141,705
Annuities                                 172,247         158,458        135,356           23,333           151,719
Accident and health                       506,451          23,877        393,601              979           161,128
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,053,753         217,066        835,275            (2,979)         454,552
------------------------------------------------------------------------------------------------------------------------------------
1997:

Life                                   $  313,078          24,352        230,357           (14,363)          99,913
Annuities                                 188,474         118,028        124,535           (44,924)         186,789
Accident and health                       451,067          19,970        327,526            (4,455)         151,312
------------------------------------------------------------------------------------------------------------------------------------
                                       $  952,619         162,350        682,418           (63,742)         438,014
------------------------------------------------------------------------------------------------------------------------------------
(a)    See note 1 for total gross amortization.


                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated  Balance  Sheets as of December 31, 1999 and 1998.
          3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
          6. Notes to Consolidated Financial Statements - December 31, 1999, 1988 and 1997.

           The following financial statements of the Variable Account are included in Part B hereof.

          1. Statements of Assets and Liabilities as of March 31, 2000 (unaudited).
          2. Statements of Operations for the period ended March 31, 2000 (unaudited).
          3. Statements of Changes in Net Assets for the period ended March 31, 2000 (unaudited).
          4.  Notes to Financial Statements - March 31, 2000 (unaudited).
          5.  Independent Auditors' Report.
          6.  Statements of Assets and  Liabilities  as of December 31, 1999.
          7.  Statements  of  Operations  for the year ended  December 31, 1999.
          8. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
          9.  Notes to Financial Statements - December 31, 1999.


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
           2.  Not Applicable
           3.  a. Principal Underwriter Agreement(3)
               b. Selling Agreement(5)
           4.  Individual Immediate Variable Annuity Contract(3)
           4.  (i)  Individual Immediate Variable Annuity Contract
                    Endorsements(3)
           5.  Application for Individual  Immediate  Variable  Annuity(2)
           6.  (i)  Copy of Articles of Incorporation of the Company(1)
               (ii) Copy of the Bylaws of the Company(1)
           7.  Not Applicable
           8.  Form of Fund Participation Agreement(4)
           9.  Opinion and Consent of Counsel
          10.  Independent Auditors' Consent
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information
          14.  Company Organizational Chart(5)
          27.  Not Applicable

  (1)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       2 to Form N-4 which was electronically filed on November 1, 1995.
  (2)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       3 to Form N-4 which was electronically filed on April 24, 1996.
  (3)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       5 to Form N-4 which was electronically filed on April 29, 1997.
  (4)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       12 to Form N-4, File Nos. 33-72046 and 811-05618 which was electronically filed on November 12, 1999.
  (5)  Incorporated by reference to Registrant's Post-Effective Amendment No.
       11 to Form N-4 which was electronically filed on April 28, 2000.

Item 25.   Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      ----------------------------------------------
Robert W. MacDonald              Chief Executive Officer
300 S. Hwy 169                   and Director
Minneapolis, MN 55426

Margery G. Hughes                President and
300 S. Hwy 169                   Chief Administrative Officer
Minneapolis, MN 55426

Mark A. Zesbaugh                 Senior Vice President
300 S. Hwy 169                   and Chief Financial Officer
Minneapolis, MN 55426

Lowell C. Anderson               Chairman of the Board
1750 Hennepin Avenue
Minneapolis, MN 55403

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Blvd.
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht         Director
Reinsburgstrasse 17
D - 70178
Stuttgart, Germany

Edward J. Bonach                 President - Special Markets
1750 Hennepin Avenue
Minneapolis, MN 55403

Suzanne J. Pepin                 Vice President, Assistant Secretary
1750 Hennepin Avenue             and General Counsel
Minneapolis, MN 55403

Robert S. James                  Senior Vice President - Marketing Development
300 S. Hwy 169
Minneapolis, MN 55426

Paul M. Howman                   Vice President - Underwriting
1750 Hennepin Avenue
Minneapolis, MN  55403

Rev. Dennis J. Dease             Director
c/o University of St.Thomas
2115 Summit Avenue
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt                Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC 20037-1420

Brad Barks                       Senior Vice President - Financial Analysis/M&A
300 S. Hwy 169
Minneapolis, MN  55426

Chuck Kavitsky                   Senior Vice President
300 S. Hwy 169                   and Chief Marketing Officer
Minneapolis, MN  55426



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company  organizational chart is included herein.


Item 27.   Number of Contract Owners


As of June 6, 2000, there were 353 qualified Contract Owners and 263 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal             Positions and Offices
Business Address             with Underwriter
-----------------------      -----------------------------------------------
Christopher H. Pinkerton     President, Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford           Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke          Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles             Senior Vice President, Chief Financial Officer
1750 Hennepin Avenue         and Treasurer
Minneapolis, MN 55403

Lawrance C. Skibo            Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine Q. Farley          Senior Vice President and Chief Administrative
1750 Hennepin Avenue         Officer
Minneapolis, MN 55403

Robert S. James              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Cynthia Robeck               Assistant Vice President
1750 Hennepin Avenue
Minneapolis, MN  55403


     c.  Not Applicable

Item 30.   Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 22nd day of June, 2000.




                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                       (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                       (Depositor)


                                  By:  /s/ SUZANNE J. PEPIN
                                       ---------------------



                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ SUZANNE J. PEPIN
                                       ---------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*         Chairman of the Board         06/22/2000
Lowell C. Anderson                                           Date

Robert W. MacDonald*        Director and                  06/22/2000
Robert W. MacDonald         Chief Executive Officer          Date

Margery G. Hughes*          President and                 06/22/2000
Margery G. Hughes           Chief Adminstrative Officer      Date

Mark A. Zesbaugh*           Chief Financial OFficer and   06/22/2000
Mark A. Zesbaugh            Senior Vice President            Date

Herbert F. Hansmeyer*       Director                      06/22/2000
Herbert F. Hansmeyer                                         Date

Michael P. Sullivan*        Director                      06/22/2000
Michael P. Sullivan                                          Date

Dr. Gerhard Rupprecht*      Director                      06/22/2000
Dr. Gerhard Rupprecht                                        Date

Rev. Dennis J. Dease*       Director                      06/22/2000
Rev. Dennis J. Dease                                         Date

James R. Campbell*          Director                      06/22/2000
James R. Campbell                                            Date

Robert M. Kimmitt*          Director                      06/22/2000
Robert M. Kimmitt                                            Date


                                *By   Power  of  Attorney

                                 By:  /s/ SUZANNE J. PEPIN
                                      ---------------------
                                         Suzanne J. Pepin
                                         Attorney-in-Fact


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, Chairman of the Board of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert
W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Chairman of the Board of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 3rd day of April 2000.

WITNESS:

/s/ Lowell C. Anderson
-----------------------------


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert W. MacDonald, Chief Executive Officer and a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Suzanne J. Pepin as my attorney and agent, for me, and in my name as Chief Executive Officer and Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Robert W. MacDonald
-----------------------
Robert W. MacDonald

       WITNESS my hand and seal this 26th day of April 2000.


WITNESS:

/s/ Mary Ann Lemke
-----------------------------


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery G. Hughes, President of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as President of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 5th day of April 2000.

WITNESS:  /s/ Mary Ann Lemke

/s/ Margery G. Hughes
-----------------------


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark A. Zesbaugh, Senior Vice President, Chief Financial Officer and Assistant Secretary of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne
J. Pepin, each individually as my attorney and agent, for me, and in my name as Senior Vice President, Chief Financial Officer and Assistant Secretary of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 3rd day of April 2000.

WITNESS:                                /s/ Mark A. Zesbaugh


/s/ Stacey R. Thiele
-----------------------


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Herbert F. Hansmeyer, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

/s/ Herbert F. Hansmeyer
------------------------
Herbert F. Hansmeyer

     WITNESS my hand and seal this 4th day of April 2000.

WITNESS:

/s/ David C Marks
------------------

                                 ACKNOWLEDGEMENT


State of Connecticut
County of Fairfield

The foregoing instrument was acknowledged before me Tracy Stroh this 5th day of April, 2000, by Herbert F. Hansmeyer.

                                           /s/ Tracey Stroh
                                           -----------------
                                           Notary Public


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Michael P. Sullivan, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

     WITNESS my hand and seal this 5th day of April 2000.

WITNESS:

/s/ Michael P. Sullivan
------------------------


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Dr. Gerhard G. Rupprecht, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


     WITNESS my hand and seal this 18th day of April 2000.

WITNESS:

                                      /s/ Gerhard Rupprech

                                      (Dr. Gerhard Rupprecht)

                                                 Unterschriftsbeglaubigung

I hereby certify, the the above is the true signature, acknowledged in my presence of

                        Dr. Gerhard Rupprecht
                        Chairman of the Board of Management
                        Reinsburgstrabe 19,70178 Stuttgart, Germany,

Personally know to me.

                          Stuttgart, den 18.April 2000

                                         /s/ Dr. Kubler
                                         Dr. Kubler
                                         Notarvetreter


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Reverand Dennis J. Dease, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

                               /s/ Dennis J. Dease

     WITNESS my hand and seal this 4th day of April 2000.

WITNESS:

/s/ Donna L Baisden


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, James R. Campbell, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

/s/ James R. Campbell

     WITNESS my hand and seal this 5th day of April 2000.

WITNESS:

/s/ Vicki L. Plymate
--------------------


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert M. Kimmitt, Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Suzanne J. Pepin, each individually as my attorney and agent, for me, and in my name as Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


     WITNESS my hand and seal this 5th day of April 2000.

                              /s/ Robert M. Kimmitt
                             ----------------------
                              Robert M. Kimmitt, Esq.

WITNESS:

/s/ illegible
------------------

                                    EXHIBITS

                                       TO

                         POST-EFFECTIVE AMENDMENT NO.    12

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS


Exhibit                                                      Page

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Information